Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	RYERSON INC.
Entity Central Index Key	0000790528
Entity Filer Category	Non-accelerated Filer

Consolidated Statements Of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales	$ 891.1	$ 850.3	[1]	$ 962.2	$ 1,090.6	[2]	$ 1,121.6	$ 1,035	[3]	$ 1,218.8	[4]	$ 1,289	[5]	$ 1,187	[6]	$ 4,024.7	$ 4,729.8	$ 3,895.5
Cost of materials sold	735.3						930.8									3,315.1	4,071	3,355.7
Gross profit	155.8	154.3	[1]	180.5	184	[2]	190.8	164.5	[3]	173.7	[4]	163.9	[5]	156.7	[6]	709.6	658.8	539.8
Warehousing, delivery, selling, general and administrative	121.7						131.4									508.2	539.8	505.7
Restructuring and other charges		1.1						9.8								1.1	11.1	12
Gain on Insurance Settlement																		(2.6)
Impairment charges on fixed assets and goodwill	0.9	0.1			0.9			3.1		2.2		2.5				1	9.3	1.4
Pension and other postretirement benefits curtailment (gain) loss																(1.7)		2
Operating profit (loss)	33.2						59.4									201	98.6	21.3
Other expense:
Other income and (expense), net	1.2						(0.3)									(18)	4.6	(3.2)
Interest and other expense on debt	(28.4)						(19.3)									(86.4)	(80.1)	(75.2)
Income (loss) before income taxes	6	(7.9)	[1]	32.1	32.6	[2]	39.8	2.3	[3]	13.7	[4]	(0.1)	[5]	7.2	[6]	96.6	23.1	(57.1)
Provision (benefit) for income taxes	1.1	15.2					2.7	(21.5)								(7.2)	(11.5)	12.9
Net income (loss)	4.9	5.7	[1]	31.6	29.4	[2]	37.1	23.8	[3]	10.2	[4]	(7.8)	[5]	8.4	[6]	103.8	34.6	(70)
Less: Net loss attributable to noncontrolling interest	(2.2)						(1.1)									(5.5)	(8.3)	(4.6)
Net income (loss) attributable to Ryerson Inc.	7.1	7	[1]	33.5	30.6	[2]	38.2	28.6	[3]	12.1	[4]	(7.2)	[5]	9.4	[6]	109.3	42.9	(65.4)
Comprehensive income (loss)	6.1						45.1									66	(41.4)	(71.5)
Less: Comprehensive loss attributable to noncontrolling interest	(2.1)						(1)									(5.9)	(7)	(3.2)
Comprehensive income (loss) attributable to Ryerson Inc.	$ 8.2						$ 46.1									$ 71.9	$ (34.4)	$ (68.3)

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.

Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 103.8	$ 34.6	$ (70)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	3.9	(1)	11.4
Unrealized gain (loss) on available-for-sale investment	7.7	(9.8)	5.4
Changes in defined benefit pension and other post-retirement benefit plans	(51.5)	(66.7)	(19)
Other comprehensive loss	(39.9)	(77.5)	(2.2)
Total comprehensive income (loss), before tax	63.9	(42.9)	(72.2)
Income tax benefit related to items of other comprehensive income	(2.1)	(1.5)	(0.7)
Comprehensive income (loss), after tax	66	(41.4)	(71.5)
Less: comprehensive loss attributable to the noncontrolling interest	(5.9)	(7)	(3.2)
Comprehensive income (loss) attributable to Ryerson Inc.	$ 71.9	$ (34.4)	$ (68.3)

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 4.9	$ 37.1	$ 103.8	$ 34.6	$ (70)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	11.3	11	47.3	43.3	38.6
Deferred income taxes	0.8	(0.3)	(10.2)	(12.7)	58.2
Provision for allowances, claims and doubtful accounts	0.9	0.1	1.7	3.4	3
Restructuring and other charges			1.1	11.1	12
Impairment charges on fixed assets and goodwill	0.9		1	9.3	1.4
Gain on bargain purchase				(5.8)
Pension and other postretirement benefits curtailment (gain) loss			(1.7)		2
Loss on retirement of debt			17.2	0.2
Other items			2.8	1.2	(0.3)
Change in operating assets and liabilities, net of effects of acquisitions:
Receivables	(41.5)	(42.8)	120.2	(2.4)	(138.5)
Inventories	(6)	(49.5)	(5.8)	92.9	(170.9)
Other assets	(0.1)	(8)	8.4	10	8.6
Accounts payable	54.5	98.7	(38.3)	(71.6)	102.4
Accrued liabilities	17.3	(1.6)	(8.4)	(14.5)	(2.5)
Accrued taxes payable/receivable	(0.9)	(1.5)	(3)	2.2	(5.5)
Deferred employee benefit costs	(12.4)	(9.9)	(49.5)	(46.6)	(36.9)
Net adjustments	24.8	(3.8)	82.8	20	(128.4)
Net cash provided by (used in) operating activities	29.7	33.3	186.6	54.6	(198.4)
INVESTING ACTIVITIES:
Acquisitions, net of cash acquired			(5.1)	(95.2)	(12)
Decrease in restricted cash	(0.1)	(3.1)	1.4	16.7	3.9
Capital expenditures	(4)	(14.5)	(40.8)	(47)	(27)
Investment in joint venture		(2.9)	(2.9)
Increase in cash due to consolidation of joint venture		3	3
Proceeds from sales of property, plant and equipment	0.2	2.9	11.6	11.3	5.5
Other investments			(2.5)	(0.8)	(14.8)
Net cash used in investing activities	(3.9)	(14.6)	(35.3)	(115)	(44.4)
FINANCING ACTIVITIES:
Long-term debt issued			900
Long-term debt retired			(484.6)
Repayment of debt				(11.8)	(10.6)
Proceeds from credit facility borrowings					180
Repayment of credit facility borrowings					(180)
Net proceeds/(repayments) of short-term borrowings	(41.1)	(24.1)	(149)	68.5	206
Long-term debt issuance costs	(0.2)		(18.1)
Credit facility issuance costs				(15.8)
Purchase of subsidiary shares from noncontrolling interest					(17.5)
Net increase (decrease) in book overdrafts	19.9	(15.4)	(11.8)	17	6.6
Distributions made to parent			(379.9)
Net cash provided by (used in) financing activities	(21.4)	(39.5)	(143.4)	57.9	184.5
Net increase (decrease) in cash and cash equivalents	4.4	(20.8)	7.9	(2.5)	(58.3)
Effect of exchange rate changes on cash and cash equivalents	(1.2)	1.4	1.6	1.6	5.6
Net change in cash and cash equivalents	3.2	(19.4)	9.5	(0.9)	(52.7)
Beginning cash and cash equivalents	70.8	61.3	61.3	62.2	114.9
Cash and cash equivalents - end of period	74	41.9	70.8	61.3	62.2
Cash paid (received) during the period for:
Interest paid to third parties	4.6	7.1	67.6	71.5	66.1
Income taxes, net	$ 0.9	$ 3.2	$ 5.2	$ (3.1)	$ (46.8)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 74	$ 70.8	$ 61.3
Restricted cash	4	3.9	5.3
Receivables less provision for allowances, claims and doubtful accounts	436.1	396.7	515.8
Inventories	746.1	741.5	732.4
Prepaid expenses and other assets	49	41.4	37.9
Total current assets	1,309.2	1,254.3	1,352.7
Property, plant, and equipment, at cost	648.4	648.4	622.6
Less: Accumulated depreciation	174.1	165	131.5
Property, plant and equipment, net	474.3	483.4	491.1
Deferred income taxes	38.3	38.4	35.6
Other intangible assets	55.8	57.3	62.1
Goodwill	96.9	97	96.7
Deferred charges and other assets	32.1	33.8	25
Total assets	2,006.6	1,964.2	2,063.2
Current liabilities:
Accounts payable	270.3	196.2	245
Accrued liabilities:
Salaries, wages and commissions	32.1	32.1	40.2
Deferred income taxes	122.6	121.6	132.5
Other accrued liabilities	73	56.6
Interest on debt		21.2	10.3
Other accrued liabilities		35.4	52.1
Short-term debt	27.8	35.3	52
Current portion of deferred employee benefits	14.2	14.2	15.2
Total current liabilities	540	456	547.3
Long-term debt	1,236.4	1,270.1	971.6
Deferred employee benefits	490.1	504.4	502.9
Taxes and other credits	14.5	14.2	10.1
Total liabilities	2,281	2,244.7	2,031.9
Commitments and contingencies
Redeemable noncontrolling interest	1.6	1.7
Ryerson Inc. stockholders' equity (deficit):
Common stock, value
Capital in excess of par value	71.3	71.3	451.5
Accumulated deficit	(95.4)	(102.5)	(211.8)
Accumulated other comprehensive loss	(252.6)	(253.7)	(216.3)
Total Ryerson Inc. stockholders' equity (deficit)	(276.7)	(284.9)	23.4
Noncontrolling interest	0.7	2.7	7.9
Total equity (deficit)	(276)	(282.2)	31.3
Total Liabilities and Equity	$ 2,006.6	$ 1,964.2	$ 2,063.2

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provision for allowances, claims and doubtful accounts	$ 7.6	$ 7.1	$ 7.7
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	100	100	100

Consolidated Statements Of Stockholders Equity (USD $) In Millions, except Share data	Total USD ($)	Common Stock	Capital in Excess of Par Value USD ($)	Accumulated Deficit USD ($)	Foreign Currency Translation USD ($)	Benefit Plan Liabilities USD ($)	Unrealized Gain (Loss) on Available- For-Sale Investments USD ($)	Noncontrolling Interest USD ($)	Redeemable Noncontrolling Interest USD ($)
Beginning Balance at Dec. 31, 2009	$ 166.4		$ 456.2	$ (189.3)	$ (17.4)	$ (118.7)		$ 35.6
Balance, Shares at Dec. 31, 2009		100
Net income (loss)	(70)			(65.4)				(4.6)
Foreign currency translation	11.4				10			1.4
Purchase of subsidiary shares from noncontrolling interest	(17.5)							(17.5)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(18.3)					(18.3)
Unrealized gain on available-for-sale investment	5.4						5.4
Ending Balance at Dec. 31, 2010	77.4		456.2	(254.7)	(7.4)	(137)	5.4	14.9
Balance, Shares at Dec. 31, 2010		100
Net income (loss)	34.6			42.9				(8.3)
Foreign currency translation	(1)				(2.3)			1.3
Distributions to parent	(4.7)		(4.7)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(65.2)					(65.2)
Unrealized gain on available-for-sale investment	(9.8)						(9.8)
Ending Balance at Dec. 31, 2011	31.3		451.5	(211.8)	(9.7)	(202.2)	(4.4)	7.9
Balance, Shares at Dec. 31, 2011	100	100
Net income (loss)	103.8			109.3				(5.2)	(0.3)
Net income (loss)	104.1
Foreign currency translation	4.3				4.3				(0.4)
Distributions to parent	(380.2)		(380.2)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(49.4)					(49.4)
Unrealized gain on available-for-sale investment	7.7						7.7
Fair value of noncontrolling interest associated with business acquired									2.4
Ending Balance at Dec. 31, 2012	(282.2)		71.3	(102.5)	(5.4)	(251.6)	3.3	2.7	1.7
Balance, Shares at Dec. 31, 2012	100	100
Net income (loss)	4.9			7.1				(2.1)	(0.1)
Net income (loss)	5
Foreign currency translation	(3.7)				(3.8)			0.1
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(1.1)					(1.1)
Unrealized gain on available-for-sale investment	3.8						3.8
Ending Balance at Mar. 31, 2013	$ (276)		$ 71.3	$ (95.4)	$ (9.2)	$ (250.5)	$ 7.1	$ 0.7	$ 1.6
Balance, Shares at Mar. 31, 2013	100	100

Consolidated Statements Of Stockholders Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in defined benefit pension and other post-retirement benefit plans, tax benefit	$ (0.1)	$ 2.1	$ 1.5	$ 0.7

Summary of Accounting and Financial Policies	12 Months Ended
Dec. 31, 2012
Summary of Accounting and Financial Policies

Note 1: Summary of Accounting and Financial Policies

Business Description and Basis of Presentation. Ryerson Inc. (“Ryerson”), a Delaware corporation, is a wholly-owned subsidiary of Ryerson Holding Corporation (“Ryerson Holding”).

On October 19, 2007, the merger (the “Platinum Acquisition”) of Rhombus Merger Corporation (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Ryerson Holding, with and into Ryerson, was consummated in accordance with the Agreement and Plan of Merger, dated July 24, 2007, by and among Ryerson, Ryerson Holding and Merger Sub (the “Merger Agreement”). Upon the closing of the Platinum Acquisition, Ryerson became a wholly-owned subsidiary of Ryerson Holding. Ryerson Holding is 99% owned by affiliates of Platinum Equity, LLC (“Platinum”).

Ryerson conducts materials distribution operations in the United States through its wholly-owned direct subsidiary Joseph T. Ryerson & Son, Inc. (“JT Ryerson”), a Delaware corporation, in Canada through its indirect wholly-owned subsidiary Ryerson Canada, Inc., a Canadian corporation (“Ryerson Canada”) and in Mexico through its indirect wholly-owned subsidiary Ryerson Metals de Mexico, S. de R.L. de C.V., a Mexican corporation (“Ryerson Mexico”). In addition to our North American operations, we conduct materials distribution operations in China through Ryerson China Limited (“Ryerson China”), a company in which we have a 50% direct ownership percentage and an additional 50% interest through affiliates of Ryerson Holding, and in Brazil through Açofran Aços e Metais Ltda (“Açofran”), a company in which we have had a 50% direct ownership percentage since February 17, 2012. Unless the context indicates otherwise, Ryerson, JT Ryerson, Ryerson Canada, Ryerson China, Ryerson Mexico and Açofran together with their subsidiaries, are collectively referred to herein as “we,” “us,” “our,” or the “Company.”

Principles of Consolidation. The Company consolidates entities in which it owns or controls more than 50% of the voting shares. All significant intercompany balances and transactions have been eliminated in consolidation. Additionally, variable interest entities that do not have sufficient equity investment to permit the entity to finance its activities without additional subordinated support from other parties or whose equity investors lack the characteristics of a controlling financial interest for which the Company is the primary beneficiary are included in the consolidated financial statements.

Business Segments. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 280, “Segment Reporting” (“ASC 280”), establishes standards for reporting information on operating segments in interim and annual financial statements. Our Chief Executive Officer, together with the Operating Committee selected by our Board of Directors, serve as our Chief Operating Decision Maker (“CODM”). Our CODM reviews our financial information for purposes of making operational decisions and assessing financial performance. The CODM views our business globally as metals service centers. We have one operating and reportable segment, metal service centers, in accordance with the criteria set forth in ASC 280.

Use of Estimates. The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and related notes to the financial statements. Changes in such estimates may affect amounts reported in future periods.

Equity Investments. Investments in affiliates in which the Company’s ownership is 20% to 50% are accounted for by the equity method. Equity income is reported in “Cost of materials sold” in the Consolidated Statements of Operations. Equity income during the years ended December 31, 2012, 2011 and 2010 totaled $0.2 million, $0.1 million, and zero, respectively.

Revenue Recognition. Revenue is recognized in accordance with FASB ASC 605, “Revenue Recognition.” Revenue is recognized upon delivery of product to customers. The timing of shipment is substantially the same as the timing of delivery to customers given the proximity of the Company’s distribution sites to its customers. Revenue is recorded net of returns, allowances, customer discounts and incentives. Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net (excluded from revenues) basis.

Provision for allowances, claims and doubtful accounts. We perform ongoing credit evaluations of customers and set credit limits based upon review of the customers’ current credit information and payment history. The Company monitors customer payments and maintains a provision for estimated credit losses based on historical experience and specific customer collection issues that the Company has identified. Estimation of such losses requires adjusting historical loss experience for current economic conditions and judgments about the probable effects of economic conditions on certain customers. The Company cannot guarantee that the rate of future credit losses will be similar to past experience. Provisions for allowances and claims are based upon historical rates, expected trends and estimates of potential returns, allowances, customer discounts and incentives. The Company considers all available information when assessing the adequacy of the provision for allowances, claims and doubtful accounts.

Shipping and Handling Fees and Costs. Shipping and handling fees billed to customers are classified in “Net Sales” in our Consolidated Statement of Operations. Shipping and handling costs, primarily distribution costs, are classified in “Warehousing, delivery, selling, general and administrative” expenses in our Consolidated Statement of Operations. These costs totaled $87.3 million, $94.8 million and $82.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Benefits for Retired Employees. The Company recognizes the funded status of its defined benefit pension and other postretirement plans in the Consolidated Balance Sheets, with changes in the funded status recognized through accumulated other comprehensive income (loss), net of tax, in the year in which the changes occur. The estimated cost of the Company’s defined benefit pension plan and its postretirement medical benefits are determined annually after considering information provided by consulting actuaries. Key factors used in developing estimates of these liabilities include assumptions related to discount rates, rates of return on investments, future compensation costs, healthcare cost trends, benefit payment patterns and other factors. The cost of these benefits for retirees is accrued during their term of employment. Pensions are funded primarily in accordance with the requirements of the Employee Retirement Income Security Act (“ERISA”) of 1974 and the Pension Protection Act of 2006 into a trust established for the Ryerson Pension Plan. Costs for retired employee medical benefits are funded when claims are submitted. Certain salaried employees are covered by a defined contribution plan, for which the cost is expensed in the period earned.

Cash Equivalents. Cash equivalents reflected in the financial statements are highly liquid, short-term investments with original maturities of three months or less that are an integral part of the Company’s cash management portfolio. Checks issued in excess of funds on deposit at the bank represent “book” overdrafts and are reclassified to accounts payable. Amounts reclassified totaled $37.5 million and $49.3 million at December 31, 2012 and 2011, respectively.

Inventory Valuation. Inventories are stated at the lower of cost or market value. We use the last-in, first-out (“LIFO”) method for valuing our domestic inventories. We use the weighted-average cost and the specific cost methods for valuing our foreign inventories.

Property, Plant and Equipment. Property, plant and equipment, including land use rights, are depreciated for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The provision for depreciation in all periods presented is based on the following estimated useful lives of the assets:

Land improvements	20 years
Buildings	45 years
Machinery and equipment	15 years
Furniture and fixtures	10 years
Transportation equipment	6 years
Land use rights	50 years

Expenditures for normal repairs and maintenance are charged against income in the period incurred.

Goodwill. In accordance with FASB ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), goodwill is reviewed at least annually for impairment or whenever indicators of potential impairment exist. We test for impairment of goodwill by assessing various qualitative factors with respect to developments in our business and the overall economy and calculating the fair value of a reporting unit using the discounted cash flow method, as necessary. If we determine that it is more likely than not that the fair value of a reporting unit is less than the carrying value based on our qualitative assessment, we will proceed to the two-step goodwill impairment test. In step one, we compare the fair value of the reporting unit in which goodwill resides to its carrying value. If the carrying amount exceeds the fair value, the second step of the goodwill impairment test is performed to measure the amount of the impairment loss, if any. In the second step, the implied fair value of the goodwill is estimated as the fair value of the reporting unit used in the first step less the fair value of all other net tangible and intangible assets of the reporting unit. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess, not to exceed the carrying amount of the goodwill. The fair value of the reporting units are estimated using an average of an income approach and a market approach as this combination is deemed to be the most indicative of fair value in an orderly transaction between market participants.

Long-lived Assets and Other Intangible Assets. Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company estimates the future cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment is recognized. Any related impairment loss is calculated based upon comparison of the fair value to the carrying value of the asset. Separate intangible assets that have finite useful lives are amortized over their useful lives. An impaired intangible asset would be written down to fair value, using the discounted cash flow method.

Deferred Financing Costs. Deferred financing costs associated with the issuance of debt are being amortized using the effective interest method over the life of the debt.

Income Taxes. Deferred tax assets or liabilities reflect temporary differences between amounts of assets and liabilities for financial and tax reporting. Such amounts are adjusted, as appropriate, to reflect changes in enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The determination of the amount of a valuation allowance to be provided on recorded deferred tax assets involves estimates regarding (1) the timing and amount of the reversal of taxable temporary differences, (2) expected future taxable income, (3) the impact of tax planning strategies and (4) the ability to carry back deferred tax assets to offset prior taxable income. In assessing the need for a valuation allowance, the Company considers all available positive and negative evidence, including past operating results, projections of future taxable income and the feasibility of ongoing tax planning strategies. The projections of future taxable income include a number of estimates and assumptions regarding volume, pricing, costs and industry cyclicality.

Significant judgment is required in determining income tax provisions and in evaluating tax positions. In the normal course of business, the Company and its subsidiaries are examined by various federal, state and foreign tax authorities. The Company records the impact of a tax position, if that position is more likely than not to be sustained on audit, based on the technical merits of the position. The Company regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of our provision for income taxes. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability and deferred taxes in the period in which the facts that give rise to a revision become known.

The Company recognizes the benefit of tax positions when a benefit is more likely than not (i.e. greater than 50% likely) to be sustained on its technical merits. Recognized tax benefits are measured at the largest amount that is more likely than not to be sustained, based on cumulative probability, in final settlement of the position. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Earnings Per Share Data. As the Company’s stock is not publicly traded, earnings (loss) per common share data is excluded from presentation.

Foreign Currency. The Company translates assets and liabilities of its foreign subsidiaries, where the functional currency is the local currency, into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at the average monthly exchange rates prevailing during the year.

For foreign currency transactions, the Company translates these amounts to the Company’s functional currency at the exchange rate effective on the invoice date. If the exchange rate changes between the time of purchase and the time actual payment is made, a foreign exchange transaction gain or loss results which is included in determining net income (loss) for the year. The Company recognized $1.5 million, $0.8 million and $2.7 million of exchange losses for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are primarily classified in “Other income and (expense), net” in our Consolidated Statements of Operations.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 amends ASC 820, “Fair Value Measurements” (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. The revised guidance is effective for interim and annual periods beginning after December 15, 2011 and early application by public entities is prohibited. We adopted this guidance on January 1, 2012. The adoption did not have a material impact on our financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). Under ASU 2011-05, entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate but consecutive statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively. The provisions for this pronouncement are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. We have adopted this pronouncement for our fiscal year beginning January 1, 2012. The adoption did not have a material impact on our financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). ASU 2011-08 allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance also expands upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. We adopted this guidance prospectively on January 1, 2012. The adoption did not have an impact on our financial statements.

In February 2013, the FASB issued ASU 2013-2, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This guidance requires an entity to present, either on the face of the financial statements or as a disclosure in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, the guidance requires an entity to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This guidance is effective for our fiscal year beginning January 1, 2013. As this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on our financial statements.

Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions

NOTE 5: ACQUISITIONS

Açofran

On February 17, 2012, the Company acquired 50% of the issued and outstanding capital stock of Açofran, a long products distributor located in São Paulo, Brazil. The Company fully consolidates Açofran based on voting control. The Company is party to a put option arrangement with respect to the securities that represent the noncontrolling interest of Açofran. The put is exercisable by the minority shareholders outside of the Company’s control by requiring the Company to redeem the minority shareholders’ equity stake in the subsidiary at a put price based on earnings before interest, income tax, depreciation and amortization expense and net debt. The redeemable noncontrolling interest is classified as mezzanine equity and measured at the greater of estimated redemption value at the end of each reporting period or the historical cost basis of the noncontrolling interest adjusted for earnings and foreign currency allocations. The resulting increase or decrease in the estimated redemption amount is adjusted with a corresponding charge against retained earnings, or in the absence of retained earnings, additional paid-in-capital. The acquisition is not material to our consolidated financial statements.

Note 2: Acquisitions

Singer Steel Company

On March 14, 2011, the Company acquired all the issued and outstanding capital stock of Singer Steel Company (“Singer”). Singer is a full-service steel value-added processor with state-of-the-art processing equipment. We believe that Singer’s capabilities strongly enhance Ryerson’s offering in the Midwest and Northeast United States.

The fair value of the consideration totaled $23.6 million on the acquisition date, of which $20.0 million was paid on the date of acquisition and $3.6 million was paid in 2012.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At March 14, 2011
(In millions)
Cash	$0.3
Restricted cash	6.5
Accounts receivable	7.3
Inventory	16.3
Property, plant, and equipment	8.2
Intangible assets	4.3
Other assets	0.2

Total identifiable assets acquired	43.1

Current liabilities	11.4
Deferred tax liabilities	2.3

Total liabilities assumed	13.7

Net identifiable assets acquired	29.4
Bargain purchase	(5.8)

Net assets acquired	$23.6

The fair value of accounts receivables acquired was $7.3 million, with a gross amount of $7.8 million. The Company expected $0.5 million to be uncollectible.

Of the $4.3 million of acquired intangible assets, $2.2 million was assigned to customer relationships with a useful life of 7 years, $1.7 million was assigned to trademarks with a useful life of 5 years and $0.4 million was assigned to a license agreement with a useful life of 7 years.

The transaction resulted in a bargain purchase primarily due to the fair value of acquired intangible assets and higher inventory valuation related to rising metals prices. The gain is included in other income and (expense), net in the Statement of Operations. The Company has recognized $0.4 million in acquisition-related fees, which is included in warehousing, delivery, selling, general and administrative expenses.

Included in the 2011 financial results is $36.1 million of revenue and $9.4 million (includes the $5.8 million bargain purchase gain) of net income from Singer since the acquisition date.

Turret Steel

On December 9, 2011, the Company acquired all the issued and outstanding capital stock of Turret Steel Industries, Inc., Sunbelt-Turret Steel, Inc., Wilcox-Turret Cold Drawn, Inc., and Imperial Trucking Company, LLC (collectively, “Turret”). Turret is a premier distributor of Special Bar Quality Carbon and Alloy bar products. We believe that Turret’s product offerings strongly enhance Ryerson’s strategy of increasing its presence in long and fabricated products.

Ryerson acquired Turret for a cash purchase price of $78.8 million, plus assumption of approximately $6.5 million of debt on the acquisition date. A total of $1.5 million of the $78.8 million cash purchase price was held back and paid to the seller in June 2012. The terms of the agreement also include deferred cash consideration payouts, totaling a maximum of $36.0 million over a period of 5 years, which are contingent on the seller’s continued employment with Ryerson as well as the financial performance of Turret. The deferred cash consideration will be recognized as compensation expense and recorded as it is incurred over the five year period.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At December 9, 2011
(In millions)
Cash	$1.8
Accounts receivable	12.0
Inventory	26.7
Property, plant, and equipment	2.9
Intangible assets	45.1
Goodwill	25.1
Other assets	1.2

Total identifiable assets acquired	114.8

Current liabilities	17.5
Deferred tax liabilities	18.5

Total liabilities assumed	36.0

Net assets acquired	$78.8

The fair value of accounts receivables acquired was $12.0 million, with a gross amount of $12.4 million. The Company expected $0.4 million to be uncollectible.

Of the $45.1 million of acquired intangible assets, $27.8 million was assigned to customer relationships with useful lives between 7 and 11 years, $17.0 million was assigned to trademarks with a useful life of 20 years and $0.3 million was assigned to a covenant not to compete with a useful life of 7 years. The Company recognized $25.1 million of goodwill, reflecting management’s expected synergies.

The Company has recognized $0.4 million in acquisition-related fees, which is included in warehousing, delivery, selling, general and administrative expenses.

Included in the 2011 financial results is $5.6 million of revenue and $17.0 million of net income, which includes $16.6 million of tax benefits, from Turret since the acquisition date.

The following unaudited pro forma information presents consolidated results of operations for the year ended December 31, 2012 and 2011 as if the acquisitions of Singer and Turret on March 14, 2011 and December 9, 2011, respectively, had occurred on January 1, 2011:

	Pro Forma
	Year Ended December 31,
	2012	2011
	(In millions)
Net sales	$4,024.7	$4,866.8
Net income attributable to Ryerson Inc.	109.3	27.9

The 2011 supplemental pro forma net income (loss) was adjusted to exclude the $5.8 million bargain purchase gain and $18.0 million of tax benefits realized in 2011 as they are nonrecurring items.

Açofran

On February 17, 2012, the Company acquired 50% of the issued and outstanding capital stock of Açofran, a long products distributor located in São Paulo, Brazil. The Company fully consolidates Açofran based on voting control. The Company is party to a put option arrangement with respect to the securities that represent the noncontrolling interest of Açofran. The put is exercisable by the minority shareholders outside of the Company’s control by requiring the Company to redeem the minority shareholders’ equity stake in the subsidiary at a put price based on earnings before interest, income tax, depreciation and amortization expense and net debt. The redeemable noncontrolling interest is classified as mezzanine equity and measured at the greater of estimated redemption value at the end of each reporting period or the historical cost basis of the noncontrolling interest adjusted for earnings and foreign currency allocations. The resulting increase or decrease in the estimated redemption amount is adjusted with a corresponding charge against retained earnings, or in the absence of retained earnings, additional paid-in-capital. The acquisition is not material to our consolidated financial statements.

Other Acquisitions

On January 26, 2010, the Company acquired, through its subsidiary JT Ryerson, all of the issued and outstanding capital stock of Texas Steel Processing, Inc. (“TSP”), a steel plate processor based in Houston, Texas. The acquisition is not material to our consolidated financial statements.

On August 4, 2010, the Company acquired, through its subsidiary JT Ryerson, all of the issued and outstanding capital stock of SFI-Gray Steel Inc. (“SFI”), a steel plate processor based in Houston, Texas. The acquisition is not material to our consolidated financial statements.

On July 12, 2010, we acquired Van Shung Chong Holdings Limited (“VSC”) remaining 20% equity interest in Ryerson China. As a result, Ryerson China is now a wholly-owned subsidiary of Ryerson Holding. The acquisition did not materially impact the financial statements of Ryerson.

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash

Note 3: Restricted Cash

As part of one of our note indentures, proceeds from the sale of property, plant, and equipment are deposited in a restricted cash account. Cash can be withdrawn from this restricted account upon meeting certain requirements. The balance in this account was zero and $0.9 million at December 31, 2012 and 2011, respectively. In addition, Ryerson China has a restricted cash balance of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively, which is primarily related to letters of credit that can be presented for product material purchases. We also have cash restricted for purposes of covering letters of credit that can be presented for potential insurance claims, which totaled $3.8 million and $4.1 million as of December 31, 2012 and 2011, respectively.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories

NOTE 3: INVENTORIES

The Company primarily uses the last-in, first-out (LIFO) method of valuing inventory. Interim LIFO calculations are based on actual inventory levels.

Inventories, at stated LIFO value, were classified at March 31, 2013 and December 31, 2012 as follows:

	March 31, 2013	December 31, 2012
	(In millions)
In process and finished products	$746.1	$741.5

If current cost had been used to value inventories, such inventories would have been $39 million and $34 million lower than reported at March 31, 2013 and December 31, 2012, respectively. Approximately 89% and 88% of inventories are accounted for under the LIFO method at March 31, 2013 and December 31, 2012, respectively. Non-LIFO inventories consist primarily of inventory at our foreign facilities using the weighted-average cost and the specific cost methods. Substantially all of our inventories consist of finished products.

The Company has consignment inventory at certain customer locations, which totaled $11.9 million and $11.3 million at March 31, 2013 and December 31, 2012, respectively.

During the first quarter of 2013, certain inventory quantities were reduced. This reduction resulted in a liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years as compared with the cost of current year purchases. The effect of the LIFO liquidation decreased cost of materials sold during the first quarter of 2013 by approximately $0.4 million.

Note 4: Inventories

Inventories were classified at December 31, 2012 and 2011 as follows:

	At December 31,
	2012	2011
	(In millions)
In process and finished products	$741.5	$732.4

If current cost had been used to value inventories, such inventories would have been $34 million lower and $29 million higher than reported at December 31, 2012 and 2011, respectively. Approximately 88% of inventories are accounted for under the LIFO method at December 31, 2012 and 2011. Non-LIFO inventories consist primarily of inventory at our foreign facilities using the weighted-average cost and the specific cost methods. Substantially all of our inventories consist of finished products.

The Company has consignment inventory at certain customer locations, which totaled $13.1 million and $15.9 million at December 31, 2012 and 2011, respectively.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31, 2012 and 2011:

	At December 31,
	2012	2011
	(In millions)
Land and land improvements	$98.3	$100.5
Buildings and leasehold improvements	203.4	195.4
Machinery, equipment and other	339.6	311.0
Construction in progress	7.1	15.7

Total	648.4	622.6
Less: Accumulated depreciation	(165.0)	(131.5)

Net property, plant and equipment	$483.4	$491.1

The Company recorded $1.0 million, $7.8 million, and $1.4 million of impairment charges in 2012, 2011 and 2010, respectively, related to fixed assets. The impairment charge recorded in 2012 and 2011 related to certain assets held for sale in order to recognize the assets at their fair value less cost to sell in accordance with FASB ASC 360-10-35-43, “Property, Plant and Equipment – Other Presentation Matters.” The fair values of each property were determined based on appraisals obtained from a third party, pending sales contracts or recent listing agreements with third party brokerage firms. The Company had $3.6 million and $10.0 million of assets held for sale, classified within “Other current assets” as of December 31, 2012 and 2011, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

Note 6: Intangible Assets

The following summarizes the components of intangible assets at December 31, 2012 and 2011:

	At December 31, 2012			At December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
	(In millions)
Amortized intangible assets
Customer relationships	$46.8	$(9.5)	$37.3	$45.9	$(5.6)	$40.3
Developed technology / product know-how	1.9	(0.9)	1.0	1.9	(0.5)	1.4
Non-compete agreements	1.4	(0.6)	0.8	1.4	(0.3)	1.1
Trademarks	19.8	(1.9)	17.9	19.5	(0.5)	19.0
Licenses	0.4	(0.1)	0.3	0.4	(0.1)	0.3

Total intangible assets	$70.3	$(13.0)	$57.3	$69.1	$(7.0)	$62.1

Amortization expense related to intangible assets for the years ended December 31, 2012, 2011 and 2010 was $6.0 million, $2.7 million and $1.7 million, respectively.

Intangible assets are amortized over a period between 2 and 20 years. Estimated amortization expense related to intangible assets at December 31, 2012, for each of the years in the five year period ending December 31, 2017 and thereafter is as follows:

Estimated Amortization Expense
(In millions)
For the year ended December 31, 2013	$6.0
For the year ended December 31, 2014	6.0
For the year ended December 31, 2015	5.6
For the year ended December 31, 2016	4.8
For the year ended December 31, 2017	4.6
For the years ended thereafter	30.3

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

Note 7: Goodwill

The following is a summary of changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011:

Carrying Amount
(In millions)
Balance at January 1, 2011	$73.7
Acquisitions and adjustments to purchase price	24.7
Impairment charge	(1.5)
Changes due to foreign currency translation	(0.2)

Balance at December 31, 2011	$96.7
Acquisitions	0.2
Changes due to foreign currency translation	0.1

Balance at December 31, 2012	$97.0

In 2011, the Company recognized $25.1 million of goodwill related to the Turret acquisition, of which, $7.9 million is deductible for income tax purposes. The Company made purchase price adjustments of $0.4 million during the year ended December 31, 2011.

In 2012, the Company recognized $0.2 million of goodwill related to the Acofran acquisition, which is not deductible for income tax purposes.

As a result of our 2011 annual goodwill impairment test, the Company concluded that the carrying value of one of its reporting units exceeded its fair value. As required by the second step of the impairment test, the Company performed an allocation of the fair value to all the assets and liabilities of the reporting unit, including identifiable intangible assets, based on their fair values, to determine the implied fair value of goodwill. Accordingly, the Company recorded a goodwill impairment charge of $1.5 million in 2011 for the difference between the carrying value of the goodwill in the reporting unit and its implied fair value. The impairment resulted from a combination of factors, including the global economic downturn, a decline in margins for the reporting unit, which led to reductions in the Company’s projected operating results and estimated future cash flows related to the reporting unit in future periods The fair values of the Company’s other reporting units exceeded their estimated carrying values and therefore goodwill in those reporting units was not impaired. The fair values of the reporting units were estimated using an average of a market approach and an income approach as this combination is deemed to be the most indicative of our fair value in an orderly transaction between market participants and is consistent with the methodology used for the goodwill impairment test in the prior year.

Based on our October 1, 2012 annual goodwill impairment test, we have determined there was no impairment in 2012.

Restructuring and Other Charges	12 Months Ended
Dec. 31, 2012
Restructuring and Other Charges

Note 8: Restructuring and Other Charges

The following summarizes restructuring accrual activity for the years ended December 31, 2012, 2011 and 2010:

	Employee Related Costs	Tenancy and Other Costs	Total Restructuring Costs
	(In millions)
Balance at January 1, 2010	$0.4	$0.5	$0.9
Restructuring charges	12.5	—	12.5
Cash payments	(0.6)	(0.4)	(1.0)
Adjustments for pension and other post-retirement termination non-cash charges	(12.1)	—	(12.1)
Reclassifications	(0.1)	0.1	—

Balance at December 31, 2010	$0.1	$0.2	$0.3
Restructuring charges	11.1	—	11.1
Cash payments	(5.3)	(0.2)	(5.5)
Adjustments for pension and other post-retirement termination non-cash charges	(1.4)	—	(1.4)

Balance at December 31, 2011	$4.5	$—	$4.5
Restructuring charges	1.3	0.2	1.5
Reduction to reserve	(0.4)	—	(0.4)
Cash payments	(4.4)	(0.2)	(4.6)

Balance at December 31, 2012	$1.0	$—	$1.0

2012

In 2012, the Company recorded a charge of $1.3 million related to the closure of one of its facilities. The charge consists of employee-related costs, primarily severance for 42 employees. In the fourth quarter of 2012, the Company paid $0.3 million in employee costs related to this facility closure. The remaining $1.0 million balance is expected to be paid in 2013. In the first quarter of 2013, as part of this facility closure, the Company expects to record tenancy-related costs of approximately $2 million.

During 2012, the Company paid $4.0 million in employee costs and $0.2 million in tenancy costs related to its October 2011 reorganization plan. The Company also recorded a $0.4 million reduction to this reorganization reserve for employee-related costs and recorded a charge of $0.2 million related to tenancy costs. The $0.2 million net credit reduced the reserve for the October 2011 reorganization to zero and was credited to restructuring and other charges in the Consolidated Statements of Operations.

In 2012, the Company paid the remaining $0.1 million of employee costs related to the facility closed in the fourth quarter of 2010.

2011

In October 2011, the Company implemented a reorganization plan that reduced headcount by 292 employees resulting in a restructuring charge of $9.8 million recorded in the fourth quarter. The Company reduced headcount in a continued effort to decentralize functions to its regions as well as to execute management’s strategy of focusing on long and fabricated product sales. The charge consists of restructuring expenses of $8.4 million for employee-related costs, primarily severance, and additional non-cash pensions and other post-retirement benefit costs totaling $1.4 million. In the fourth quarter of 2011, the Company paid $4.0 million in employee costs related to this restructuring.

In 2011, the Company recorded an additional charge of $1.3 million related to the closure of one of its facilities for which it had recorded a charge of $12.5 million in the fourth quarter of 2010. The charge consists of additional employee-related costs, primarily severance. In 2011, the Company paid $1.3 million in employee costs related to this facility closure.

During 2011, the Company paid the remaining $0.2 million of tenancy and other costs related to the exit plan liability recorded on October 19, 2007.

2010

During 2010, the Company paid $0.7 million related to the exit plan liability recorded on October 19, 2007.

In the fourth quarter of 2010, the Company recorded a $12.5 million charge related to the closure of one of its facilities. The charge consists of restructuring expenses of $0.4 million for employee-related costs, including severance for 66 employees, and additional non-cash pensions and other post-retirement benefits costs totaling $12.1 million. Included in the non-cash pension charge is a pension curtailment loss of $2.0 million. In the fourth quarter of 2010, the Company paid $0.3 million in employee costs related to this facility closure.

Other Charges

In the fourth quarter of 2010, the Company also recorded a charge of $1.5 million for costs related to the retirement of its former Chief Executive Officer, which is recorded within the “Restructuring and other charges” line of the Consolidated Statements of Operations.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt

NOTE 6: LONG-TERM DEBT

Long-term debt consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In millions)
Ryerson Secured Credit Facility	$336.3	$383.5
9% Senior Secured Notes due 2017	600.0	600.0
11 1/4% Senior Notes due 2018	300.0	300.0
Foreign debt	27.9	21.9

Total debt	1,264.2	1,305.4
Less:
Short-term credit facility borrowings	—	13.5
Short-term foreign debt	27.8	21.8

Total long-term debt	$1,236.4	$1,270.1

Ryerson Credit Facility

On March 14, 2011, the Company amended and restated its $1.35 billion revolving credit facility agreement (as amended, the “Ryerson Credit Facility”), which extends the maturity date to March 14, 2016. At March 31, 2013, Ryerson had $336.3 million of outstanding borrowings, $30 million of letters of credit issued and $322 million available under the $1.35 billion Ryerson Credit Facility compared to $383.5 million of outstanding borrowings, $24 million of letters of credit issued and $293 million available at December 31, 2012. Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as the Company is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. Eligible inventory, at any date of determination, is comprised of the aggregate value of all inventory owned by a borrower, with such inventory adjusted to exclude various ineligible inventory, including, among other things, any inventory that is classified as “supplies” or is unsaleable in the ordinary course of business and 50% of the value of any inventory that (i) has not been sold or processed within a 180 day period and (ii) which is calculated to have more than 365 days of supply based upon the immediately preceding 6 months consumption. The weighted average interest rate on the borrowings under the Ryerson Credit Facility was 2.5 percent and 2.6 percent at March 31, 2013 and December 31, 2012, respectively.

Amounts outstanding under the Ryerson Credit Facility bear interest at a rate determined by reference to the base rate (Bank of America’s prime rate) or a LIBOR rate or, for the Company’s Canadian subsidiary which is a borrower, a rate determined by reference to the Canadian base rate (Bank of America-Canada Branch’s “Base Rate” for loans in U.S. Dollars in Canada) or the BA rate (average annual rate applicable to Canadian Dollar bankers’ acceptances) or a LIBOR rate and the Canadian prime rate (Bank of America-Canada Branch’s “Prime Rate.”). The spread over the base rate and Canadian prime rate is between 0.75% and 1.50% and the spread over the LIBOR and for the bankers’ acceptances is between 1.75% and 2.50%, depending on the amount available to be borrowed. Overdue amounts and all amounts owed during the existence of a default bear interest at 2% above the rate otherwise applicable thereto. The Company also pays commitment fees on amounts not borrowed at a rate between 0.375% and 0.50% depending on the average borrowings as a percentage of the total $1.35 billion agreement during a rolling three month period.

Borrowings under the Ryerson Credit Facility are secured by first-priority liens on all of the inventory, accounts receivable, lockbox accounts and related assets of Ryerson, subsidiary borrowers and certain other U.S. subsidiaries of Ryerson that act as guarantors.

The Ryerson Credit Facility contains covenants that, among other things, restrict Ryerson and its subsidiaries with respect to the incurrence of debt, the creation of liens, transactions with affiliates, mergers and consolidations, sales of assets and acquisitions. The Ryerson Credit Facility also requires that, if availability under such facility declines to a certain level, Ryerson maintain a minimum fixed charge coverage ratio as of the end of each fiscal quarter.

The Ryerson Credit Facility contains events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees and other amounts due thereunder after a specified grace period, material misrepresentations, failure to perform certain specified covenants, certain bankruptcy events, the invalidity of certain security agreements or guarantees, material judgments and the occurrence of a change of control of Ryerson. If such an event of default occurs, the lenders under the Ryerson Credit Facility will be entitled to various remedies, including acceleration of amounts outstanding under the Ryerson Credit Facility and all other actions permitted to be taken by secured creditors.

The lenders under the Ryerson Credit Facility have the ability to reject a borrowing request if any event, circumstance or development has occurred that has had or could reasonably be expected to have a material adverse effect on Ryerson. If Ryerson or any significant subsidiaries of the other borrowers becomes insolvent or commences bankruptcy proceedings, all amounts borrowed under the Ryerson Credit Facility will become immediately due and payable.

Proceeds from borrowings under the Ryerson Credit Facility and repayments of borrowings thereunder that are reflected in the Consolidated Statements of Cash Flows represent borrowings under the Company’s revolving credit agreement with original maturities greater than three months. Net proceeds (repayments) under the Ryerson Credit Facility represent borrowings under the Ryerson Credit Facility with original maturities less than three months.

2017 and 2018 Notes

On October 10, 2012, Ryerson and its wholly owned subsidiary, Joseph T. Ryerson & Son, Inc., issued $600 million in aggregate principal amount of their 9% Senior Secured Notes due 2017 (the “2017 Notes”) and $300 million in aggregate principal amount of their 11 1/4% Senior Notes due 2018 (the “2018 Notes” and, together with the 2017 Notes, the “2017 and 2018 Notes”). The 2017 Notes bear interest at a rate of 9% per annum. The 2018 Notes bear interest at a rate of 11.25% per annum. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of our existing and future domestic subsidiaries that are co-borrowers or guarantee obligations under the Ryerson Credit Facility.

The 2017 Notes and related guarantees are secured by a first-priority lien on substantially all of our and our guarantors’ present and future assets located in the United States (other than receivables, inventory, related general intangibles, certain other assets and proceeds thereof), subject to certain exceptions and customary permitted liens. The 2017 Notes and related guarantees are secured on a second-priority basis by a lien on the assets that secure our obligations under the Ryerson Credit Facility. The 2018 Notes are not secured. The 2017 and 2018 Notes contain customary covenants that, among other things, limit, subject to certain exceptions, our ability, and the ability of our restricted subsidiaries, to incur additional indebtedness, pay dividends on our capital stock or repurchase our capital stock, make investments, sell assets, engage in acquisitions, mergers or consolidations or create liens or use assets as security in other transactions. Subject to certain exceptions, Ryerson may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset.

The 2017 Notes will become redeemable by the Company, in whole or in part, at any time on or after April 15, 2015 and the 2018 Notes will become redeemable, in whole or in part, at any time on or after October 15, 2015, in each case at specified redemption prices. The 2017 and 2018 Notes are redeemable prior to such dates at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest, if any, to the redemption date, plus a make-whole premium. If a change of control occurs, Ryerson must offer to purchase the 2017 and 2018 Notes at 101% of their principal amount, plus accrued and unpaid interest.

Pursuant to registration rights agreements relating to the 2017 and 2018 Notes, we agreed to file with the SEC by July 7, 2013, registration statements with respect to offers to exchange each of the 2017 and 2018 Notes for new issues of our debt securities registered under the Securities Act, with terms substantially identical to those of the 2017 and 2018 Notes and to consummate such exchange offers no later than October 5, 2013.

The Company used the net proceeds from the 2017 and 2018 Notes (i) to repay in full the 14  1/2 Senior Discount Notes due 2015 (“Ryerson Holding Notes”), plus accrued and unpaid interest thereon up to, but not including, the repayment date, (ii) to repay in full the Company’s outstanding Floating Rate Senior Secured Notes due November 1, 2014 (“2014 Notes”) and 12% Senior Secured Notes due November 1, 2015 (“2015 Notes”) (together with the 2014 Notes, the “Ryerson Notes”), plus accrued and unpaid interest thereon up to, but not including, the repayment date, (iii) to repay outstanding indebtedness under the Ryerson Credit Facility and (iv) to pay related fees, expenses and premiums.

Foreign Debt

At March 31, 2013, Ryerson China’s total foreign borrowings were $27.6 million, which were owed to banks in Asia at a weighted average interest rate of 4.5% secured by inventory and property, plant and equipment. At December 31, 2012, Ryerson China’s total foreign borrowings were $21.4 million, which were owed to banks in Asia at a weighted average interest rate of 4.8% secured by inventory and property, plant and equipment. At March 31, 2013, Açofran’s total foreign borrowings were $0.3 million, which were owed to foreign banks at a weighted average interest rate of 11.2%. At December 31, 2012, Açofran’s total foreign borrowings were $0.5 million, which were owed to foreign banks at a weighted average interest rate of 11.2%.

Availability under the foreign credit lines was $17 million and $21 million at March 31, 2013 and December 31, 2012, respectively. Letters of credit issued by our foreign subsidiaries totaled $11 million and $8 million at March 31, 2013 and December 31, 2012, respectively.

Note 9: Debt

Long-term debt consisted of the following at December 31, 2012 and 2011:

	At December 31,
	2012	2011
	(In millions)
Ryerson Secured Credit Facility	$383.5	$520.0
9% Senior Secured Notes due 2017	600.0	—
11 1/4% Senior Notes due 2018	300.0	—
12% Senior Secured Notes due 2015	—	368.7
Floating Rate Senior Secured Notes due 2014	—	102.9
Foreign debt	21.9	32.0

Total debt	1,305.4	1,023.6
Less:
Short-term credit facility borrowings	13.5	20.0
Foreign debt	21.8	32.0

Total long-term debt	$1,270.1	$971.6

The principal payments required to be made on debt during the next five fiscal years are shown below:

Amount
(In millions)
For the year ended December 31, 2013	$21.8
For the year ended December 31, 2014	0.1
For the year ended December 31, 2015	—
For the year ended December 31, 2016	383.5
For the year ended December 31, 2017	600.0
For the years ended thereafter	300.0

Ryerson Credit Facility

On March 14, 2011, the Company amended and restated its $1.35 billion revolving credit facility agreement (as amended, the “Ryerson Credit Facility”), which extends the maturity date to March 14, 2016. At December 31, 2012, Ryerson had $383.5 million of outstanding borrowings, $24 million of letters of credit issued and $293 million available under the $1.35 billion Ryerson Credit Facility compared to $520.0 million of outstanding borrowings, $29 million of letters of credit issued and $274 million available at December 31, 2011. Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as the Company is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. The weighted average interest rate on the borrowings under the Ryerson Credit Facility was 2.6 percent and 2.4 percent at December 31, 2012 and 2011, respectively.

Amounts outstanding under the Ryerson Credit Facility bear interest at a rate determined by reference to the base rate (Bank of America’s prime rate) or a LIBOR rate or, for the Company’s Canadian subsidiary which is a borrower, a rate determined by reference to the Canadian base rate (Bank of America-Canada Branch’s “Base Rate” for loans in U.S. Dollars in Canada) or the BA rate (average annual rate applicable to Canadian Dollar bankers’ acceptances) or a LIBOR rate and the Canadian prime rate (Bank of America-Canada Branch’s “Prime Rate.”). The spread over the base rate and Canadian prime rate is between 0.75% and 1.50% and the spread over the LIBOR and for the bankers’ acceptances is between 1.75% and 2.50%, depending on the amount available to be borrowed. Overdue amounts and all amounts owed during the existence of a default bear interest at 2% above the rate otherwise applicable thereto. The Company also pays commitment fees on amounts not borrowed at a rate between 0.375% and 0.50% depending on the average borrowings as a percentage of the total $1.35 billion agreement during a rolling three month period.

Borrowings under the Ryerson Credit Facility are secured by first-priority liens on all of the inventory, accounts receivable, lockbox accounts and related assets of Ryerson, subsidiary borrowers and certain other U.S. subsidiaries of Ryerson that act as guarantors.

The Ryerson Credit Facility contains covenants that, among other things, restrict Ryerson with respect to the incurrence of debt, the creation of liens, transactions with affiliates, mergers and consolidations, sales of assets and acquisitions. The Ryerson Credit Facility also requires that, if availability under such facility declines to a certain level, Ryerson maintain a minimum fixed charge coverage ratio as of the end of each fiscal quarter.

The Ryerson Credit Facility contains events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees and other amounts after a specified grace period, material misrepresentations, failure to perform certain specified covenants, certain bankruptcy events, the invalidity of certain security agreements or guarantees, material judgments and the occurrence of a change of control of Ryerson. If such an event of default occurs, the lenders under the Ryerson Credit Facility will be entitled to various remedies, including acceleration of amounts outstanding under the Ryerson Credit Facility and all other actions permitted to be taken by secured creditors.

The lenders under the Ryerson Credit Facility have the ability to reject a borrowing request if any event, circumstance or development has occurred that has had or could reasonably be expected to have a material adverse effect on Ryerson. If Ryerson or any significant subsidiaries of the other borrowers becomes insolvent or commences bankruptcy proceedings, all amounts borrowed under the Ryerson Credit Facility will become immediately due and payable.

Proceeds from borrowings under the Ryerson Credit Facility and repayments of borrowings thereunder that are reflected in the Consolidated Statements of Cash Flows represent borrowings under the Company’s revolving credit agreement with original maturities greater than three months. Net proceeds (repayments) under the Ryerson Credit Facility represent borrowings under the Ryerson Credit Facility with original maturities less than three months.

2017 and 2018 Notes

On October 10, 2012, Ryerson and its wholly owned subsidiary, Joseph T. Ryerson & Son, Inc., issued $600 million in aggregate principal amount of their 9% Senior Secured Notes due 2017 (the “2017 Notes”) and $300 million in aggregate principal amount of their 11 1/4% Senior Notes due 2018 (the “2018 Notes” and, together with the 2017 Notes, the “2017 and 2018 Notes”). The 2017 Notes bear interest at a rate of 9% per annum. The 2018 Notes bear interest at a rate of 11.25% per annum. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of our existing and future domestic subsidiaries that are co-borrowers or guarantee obligations under the Ryerson Credit Facility.

The 2017 Notes and related guarantees are secured by a first-priority lien on substantially all of our and our guarantors’ present and future assets located in the United States (other than receivables, inventory, related general intangibles, certain other assets and proceeds thereof), subject to certain exceptions and customary permitted liens. The 2017 Notes and related guarantees are secured on a second-priority basis by a lien on the assets that secure our obligations under the Ryerson Credit Facility. The 2018 Notes are not secured. The 2017 and 2018 Notes contain customary covenants that, among other things, limit, subject to certain exceptions, our ability, and the ability of our restricted subsidiaries, to incur additional indebtedness, pay dividends on our capital stock or repurchase our capital stock, make investments, sell assets, engage in acquisitions, mergers or consolidations or create liens or use assets as security in other transactions. Subject to certain exceptions, Ryerson may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset.

The 2017 Notes will become redeemable by the Company, in whole or in part, at any time on or after April 15, 2015 and the 2018 Notes will become redeemable, in whole or in part, at any time on or after October 15, 2015, in each case at specified redemption prices. The 2017 and 2018 Notes are redeemable prior to such dates at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest, if any, to the redemption date, plus a make-whole premium. If a change of control occurs, Ryerson must offer to purchase the 2017 and 2018 Notes at 101% of their principal amount, plus accrued and unpaid interest.

Pursuant to registration rights agreements relating to the 2017 and 2018 Notes, we agreed to file with the SEC by July 7, 2013, registration statements with respect to offers to exchange each of the 2017 and 2018 Notes for new issues of our debt securities registered under the Securities Act, with terms substantially identical to those of the 2017 and 2018 Notes and to consummate such exchange offers no later than October 5, 2013.

The Company used the net proceeds from the 2017 and 2018 Notes (i) to repay in full the 14  1/2 Senior Discount Notes due 2015 (“Ryerson Holding Notes”), plus accrued and unpaid interest thereon up to, but not including, the repayment date, (ii) to repay in full the Company’s outstanding Floating Rate Senior Secured Notes due November 1, 2014 (“2014 Notes”) and 12% Senior Secured Notes due November 1, 2015 (“2015 Notes”) (together with the 2014 Notes, the “Ryerson Notes”), plus accrued and unpaid interest thereon up to, but not including, the repayment date, (iii) to repay outstanding indebtedness under the Ryerson Credit Facility and (iv) to pay related fees, expenses and premiums.

2014 and 2015 Notes

As of November 1, 2012, all of the Ryerson Notes were repurchased or redeemed and cancelled. The Company recorded a $17.2 million loss on the repurchase and cancellation of debt related to the Ryerson Notes within other income and (expense), net on the Consolidated Statements of Operations.

During 2011, $7.5 million principal amount of the 2015 Notes were repurchased for $7.7 million and retired, resulting in the recognition of a $0.2 million loss within other income and (expense), net on the Consolidated Statements of Operations.

Foreign Debt

At December 31, 2012, Ryerson China’s total foreign borrowings were $21.4 million, which were owed to banks in Asia at a weighted average interest rate of 4.8% secured by inventory and property, plant and equipment. At December 31, 2012, Açofran’s total foreign borrowings were $0.5 million, which were owed to foreign banks at a weighted average interest rate of 11.2%. Of the total foreign borrowings of $32.0 million outstanding at December 31, 2011, $30.1 million was owed to banks in Asia at a weighted average interest rate of 6.2% secured by inventory and property, plant and equipment. Ryerson China also owed $1.9 million at December 31, 2011 to other parties at a weighted average interest rate of 0.9%.

Availability under the foreign credit lines was $21 million and $22 million at December 31, 2012 and 2011, respectively. Letters of credit issued by our foreign subsidiaries totaled $8 million and $11 million at December 31, 2012 and 2011, respectively.

Ryerson Holding Notes

In 2012, the Company made a distribution of $344.9 million to Ryerson Holding to repay in full the Ryerson Holding Notes, plus accrued and unpaid interest thereon up to, but not including, the repayment date. As of November 1, 2012, all of the Ryerson Holding Notes were repurchased or redeemed and cancelled.

Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee Benefits

NOTE 7: EMPLOYEE BENEFITS

The following table summarizes the components of net periodic benefit cost for the three month periods ended March 31, 2013 and 2012 for the Ryerson pension plans and postretirement benefits other than pension:

	Three Months Ended March 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(In millions)
Components of net periodic benefit cost
Service cost	$1	$1	$—	$—
Interest cost	9	10	1	2
Expected return on assets	(11)	(11)	—	—
Recognized actuarial net (gain) loss	3	2	(2)	(2)

Net periodic benefit cost	$2	$2	$(1)	$—

Contributions

The Company has contributed $9.6 million to the pension plan fund through the three months ended March 31, 2013 and anticipates that it will have a minimum required pension contribution funding of approximately $38 million for the remaining nine months of 2013.

Note 10: Employee Benefits

The Company accounts for its pension and postretirement plans in accordance with FASB ASC 715, “Compensation – Retirement Benefits” (“ASC 715”). In addition to requirements for an employer to recognize in its consolidated balance sheet an asset for a plan’s overfunded status or a liability for a plan’s underfunded status and to recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, ASC 715 requires an employer to measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year.

Prior to January 1, 1998, the Company’s non-contributory defined benefit pension plan covered certain employees, retirees and their beneficiaries. Benefits provided to participants of the plan were based on pay and years of service for salaried employees and years of service and a fixed rate or a rate determined by job grade for all wage employees, including employees under collective bargaining agreements.

Effective January 1, 1998, the Company froze the benefits accrued under its defined benefit pension plan for certain salaried employees and instituted a defined contribution plan. Effective March 31, 2000, benefits for certain salaried employees of J. M. Tull Metals Company and AFCO Metals, subsidiaries that were merged into JT Ryerson, were similarly frozen, with the employees becoming participants in the Company’s defined contribution plan. Salaried employees who vested in their benefits accrued under the defined benefit plan at December 31, 1997 and March 31, 2000, are entitled to those benefits upon retirement. For the years ended December 31, 2012, 2011 and 2010, expense recognized for its defined contribution plans was $6.8 million, $7.0 million and $8.6 million, respectively.

In the fourth quarter of 2010, the Company announced the closure of one of its facilities, which significantly reduced the expected years of future service of active accruing participants in the Company’s defined benefit pension plan. As a result, the Company recorded a pension curtailment loss of $2.0 million in 2010.

In 2012, the Company amended the terms of one of our Canadian post-retirement medical and life insurance plans which effectively eliminated benefits to a group of employees unless these individuals agreed to retire by December 31, 2015. These actions meet the definition of a curtailment under FASB ASC 715-30-15 and resulted in a curtailment gain of $1.7 million for the year ended December 31, 2012.

The Company has other deferred employee benefit plans, including supplemental pension plans, the liability for which totaled $18.5 million and $16.0 million at December 31, 2012 and 2011, respectively.

Summary of Assumptions and Activity

The tables included below provide reconciliations of benefit obligations and fair value of plan assets of the Company plans as well as the funded status and components of net periodic benefit costs for each period related to each plan. The Company uses a December 31 measurement date to determine the pension and other postretirement benefit information. For the year 2010, the Company had an additional measurement date of November 18 for our U.S. pension plan due to the announced closure of one of its facilities as discussed above. The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for U.S. plans were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	November 18 to December 31, 2010	January 1 to November 17, 2010
Discount rate for calculating obligations	4.00%	4.90%	5.35%	N/A
Discount rate for calculating net periodic benefit cost	4.90	5.35	5.40	5.80%
Expected rate of return on plan assets	8.75	8.75	8.75	8.75
Rate of compensation increase	3.00	3.00	3.00	4.00

The expected rate of return on U.S. plan assets is 8.20% for 2013.

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily health care, for U.S. plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	3.60%	4.60%	5.25%
Discount rate for calculating net periodic benefit cost	4.60	5.25	5.70
Rate of compensation increase – benefit obligations	3.00	3.00	3.00
Rate of compensation increase – net periodic benefit cost	3.00	3.00	4.00

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.20%	4.75%	5.25%
Discount rate for calculating net periodic benefit cost	4.75	5.25	5.75
Expected rate of return on plan assets	6.50	7.00	7.00
Rate of compensation increase	3.50	3.50	3.50

The expected rate of return on Canadian plan assets is 6.50% for 2013.

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily healthcare, for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.10%	4.80%	5.25%
Discount rate for calculating net periodic benefit cost	4.80	5.25	5.75
Rate of compensation increase	3.50	3.50	3.50

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Change in Benefit Obligation
Benefit obligation at beginning of year	$856	$815	$143	$176
Service cost	3	3	1	1
Interest cost	41	42	6	8
Plan amendments	—	—	(11)	(1)
Actuarial (gain) loss	81	47	6	(29)
Special termination benefits	1	1	—	1
Effect of changes in exchange rates	1	(1)	1	—
Curtailment gain	—	—	(2)	—
Benefits paid (net of participant contributions and Medicare subsidy)	(53)	(51)	(14)	(13)

Benefit obligation at end of year	$930	$856	$130	$143

Accumulated benefit obligation at end of year	$925	$852	N/A	N/A

Change in Plan Assets
Plan assets at fair value at beginning of year	$497	$509	$—	$—
Actual return (loss) on plan assets	69	(4)	—	—
Employer contributions	46	44	15	15
Effect of changes in exchange rates	1	(1)	—	—
Benefits paid (net of participant contributions)	(53)	(51)	(15)	(15)

Plan assets at fair value at end of year	$560	$497	$—	$—

Reconciliation of Amount Recognized
Funded status	$(370)	$(359)	$(130)	$(143)

Amounts recognized in balance sheet consist of:
Current liabilities	$—	$—	$(13)	$(14)
Non-current liabilities	(370)	(359)	(117)	(129)

Net benefit liability at the end of the year	$(370)	$(359)	$(130)	$(143)

Canadian benefit obligations represented $60 million and $55 million of the Company’s total Pension Benefits obligations at December 31, 2012 and 2011, respectively. Canadian plan assets represented $48 million and $46 million of the Company’s total plan assets at fair value at December 31, 2012 and 2011, respectively. In addition, Canadian benefit obligations represented $16 million and $18 million of the Company’s total Other Benefits obligation at December 31, 2012 and 2011, respectively.

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 consist of the following:

	At December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in accumulated other comprehensive income (loss), pre–tax, consists of
Net actuarial (gain) loss	$403	$355	$(73)	$(87)
Prior service cost (credit)	1	2	(12)	(1)

Total	$404	$357	$(85)	$(88)

Net actuarial losses of $13.8 million and prior service costs of $0.2 million for pension benefits and net actuarial gains of $7.3 million and prior service credits of $1.6 million for other postretirement benefits are expected to be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

Amounts recognized in other comprehensive income (loss) for the years ended December 31, 2012 and 2011 consist of the following:

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in other comprehensive income (loss), pre–tax, consists of
Net actuarial loss (gain)	$58	$98	$6	$(29)
Amortization of net actuarial loss (gain)	(11)	(6)	8	5
Prior service credit	—	—	(11)	(1)

Total recognized in other comprehensive income (loss)	$47	$92	$3	$(25)

For measurement purposes for U.S. plans at December 31, 2012, the annual rate of increase in the per capita cost of covered health care benefits for participants under 65 was 7 percent, grading down to 5 percent in 2020, the level at which it is expected to remain. At December 31, 2012 the rate for participants over 65 was 6.5 percent, grading down to 5 percent in 2018, plus a risk adjustment of 0.6 percent grading down to zero percent in 2062, the level at which it is expected to remain. For measurement purposes for U.S. plans at December 31, 2011, the annual rate of increase in the per capita cost of covered health care benefits was 8.0 percent for all participants, grading down to 5 percent in 2017, the level at which it is expected to remain. For measurement purposes for U.S. plans at December 31, 2010, the annual rate of increase in the per capita cost of covered health care benefits was 8.5 percent for all participants, grading down to 5 percent in 2017, the level at which it is expected to remain.

For measurement purposes for Canadian plans at December 31, 2012, the annual rate of increase in the per capita cost of covered health care benefits was 8 percent per annum, grading down to 4.5 percent in 2033, the level at which it is expected to remain. For measurement purposes for Canadian plans at December 31, 2011, the annual rate of increase in the per capita cost of covered health care benefits was 12 percent per annum, grading down to 5 percent in 2023, the level at which it is expected to remain. For measurement purposes for Canadian plans at December 31, 2010, the annual rate of increase in the per capita cost of covered health care benefits was 12 percent per annum, grading down to 5 percent in 2023, the level at which it is expected to remain.

The components of the Company’s net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31,
	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
	(In millions)
Components of net periodic benefit cost
Service cost	$3	$3	$3	$1	$1	$1
Interest cost	41	42	43	6	8	10
Expected return on assets	(45)	(47)	(46)	—	—	—
Recognized actuarial loss (gain)	11	6	6	(7)	(4)	(4)
Special termination benefits	—	1	7	—	1	3
Curtailment loss (gain)	—	—	2	(2)	—	—

Net periodic benefit cost (credit)	$10	$5	$15	$(2)	$6	$10

The assumed health care cost trend rate has an effect on the amounts reported for the health care plans. For purposes of determining net periodic benefit cost for U.S plans, the annual rate of increase in the per capita cost of covered health care benefits was 8 percent for all participants for the year ended December 31, 2012, grading down to 5 percent in 2017. For purposes of determining net periodic benefit cost for Canadian plans, the annual rate of increase in the per capita cost of covered health care benefits was 8 percent for the year ended December 31, 2012, grading down to 4.5 percent in 2033. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1% increase	1% decrease
	(In millions)
Effect on service cost plus interest cost	$0.3	$(0.2)
Effect on postretirement benefit obligation	4.5	(3.6)

Pension Trust Assets

The expected long-term rate of return on pension trust assets is 6.50% to 8.20% based on the historical investment returns of the trust, the forecasted returns of the asset classes and a survey of comparable pension plan sponsors.

The Company’s pension trust weighted-average asset allocations at December 31, 2012 and 2011, by asset category are as follows:

	Trust Assets at December 31,
	2012	2011
Equity securities	64%	62%
Debt securities	22	22
Real Estate	3	3
Other	11	13

Total	100.0%	100.0%

The Board of Directors of Ryerson has general supervisory authority over the Pension Trust Fund and approves the investment policies and plan asset target allocation. An internal management committee provides on-going oversight of plan assets in accordance with the approved policies and asset allocation ranges and has the authority to appoint and dismiss investment managers. The investment policy objectives are to maximize long-term return from a diversified pool of assets while minimizing the risk of large losses, and to maintain adequate liquidity to permit timely payment of all benefits. The policies include diversification requirements and restrictions on concentration in any one single issuer or asset class. The currently approved asset investment classes are cash; fixed income; domestic equities; international equities; real estate; private equities and hedge funds of funds. Company management allocates the plan assets among the approved investment classes and provides appropriate directions to the investment managers pursuant to such allocations. The approved target ranges and allocations as of the December 31, 2012 measurement date were as follows:

	Range	Target
Equity securities	35-85%	63%
Debt securities	10-30	21
Real Estate	0-10	9
Other	0-10	7

Total		100%

The fair value of Ryerson’s pension plan assets at December 31, 2012 by asset category are as follows. See Note 16 for the definitions of Level 1, 2, and 3 fair value measurements.

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$11.1	$11.1	$—	$—
Equity securities:
US large cap	121.0	—	121.0	—
US small/mid cap	45.4	—	45.4	—
Canadian large cap	6.4	—	6.4	—
Canadian small cap	1.6	—	1.6	—
Other international companies	183.1	—	183.1	—
Fixed income securities:
Investment grade debt	122.7	—	122.7	—
Other types of investments:
Commodity funds	1.5	—	1.5	—
Multi-strategy funds	26.7	—	—	26.7
Private equity funds	22.5	—	—	22.5
Real estate	17.7	—	17.0	0.7

Total	$559.7	$11.1	$498.7	$49.9

The hierarchy classification for common collective trust plan assets in 2011 totaling $151.5 million has been adjusted from level 1 to level 2 due to our ownership at the fund level rather than of the individual securities. The fair value of Ryerson’s pension plan assets at December 31, 2011 by asset category are as follows:

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$31.6	$31.6	$—	$—
Equity securities:
US large cap	138.9	—	138.9	—
US small/mid cap	44.3	—	44.3	—
Canadian large cap	12.0	12.0	—	—
Canadian small cap	1.0	1.0	—	—
Other international companies	112.0	13.4	98.6	—
Fixed income securities:
Investment grade debt	111.1	19.0	92.1	—
Other types of investments:
Multi-strategy funds	2.7	—	—	2.7
Private equity funds	28.3	—	—	28.3
Real estate	15.3	—	12.8	2.5

Total	$497.2	$77.0	$386.7	$33.5

The pension assets classified as Level 2 investments in both 2012 and 2011 are part of common collective trust investments.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Multi- Strategy Hedge funds	Private Equity Funds	Real Estate	Total
	(In millions)
Beginning balance at January 1, 2010	$19.2	$29.8	$21.4	$70.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	2.4	0.7	3.3
Relating to assets sold during the period	0.7	0.9	3.7	5.3
Purchases, sales, and settlements	(14.1)	(1.6)	(22.0)	(37.7)

Ending balance at December 31, 2010	$6.0	$31.5	$3.8	$41.3
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	0.3	0.2	0.7
Relating to assets sold during the period	—	0.7	(0.2)	0.5
Purchases	—	1.4	—	1.4
Sales	(3.5)	(5.6)	(1.3)	(10.4)

Ending balance at December 31, 2011	$2.7	$28.3	$2.5	$33.5
Actual return on plan assets:
Relating to assets still held at the reporting date	1.7	0.5	(0.3)	1.9
Relating to assets sold during the period	(0.5)	2.4	0.8	2.7
Purchases	25.0	0.5	—	25.5
Sales	(2.2)	(9.2)	(2.3)	(13.7)

Ending balance at December 31, 2012	$26.7	$22.5	$0.7	$49.9

Securities listed on one or more national securities exchanges are valued at their last reported sales price on the date of valuation. If no sale occurred on the valuation date, the security is valued at the mean of the last “bid” and “ask” prices on the valuation date.

Corporate and government bonds which are not listed or admitted to trading on any securities exchanges are valued at the average mean of the last bid and ask prices on the valuation date based on quotations supplied by recognized quotation services or by reputable broker dealers.

The non-publicly traded securities, other securities or instruments for which reliable market quotations are not available are valued at each investment manager’s discretion. Valuations will depend on facts and circumstances known as of the valuation date and application of certain valuation methods.

Contributions

The Company contributed $45.9 million, $43.9 million, and $46.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, to improve the funded status of the plans. The Company anticipates that it will have a minimum required pension contribution funding of approximately $48 million in 2013.

Estimated Future Benefit Payments

	Pension Benefits	Other Benefits
	(In millions)
2013	$55.6	$13.3
2014	56.0	12.4
2015	56.4	11.9
2016	56.9	11.3
2017	57.2	10.6
2018-2022	289.8	43.1

Multiemployer Pension and Other Postretirement Plans

Ryerson participates in two multiemployer pension plans covering 73 employees at 5 locations. Total contributions to the plans were $0.5 million, $0.4 million, and $0.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. Ryerson’s contributions represent less than 5% of the total contributions to the plans. Ryerson maintains positive employee relations at all locations. During 2012, the Company exited and reentered the pension plan at one of the covered locations in an effort to reduce the overall pension liability. The transaction resulted in a withdrawal liability of $0.6 million as of December 31, 2012 which will be paid over a period of 25 years. The Company’s participation in these plans is not material to our financial statements.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

NOTE 8: COMMITMENTS AND CONTINGENCIES

From time to time, we are named as a defendant in legal actions incidental to our ordinary course of business. We do not believe that the resolution of these claims will have a material adverse effect on our financial position, results of operations or cash flows. We maintain liability insurance coverage to assist in protecting our assets from losses arising from or related to activities associated with business operations.

On December 27, 2011, Nancy Hoffman, Mark Hoffman, and Karen Hoffman (collectively, the “plaintiffs”) filed a sixth amended complaint in the Circuit Court of Cook County, Illinois naming JT Ryerson and three other entities as defendants (collectively, the “defendants”) in a lawsuit (Nancy Hoffman, et.al. v. Dorlan Crane, et.al.). That complaint asserted negligence and loss of consortium counts against the defendants for personal injuries allegedly suffered by plaintiffs resulting from a motor vehicle accident. On February 10, 2012, a jury returned a verdict against the defendants and awarded damages totaling $27.7 million for which the defendants are purportedly jointly and severally liable. On August 28, 2012, our post-trial motion was denied. On September 24, 2012, we filed our Notice of Appeal to the Appellate Court of Illinois, First Judicial District. Any potential loss ranges from zero to $27.7 million plus interest. We believe that any loss will be covered by insurance. At this time, the Company cannot predict the likely outcome of this matter.

In October 2011, the United States Environmental Protection Agency named us as one of more than 100 businesses that may be a potentially responsible party for the Portland Harbor Superfund Site (“Portland Harbor”). We do not currently have sufficient information available to us to determine the total cost of any required investigation or remediation of the Portland Harbor site. Management cannot predict the ultimate outcome of this matter or estimate a range of potential loss at this time.

Note 11: Commitments and Contingencies

Lease Obligations & Other

The Company leases buildings and equipment under noncancellable operating leases expiring in various years through 2025. Future minimum rental commitments are estimated to total $133.2 million, including approximately $26.6 million in 2013, $21.6 million in 2014, $18.9 million in 2015, $16.4 million in 2016, $12.7 million in 2017 and $37.0 million thereafter.

Rental expense under operating leases totaled $32.6 million, $30.5 million, and $25.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

To fulfill contractual requirements for certain customers in 2012, the Company has entered into certain fixed-price noncancellable contractual obligations. These purchase obligations which will all be paid in 2013 aggregated to $32.9 million at December 31, 2012.

Concentrations of Various Risks

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, available-for-sale investments, derivative instruments, accounts payable, and notes payable. In the case of cash, accounts receivable and accounts payable, the carrying amount on the balance sheet approximates the fair values due to the short-term nature of these instruments. The available-for-sale investments in common stock are adjusted to fair value each period with unrealized gains and losses recorded within accumulated other comprehensive income. The derivative instruments are marked to market each period. The fair value of notes payable is disclosed in Note 16.

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of derivative financial instruments and trade accounts receivable. Our derivative financial instruments are contracts placed with major financial institutions. Credit is generally extended to customers based upon an evaluation of each customer’s financial condition, with terms consistent in the industry and no collateral required. Concentrations of credit risk with respect to trade accounts receivable are limited due to the large number of customers and their dispersion across geographic areas.

The Company has signed supply agreements with certain vendors which may obligate the Company to make cash deposits based on the spot price of aluminum at the end of each month. These cash deposits offset amounts payable to the vendor when inventory is received. We made no cash deposits for the year ended December 31, 2012. We have no exposure as of December 31, 2012.

Approximately 14% of our total labor force is covered by collective bargaining agreements. There are collective bargaining agreements that will expire in fiscal 2013, which cover less than 1% of our total labor force. We believe that our overall relationship with our employees is good.

Litigation

From time to time, we are named as a defendant in legal actions incidental to our ordinary course of business. We do not believe that the resolution of these claims will have a material adverse effect on our financial position, results of operations or cash flows. We maintain liability insurance coverage to assist in protecting our assets from losses arising from or related to activities associated with business operations.

On December 27, 2011, Nancy Hoffman, Mark Hoffman, and Karen Hoffman (collectively, the “plaintiffs”) filed a sixth amended complaint in the Circuit Court of Cook County, Illinois naming JT Ryerson and three other entities as defendants (collectively, the “defendants”) in a lawsuit (Nancy Hoffman, et.al. v. Dorlan Crane, et.al.). That complaint asserted negligence and loss of consortium counts against the defendants for personal injuries allegedly suffered by plaintiffs resulting from a motor vehicle accident. On February 10, 2012, a jury returned a verdict against the defendants and awarded damages totaling $27.7 million for which the defendants are purportedly jointly and severally liable. On August 28, 2012, our post-trial motion was denied. On September 24, 2012, we filed our Notice of Appeal to the Appellate Court of Illinois, First Judicial District. Any potential loss ranges from zero to $27.7 million plus interest. We believe that any loss will be covered by insurance. At this time, the Company cannot predict the likely outcome of this matter.

In October 2011, the United States Environmental Protection Agency named us as one of more than 100 businesses that may be a potentially responsible party for the Portland Harbor Superfund Site (“Portland Harbor”). We do not currently have sufficient information available to us to determine the total cost of any required investigation or remediation of the Portland Harbor site. Management cannot predict the ultimate outcome of this matter or estimate a range of potential loss at this time.

During the year ended December 31, 2010, the Company received $2.6 million related to the settlement of an insurance claim. Based on a 2003 agreement between Ispat International N.V. and Ispat Inland, Inc. (collectively, “Ispat”) and Ryerson, Ryerson assigned its environmental insurance policy issued by Kemper Environmental Ltd (“Kemper”) to Ispat and Ispat agreed to use commercially reasonable efforts to pursue certain claims against Kemper. Ryerson received a letter from ArcelorMittal, the successor in interest by merger to Ispat, in 2010 stating it had reached a settlement with Kemper Environmental Ltd. relating to a 2005 claim and that Ryerson would receive $2.6 million as its agreed upon share of the settlement. The Company received the $2.6 million in 2010 and in accordance with ASC 450-30, the Company recognized the gain upon its realization.

There are various claims and pending actions against the Company. The amount of liability, if any, for those claims and actions at December 31, 2012 is not determinable but, in the opinion of management, such liability, if any, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Parties

NOTE 11: RELATED PARTIES

JT Ryerson pays an affiliate of Platinum an annual monitoring fee of up to $5.0 million pursuant to a corporate advisory services agreement. The monitoring fee recorded in the first three months of 2013 and 2012 was $1.3 million.

Note 12: Related Parties

The Company pays an affiliate of Platinum an annual monitoring fee of up to $5.0 million pursuant to a corporate advisory services agreement. The monitoring fee was $5.0 million for the years ended December 31, 2012, 2011 and 2010.

In October of 2012, Company declared and made a distribution of $344.9 million to Ryerson Holding to repay the Ryerson Holding Notes plus accrued interest. In December of 2012, the Company declared and made an additional distribution of $35.0 million to Ryerson Holding.

Sales by Product	12 Months Ended
Dec. 31, 2012
Sales by Product

Note 13: Sales by Product

The Company derives substantially all of its sales from the distribution of metals. The following table shows the Company’s percentage of sales by major product line:

	Year Ended December 31,
Product Line	2012	2011	2010
	(Percentage of Sales)
Carbon Steel Flat	25%	27%	29%
Carbon Steel Plate	13	11	8
Carbon Steel Long	15	10	9
Stainless Steel Flat	15	18	21
Stainless Steel Plate	4	4	4
Stainless Steel Long	4	4	3
Aluminum Flat	14	15	15
Aluminum Plate	3	3	3
Aluminum Long	4	4	4
Other	3	4	4

Total	100%	100%	100%

No customer accounted for more than 2 percent of Company sales for the years ended December 31, 2012, 2011 and 2010. The top ten customers accounted for less than 10 percent of its sales for the year ended December 31, 2012. A significant majority of the Company’s sales are attributable to its U.S. operations and a significant majority of its long-lived assets are located in the United States. The only operations attributed to foreign countries relate to the Company’s subsidiaries in Canada, China, Mexico and Brazil, which in aggregate comprised 13 percent of the Company’s sales during the year ended December 31, 2012 and 14 percent during the years ended December 31, 2011 and 2010; Canadian, Chinese, Mexican and Brazilian assets were 16 percent, 15 percent and 15 percent of total Company assets at December 31, 2012, 2011 and 2010, respectively.

Other Matters	12 Months Ended
Dec. 31, 2012
Other Matters

Note 14: Other Matters

Equity Investment

Automated Laser Fabrication Co., LLC. In 2011, the Company invested $0.8 million in Automated Laser Fabrication Co., LLC (“ALF”) for a 38 percent equity interest. ALF is a steel processing company located in Streetsboro, Ohio. The Company accounts for this investment under the equity method of accounting. The Company’s investment in this joint venture is not considered material to the Company’s consolidated financial position or results of operations.

Compensation Plan	12 Months Ended
Dec. 31, 2012
Compensation Plan

Note 15: Compensation Plan

Participation Plan

In 2009, Ryerson Holding adopted the 2009 Participation Plan (as amended and restated, the “Plan”). The purpose of the Plan is to provide incentive compensation to key employees of the Company by granting performance units. The value of the performance units is related to the appreciation in the value of the Company from and after the date of grant and the performance units vest over a period specified in the applicable award agreement, which typically vest over 44 months. The Plan may be altered, amended or terminated by the Company at any time. All performance units will terminate upon termination of the Plan or expiration on February 15, 2014. Participants in the Plan may be entitled to receive compensation for their vested units if certain performance-based “qualifying events” occur during the participant’s employment with the Company or during a short period following the participant’s death.

There are two “qualifying events” defined in the Plan: (1) A “qualifying sale event” in which there is a sale of some or all of the stock of Ryerson Holding then held by Ryerson Holding’s principal stockholders and (2) A “qualifying distribution” in which Ryerson Holding pays a cash dividend to its principal stockholders. Upon the occurrence of a Qualifying Event, participants with vested units may receive an amount equal to the difference between: (i) the value (as defined by the Plan) of the units on the date of the qualifying event, and (ii) the value of the units assigned on the date of grant. No amounts are due to participants until the total cash dividends and net proceeds from the sale of common stock to Ryerson Holding’s principal stockholder exceeds $875 million. Upon termination, with or without cause, units are forfeited, except in the case of death, as described in the Plan. As of December 31, 2012, 87,500,000 units have been authorized and granted, 50,312,500 units have been forfeited and 37,187,500 units have vested as of the date hereof. The Company is accounting for this Plan in accordance with FASB ASC 718, “Compensation – Stock Compensation” (“ASC 718”). Since the occurrence of future “qualifying events” is not determinable or estimable, no liability or expense has been recognized to date. The fair value of the performance units are based upon cash dividends to and net proceeds from sales of common stock of Ryerson Holding by its principal stockholders through the end of each period that have occurred or are probable. The fair value of the performance units on their grant date in 2009 and at December 31, 2012, 2011 and 2010, which included cash distributions of $35.0 million in 2012, $213.8 million in 2010 and $56.5 million in 2009, was zero.

Derivatives and Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Fair Value Measurements

NOTE 9: DERIVATIVES AND FAIR VALUE MEASUREMENTS

Derivatives

The Company is exposed to certain risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency risk, and commodity price risk.

Interest rate swaps are entered into to manage interest rate risk associated with the Company’s floating-rate borrowings. We use foreign currency exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency. From time to time, we may enter into fixed price sales contracts with our customers for certain of our inventory components. We may enter into metal commodity futures and options contracts periodically to reduce volatility in the price of metals. We may also enter into natural gas price swaps to manage the price risk of forecasted purchases of natural gas. The Company currently does not account for its derivative contracts as hedges but rather marks them to market with a corresponding offset to current earnings. The Company regularly reviews the creditworthiness of its derivative counterparties and does not expect to incur a significant loss from the failure of any counterparties to perform under any agreements.

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of March 31, 2013 and December 31, 2012:

	Asset Derivatives				Liability Derivatives
	March 31, 2013		December 31, 2012		March 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Commodity contracts	Prepaid expenses and other current assets	$0.1	Prepaid expenses and other current assets	$0.2	Other accrued liabilities	$0.2	Other accrued liabilities	—

Total derivatives		$0.1		$0.2		$0.2		$—

As of March 31, 2013 and December 31, 2012, the Company’s foreign currency exchange contracts had a U.S. dollar notional amount of $1.4 million and $0.7 million, respectively. As of March 31, 2013 and December 31, 2012, the Company had 132 tons and 182 tons, respectively, of nickel futures or option contracts related to forecasted purchases. The Company had 5,000 tons and 1,300 tons of hot roll steel coil option contracts related to forecasted purchases as of March 31, 2013 and December 31, 2012, respectively. The Company has aluminum price swaps related to forecasted purchases, which had a notional amount of 60 tons and 80 tons as of March 31, 2013 and December 31, 2012, respectively.

The following table summarizes the location and amount of gains and losses reported in our Consolidated Statements of Comprehensive Income for the three months ended March 31, 2013 and 2012:

		Three Months Ended March 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivatives	2013	2012
Metal commodity contracts	Cost of materials sold	$(0.3)	$0.1

Fair Value Measurements

To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

1.	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date.

2.	Level 2 – inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

3.	Level 3 – unobservable inputs, such as internally-developed pricing models for the asset or liability due to little or no market activity for the asset or liability.

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$27.9	$—	$—

Prepaid and other current assets:
Common stock—available-for-sale investment	$24.5	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The fair value of each derivative contract is determined using Level 2 inputs and the market approach valuation technique, as described in ASC 820. The Company has various commodity derivatives to lock in nickel prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the London Metals Exchange for nickel on the valuation date. The Company also has commodity derivatives to lock in hot roll coil and aluminum prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the New York Mercantile Exchange for the commodity on the valuation date. In addition, the Company has numerous foreign exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency, the Canadian dollar. The Company defines the fair value of foreign exchange contracts as the amount of the difference between the contracted and current market value at the end of the period. The Company estimates the current market value of foreign exchange contracts by obtaining month-end market quotes of foreign exchange rates and forward rates for contracts with similar terms. The Company uses the exchange rates provided by Reuters. Each contract term varies in the number of months, but on average is between 3 to 12 months in length.

The carrying and estimated fair values of the Company’s financial instruments at March 31, 2013 and December 31, 2012 were as follows:

	At March 31, 2013		At December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$74.0	$74.0	$70.8	$70.8
Restricted cash	4.0	4.0	3.9	3.9
Receivables less provision for allowances, claims and doubtful accounts	436.1	436.1	396.7	396.7
Accounts payable	270.3	270.3	196.2	196.2
Long-term debt, including current portion	1,264.2	1,331.7	1,305.4	1,296.4

The estimated fair value of the Company’s cash and cash equivalents, receivables less provision for allowances, claims and doubtful accounts and accounts payable approximate their carrying amounts due to the short-term nature of these financial instruments. The estimated fair value of the Company’s long-term debt and the current portions thereof is determined by using quoted market prices of Company debt securities (Level 2 inputs).

Assets Held for Sale

The Company had $5.1 million and $3.6 million of assets held for sale, classified within other current assets, as of March 31, 2013 and December 31, 2012, respectively. The Company recorded $0.9 million of impairment charges in the three months ended March 31, 2013, related to certain assets held for sale in order to recognize the assets at their fair value less cost to sell in accordance with ASC 360-10-35-43, “Property, Plant and Equipment – Other Presentation Matters.” The fair values less costs to sell of long-lived assets held for sale are assessed each reporting period that they remain classified as held for sale. Any increase or decrease in the held for sale long-lived asset’s fair value less cost to sell is reported as an adjustment to its carrying amount, except that the adjusted carrying amount cannot exceed the carrying amount of the long-lived asset at the time it was initially classified as held for sale. The fair values of each property were determined based on appraisals obtained from a third-party, pending sales contracts, or recent listing agreements with third-party brokerage firms.

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$5.1	$—

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$3.6	$—

Available-For-Sale Investments

The Company has classified investments made during 2010 and 2012 as available-for-sale at the time of their purchase. Investments classified as available-for-sale are recorded at fair value with the related unrealized gains and losses included in accumulated other comprehensive income. Management evaluates investments in an unrealized loss position on whether an other-than-temporary impairment has occurred on a periodic basis. Factors considered by management in assessing whether an other-than-temporary impairment has occurred include: the nature of the investment; whether the decline in fair value is attributable to specific adverse conditions affecting the investment; the financial condition of the investee; the severity and the duration of the impairment; and whether we intend to sell the investment or will be required to sell the investment before recovery of its amortized cost basis. When it is determined that an other-than-temporary impairment has occurred, the investment is written down to its fair market value at the end of the period in which it is determined that an other-than-temporary decline has occurred. As of March 31, 2013, the investment was in a gross unrealized gain position. Realized gains and losses are recorded within the statement of operations upon sale of the security and are based on specific identification.

The Company’s available-for-sale securities as of March 31, 2013 can be summarized as follows:

	At March 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$7.1	$—	$24.5

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

There is no maturity date for these investments and there have been no sales during the three months ended March 31, 2013.

Note 16: Derivatives and Fair Value Measurements

Derivatives

The Company is exposed to certain risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency risk, and commodity price risk. Interest rate swaps are entered into to manage interest rate risk associated with the Company’s floating-rate borrowings. We use foreign currency exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency. From time to time, we may enter into fixed price sales contracts with our customers for certain of our inventory components. We may enter into metal commodity futures and options contracts periodically to reduce volatility in the price of metals. We may also enter into natural gas price swaps to manage the price risk of forecasted purchases of natural gas. The Company currently does not account for its derivative contracts as hedges but rather marks them to market with a corresponding offset to current earnings. The Company regularly reviews the creditworthiness of its derivative counterparties and does not expect to incur a significant loss from the failure of any counterparties to perform under any agreements.

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of December 31, 2012 and 2011:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Foreign exchange contracts	—	—	—	—	Other accrued liabilities	—	Other accrued liabilities	$0.1
Commodity contracts	Prepaid expenses and other current assets	$0.2	Prepaid expenses and other current assets	$0.1	Other accrued liabilities	—	Other accrued liabilities	1.0

Total derivatives		$0.2		$0.1		$—		$1.1

As of December 31, 2012 and 2011, the Company’s foreign currency exchange contracts had a U.S. dollar notional amount of $0.7 million and $4.9 million, respectively. As of December 31, 2012 and 2011, the Company had 182 tons and 276 tons, respectively, of nickel futures or option contracts related to forecasted purchases. As of December 31, 2012 and 2011, the Company had 1,300 tons and 5,780 tons, respectively, of hot roll steel coil option contracts related to forecasted purchases. The Company has aluminum price swaps related to forecasted purchases, which had a notional amount of 80 tons and 1,210 tons as of December 31, 2012 and 2011, respectively.

The following table summarizes the location and amount of gains and losses reported in our consolidated statement of operations for the years ended December 31, 2012, 2011 and 2010:

		Amount of Gain/ (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivative	2012	2011	2010
		(In millions)
Interest rate contracts	Interest and other expense on debt	$—	$—	$(1.1)
Foreign exchange contracts	Other income and (expense), net	0.1	0.2	(0.3)
Commodity contracts	Cost of materials sold	1.3	(1.9)	(0.3)
Natural gas commodity contracts	Warehousing, delivery, selling, general and administrative	—	(0.1)	(0.1)

Total		$1.4	$(1.8)	$(1.8)

Fair Value Measurements

As required by ASC 820-10-65-1, the Company adopted the nonrecurring fair value measurement disclosures for nonfinancial assets and liabilities. To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

1.	Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date.

2.	Level 2—inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

3.	Level 3—unobservable inputs, such as internally-developed pricing models for the asset or liability due to little or no market activity for the asset or liability.

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	13.1	—	—
Money market mutual fund	2.8	—	—

Total cash equivalents	$15.9	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$10.4	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Foreign exchange contracts	—	0.1	—
Commodity contracts	—	1.0	—

Total liability derivatives	$—	$1.1	$—

The fair value of each derivative contract is determined using Level 2 inputs and the market approach valuation technique, as described in ASC 820. The Company has various commodity derivatives to lock in nickel prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the London Metals Exchange for nickel on the valuation date. The Company also has commodity derivatives to lock in hot roll coil and aluminum prices for varying time periods. The fair value of these derivatives is determined based on the spot price each individual contract was purchased at and compared with the one-month daily average actual spot price on the New York Mercantile Exchange for the commodity on the valuation date. In addition, the Company has numerous foreign exchange contracts to hedge our Canadian subsidiaries’ variability in cash flows from the forecasted payment of currencies other than the functional currency, the Canadian dollar. The Company defines the fair value of foreign exchange contracts as the amount of the difference between the contracted and current market value at the end of the period. The Company estimates the current market value of foreign exchange contracts by obtaining month-end market quotes of foreign exchange rates and forward rates for contracts with similar terms. The Company uses the exchange rates provided by Reuters. Each contract term varies in the number of months, but on average is between 3 to 12 months in length.

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$3.6	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$10.0	$—

The carrying and estimated fair values of the Company’s financial instruments at December 31, 2012 and 2011 were as follows:

	At December 31, 2012		At December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$70.8	$70.8	$61.3	$61.3
Restricted cash	3.9	3.9	5.3	5.3
Receivables less provision for allowances, claims and doubtful accounts	396.7	396.7	515.8	515.8
Accounts payable	196.2	196.2	245.0	245.0
Long-term debt, including current portion	1,305.4	1,296.4	1,023.6	1,020.0

The estimated fair value of the Company’s cash and cash equivalents, receivables less provision for allowances, claims and doubtful accounts and accounts payable approximate their carrying amounts due to the short-term nature of these financial instruments. The estimated fair value of the Company’s long-term debt and the current portions thereof is determined by using quoted market prices of Company debt securities (Level 2 inputs).

Available-For-Sale Investments

The Company has classified investments made during 2010 and 2012 as available-for-sale at the time of their purchase. Investments classified as available-for-sale are recorded at fair value with the related unrealized gains and losses included in accumulated other comprehensive income. Management evaluates investments in an unrealized loss position on whether an other-than-temporary impairment has occurred on a periodic basis. Factors considered by management in assessing whether an other-than-temporary impairment has occurred include: the nature of the investment; whether the decline in fair value is attributable to specific adverse conditions affecting the investment; the financial condition of the investee; the severity and the duration of the impairment; and whether we intend to sell the investment or will be required to sell the investment before recovery of its amortized cost basis. When it is determined that an other-than-temporary impairment has occurred, the investment is written down to its market value at the end of the period in which it is determined that an other-than-temporary decline has occurred. As of December 31, 2012, the investment was in a gross unrealized gain position. Realized gains and losses are recorded within the statement of operations upon sale of the security and are based on specific identification.

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

The Company’s available-for-sale security as of December 31, 2011 can be summarized as follows:

	At December 31, 2011
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$14.8	$—	$(4.4)	$10.4

There is no maturity date for this investment and there have been no sales for the years ended December 31, 2012, 2011, and 2010.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

NOTE 12: INCOME TAXES

For the three months ended March 31, 2013, the Company recorded income tax expense from operations of $1.1 million compared to $2.7 million in the first three months of 2012. The $1.1 million tax expense in the first quarter of 2013 primarily represents foreign and U.S. state income tax expense for the period and adjustments related to our tax LIFO inventory method. Due to existing U.S. federal tax loss carry forwards and a valuation allowance on related deferred tax assets, no current U.S. federal income tax expense on earnings was recorded in the quarter.

In accordance with FASB ASC 740, “Income Taxes,” the Company assesses the realizability of its deferred tax assets. The Company records a valuation allowance when, based upon the evaluation of all available evidence, it is more-likely-than-not that all or a portion of the deferred tax assets will not be realized. In making this determination, we analyze, among other things, our recent history of earnings, the nature and timing of reversing book-tax temporary differences, tax planning strategies and future income. After considering both the positive and negative evidence available, in the second quarter of 2009, the Company determined that it was more-likely-than-not that it would not realize a portion of its U.S. deferred tax assets. As a result, the Company established a valuation allowance against a portion of its U.S. deferred tax assets. The Company has maintained a valuation allowance against a portion of its U.S. deferred tax assets since that time. The valuation allowance is reviewed quarterly and will be maintained until sufficient positive evidence exists to support the reversal of some or all of the valuation allowance. The valuation allowance was $91.6 million and $95.2 million at March 31, 2013 and December 31, 2012, respectively.

Note 17: Income Taxes

The elements of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
	(In millions)
Income (loss) before income tax:
U.S.	$103.8	$27.9	$(50.6)
Foreign	(7.2)	(4.8)	(6.5)

	$96.6	$23.1	$(57.1)

Current income taxes:
Federal	$0.5	$(5.2)	$(47.2)
Foreign	(0.6)	5.9	1.5
State	3.1	0.5	0.4

	3.0	1.2	(45.3)
Deferred income taxes	(10.2)	(12.7)	58.2

Total tax provision (benefit)	$(7.2)	$(11.5)	$12.9

Income taxes differ from the amounts computed by applying the federal tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
	(In millions)
Federal income tax expense (benefit) computed at statutory tax rate of 35%	$33.8	$8.1	$(20.0)
Additional taxes or credits from:
State and local income taxes, net of federal income tax effect	4.7	4.5	(0.4)
Non-deductible expenses and non-taxable income	1.9	(1.1)	0.7
Domestic production activities	—	—	2.1
Foreign income not includable in federal taxable income	(0.8)	6.3	5.5
Effect of acquisition related elections and settlements (1)	(7.1)	—	—
Valuation allowance changes (net) (2)	(41.0)	(30.1)	24.5
All other, net	1.3	0.8	0.5

Total income tax provision (benefit)	$(7.2)	$(11.5)	$12.9

(1)	Includes a $8.5 million deferred tax benefit related to a tax election corresponding with the acquisition of Turret, for which an offsetting valuation allowance was also recorded in 2012.
(2)	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $22 million.

The components of the deferred income tax assets and liabilities arising under FASB ASC 740, “Income Taxes” (“ASC 740”) were as follows:

	At December 31,
	2012	2011
	(In millions)
Deferred tax assets:
AMT tax credit carryforwards	$31	$30
Post-retirement benefits other than pensions	49	54
Federal and foreign net operating loss carryforwards	18	35
State net operating loss carryforwards	7	9
Pension liability	143	139
Other deductible temporary differences	17	23
Less: valuation allowances	(95)	(121)

	$170	$169

Deferred tax liabilities:
Fixed asset basis difference	$112	$116
Inventory basis difference	130	131
Other intangibles	11	19

	253	266

Net deferred tax liability	$(83)	$(97)

The Company recognized a total net tax benefit of $41.0 million related to 2012 changes in valuation allowance, including a $15.2 million tax benefit as a result of the release of valuation allowance related to certain state deferred tax assets recorded at one of its subsidiaries, JT Ryerson, at December 31, 2012. As described in Note 1, the Company assesses the need for a valuation allowance considering all available positive and negative evidence, including past operating results, projections of future taxable income and the feasibility of ongoing tax planning strategies. The fourth quarter of 2012 was the first quarter in which JT Ryerson had sustained an operating profit in both the preceding cumulative three fiscal year period and in each of its two preceding fiscal years, providing objective evidence of JT Ryerson’s ability to earn future profits. Combined with JT Ryerson’s projections of future income providing additional subjective evidence of JT Ryerson’s ability to earn future profits and management’s judgment, the Company determined that these deferred tax assets were more likely than not realizable and accordingly the valuation allowance was no longer required.

The Company will continue to maintain a valuation allowance on definite-lived U.S. federal and state (excluding JT Ryerson) deferred tax assets until such time as in management’s judgment, considering all available positive and negative evidence and consistent with its determinations regarding JT Ryerson described above, the Company determines that these deferred tax assets are more likely than not realizable.

The Company had available at December 31, 2012, federal AMT credit carryforwards of approximately $31 million, which may be used indefinitely to reduce regular federal income taxes.

The Company’s deferred tax assets also include $10 million related to U.S. federal net operating loss (“NOL”) carryforwards which expire in 18 years, $7 million related to state NOL carryforwards which expire generally in 3 to 15 years and $8 million related to foreign NOL carryforwards which expire in 1 to 5 years, available at December 31, 2012.

Earnings from the Company’s foreign subsidiaries are considered to be indefinitely reinvested and, accordingly, no provision for U.S. federal and state income taxes or foreign withholding tax has been made in our Consolidated Financial Statements related to the indefinitely reinvested earnings. At December 31, 2012, the Company had approximately $34 million of undistributed foreign earnings on which no U.S. tax expense has been recorded. A distribution of these non-U.S. earnings in the form of dividends or otherwise would subject the Company to both U.S. federal and state income taxes, as adjusted for tax credits and foreign withholding taxes. A determination of the amount of any unrecognized deferred income tax liability on the undistributed earnings is predominately dependent on the determination of the available tax credits. The ability to benefit from the tax credits is dependent on a number of currently unknown factors including the timing of future distributions, the mix of distributions and the amount of non-U.S. source income in future years. Modeling the many future potential scenarios is therefore not practical.

The Company’s foreign subsidiaries in Canada and China held approximately $51 million in cash and short term investments at the end of 2012 that, if repatriated, would cause the Company to accrue additional U.S. income taxes. The Company does not intend to repatriate these funds.

The Company accounts for uncertain income tax positions in accordance with ASC 740. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(In millions)
Unrecognized tax benefits balance at January 1, 2010	$5.0
Gross increases – tax positions in current periods	1.0
Settlements and closing of statute of limitations	(0.2)

Unrecognized tax benefits balance at December 31, 2010	$5.8
Gross increases – tax positions in current periods	1.1
Settlements and closing of statute of limitations	(0.9)

Unrecognized tax benefits balance at December 31, 2011	$6.0
Gross increases – tax positions in current periods	2.0

Unrecognized tax benefits balance at December 31, 2012	$8.0

Ryerson and its subsidiaries are subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2009. Substantially all state and local income tax matters have been concluded through 2006. However, a change by a state in subsequent years would result in an insignificant change to the Company’s state tax liability. The Company has substantially concluded foreign income tax matters through 2006 for all significant foreign jurisdictions.

We recognize interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2012 and 2011, we had approximately $0.7 million and $0.5 million of accrued interest related to uncertain tax positions, respectively. Total amount of unrecognized tax benefits that would affect our effective tax rate if recognized is $8.0 million and $2.8 million as of December 31, 2012 and 2011, respectively. Although a larger portion of the unrecognized tax benefit may affect the effective tax rate, currently, the benefit would be in the form of a deferred tax asset fully offset by a valuation allowance.

The Company and its U.S. subsidiaries are included in the consolidated federal income tax return with its parent company, Ryerson Holding. Income taxes have been computed as if the Company filed a separate income tax return.

Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidating Financial Statements

NOTE 13: CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

On October 10, 2012, Ryerson issued the 2017 and 2018 Notes. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of our existing and future domestic subsidiaries that are co-borrowers or guarantee obligations under the Ryerson Credit Facility. Each guarantor of the 2017 and 2018 Notes is 100% owned by Ryerson and the guarantees are joint and several. Ryerson Inc. may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset. Presented below is the condensed consolidating financial information of Ryerson and its subsidiaries as of March 31, 2013 and December 31, 2012 and for the three-month periods ended March 31, 2013 and 2012:

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$749.7	$604.8	$122.7	$(586.1)	$891.1
Cost of materials sold	—	621.9	593.4	106.1	(586.1)	735.3

Gross profit	—	127.8	11.4	16.6	—	155.8
Warehousing, delivery, selling, general and administrative	1.3	94.3	5.5	20.6	—	121.7
Impairment charge on fixed assets	—	0.9	—	—	—	0.9

Operating profit (loss)	(1.3)	32.6	5.9	(4.0)	—	33.2
Other income and (expense), net	—	0.1	—	1.1	—	1.2
Interest and other expense on debt	(4.6)	(23.1)	—	(0.7)	—	(28.4)
Intercompany transactions:
Interest expense on intercompany loans	(5.4)	—	—	—	5.4	—
Interest income on intercompany loans	—	3.4	2.0	—	(5.4)	—

Income (loss) before income taxes	(11.3)	13.0	7.9	(3.6)	—	6.0
Provision (benefit) for income taxes	(1.7)	2.1	1.2	(0.5)	—	1.1
Equity in (earnings) loss of subsidiaries	(16.7)	(8.0)	0.9	—	23.8	—

Net income (loss)	7.1	18.9	5.8	(3.1)	(23.8)	4.9
Less: Net loss attributable to noncontrolling interest	—	—	—	(2.2)	—	(2.2)

Net income attributable to Ryerson Inc.	$7.1	$18.9	$5.8	$(0.9)	$(23.8)	$7.1

Comprehensive income (loss)	$8.2	$19.8	$9.5	$(6.6)	$(24.8)	$6.1
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(2.1)	—	(2.1)

Comprehensive income (loss) attributable to Ryerson Inc.	$8.2	$19.8	$9.5	$(4.5)	$(24.8)	$8.2

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$953.7	$810.8	$141.1	$(784.0)	$1,121.6
Cost of materials sold	—	799.5	795.2	120.1	(784.0)	930.8

Gross profit	—	154.2	15.6	21.0	—	190.8
Warehousing, delivery, selling, general and administrative	1.3	104.3	6.4	19.4	—	131.4

Operating profit (loss)	(1.3)	49.9	9.2	1.6	—	59.4
Other income and (expense), net	0.3	—	—	(0.6)	—	(0.3)
Interest and other expense on debt	(18.5)	—	—	(0.8)	—	(19.3)
Intercompany transactions:
Interest expense on intercompany loans	(11.6)	(9.8)	—	—	21.4	—
Interest income on intercompany loans	—	—	21.4	—	(21.4)	—

Income (loss) before income taxes	(31.1)	40.1	30.6	0.2	—	39.8
Provision (benefit) for income taxes	—	2.3	0.3	0.1	—	2.7
Equity in (earnings) loss of subsidiaries	(69.3)	(13.6)	(0.3)	—	83.2	—

Net income (loss)	38.2	51.4	30.6	0.1	(83.2)	37.1
Less: Net loss attributable to noncontrolling interest	—	—	—	(1.1)	—	(1.1)

Net income attributable to Ryerson Inc.	$38.2	$51.4	$30.6	$1.2	$(83.2)	$38.2

Comprehensive income (loss)	$46.1	$51.7	$34.1	$4.1	$(90.9)	$45.1
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(1.0)	—	(1.0)

Comprehensive income (loss) attributable to Ryerson Inc.	$46.1	$51.7	$34.1	$5.1	$(90.9)	$46.1

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$7.1	$18.9	$5.8	$(3.1)	$(23.8)	$4.9

Non-cash expenses	0.1	11.4	0.9	1.5	—	13.9
Equity in (earnings) loss of subsidiaries	(16.7)	(8.0)	0.9	—	23.8	—
Changes in working capital	625.2	1,044.6	(1,662.4)	3.5	—	10.9

Net adjustments	608.6	1,048.0	(1,660.6)	5.0	23.8	24.8

Net cash provided by (used in) operating activities	615.7	1,066.9	(1,654.8)	1.9	—	29.7

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(0.1)	(577.8)	1,464.3	(0.9)	(889.4)	(3.9)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(615.2)	(492.9)	191.2	6.1	889.4	(21.4)

Net increase (decrease) in cash and cash equivalents	0.4	(3.8)	0.7	7.1	—	4.4
Effect of exchange rates	—	0.2	(0.1)	(1.3)	—	(1.2)

Net change in cash and cash equivalents	0.4	(3.6)	0.6	5.8	—	3.2
Beginning cash and cash equivalents	0.2	15.3	1.9	53.4	—	70.8

Ending cash and cash equivalents	$0.6	$11.7	$2.5	$59.2	$—	$74.0

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income	$38.2	$51.4	$30.6	$0.1	$(83.2)	$37.1

Non-cash expenses	0.2	9.2	(0.1)	1.5	—	10.8
Equity in earnings of subsidiaries	(69.3)	(13.6)	(0.3)	—	83.2	—
Changes in working capital	24.8	(8.9)	(16.3)	(14.2)	—	(14.6)

Net adjustments	(44.3)	(13.3)	(16.7)	(12.7)	83.2	(3.8)

Net cash provided by (used in) operating activities	(6.1)	38.1	13.9	(12.6)	—	33.3

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(5.6)	(11.9)	(1.1)	2.9	1.1	(14.6)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	8.8	(25.6)	(13.7)	(7.9)	(1.1)	(39.5)

Net increase (decrease) in cash and cash equivalents	(2.9)	0.6	(0.9)	(17.6)	—	(20.8)
Effect of exchange rates	—	0.1	—	1.3	—	1.4

Net change in cash and cash equivalents	(2.9)	0.7	(0.9)	(16.3)	—	(19.4)
Beginning cash and cash equivalents	3.0	14.5	1.5	42.3	—	61.3

Ending cash and cash equivalents	$0.1	$15.2	$0.6	$26.0	$—	$41.9

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET (UNAUDITED)

MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$9.9	$1,190.7	$151.7	$247.4	$(290.5)	$1,309.2
Property, plant and equipment net of accumulated depreciation	—	403.4	3.0	67.9	—	474.3
Other noncurrent assets	961.0	900.8	352.6	14.1	(2,005.4)	223.1

Total Assets	$970.9	$2,494.9	$507.3	$329.4	$(2,295.9)	$2,006.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$255.3	$290.9	$178.1	$106.5	$(290.8)	$540.0
Noncurrent liabilities	992.3	1,364.8	0.8	31.7	(648.6)	1,741.0
Redeemable noncontrolling interest	—	—	—	1.6	—	1.6
Ryerson Inc. stockholders’ equity	(276.7)	839.2	328.4	188.9	(1,356.5)	(276.7)
Noncontrolling interest	—	—	—	0.7	—	0.7

Total Liabilities and Equity	$970.9	$2,494.9	$507.3	$329.4	$(2,295.9)	$2,006.6

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$381.7	$2,215.9	$63.0	$214.5	$(1,620.8)	$1,254.3
Property, plant and equipment net of accumulated depreciation	—	410.8	3.1	69.5	—	483.4
Other noncurrent assets	944.2	319.2	1,818.6	14.4	(2,869.9)	226.5

Total Assets	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$16.5	$254.3	$1,738.3	$67.7	$(1,620.8)	$456.0
Noncurrent liabilities	1,594.3	1,872.2	0.8	32.8	(1,711.4)	1,788.7
Redeemable noncontrolling interest	—	—	—	1.7	—	1.7
Ryerson Inc. stockholders’ equity	(284.9)	819.4	145.6	193.5	(1,158.5)	(284.9)
Noncontrolling interest	—	—	—	2.7	—	2.7

Total Liabilities and Equity	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

Note 18: Condensed Consolidating Financial Statements

On October 10, 2012, Ryerson issued the 2017 and 2018 Notes. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of Ryerson’s existing and future domestic subsidiaries that are co-borrowers or guarantee our obligations under the Ryerson Credit Facility. Each guarantor of the 2017 and 2018 Notes is 100% owned by Ryerson and the guarantees are joint and several. Ryerson Inc. may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset. Presented below is the condensed consolidating financial information of Ryerson and its subsidiaries as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010.

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$3,396.0	$2,827.4	$543.7	$(2,742.4)	$4,024.7
Cost of materials sold	—	2,819.0	2,773.3	465.2	(2,742.4)	3,315.1

Gross profit	—	577.0	54.1	78.5	—	709.6
Warehousing, delivery, selling, general and administrative expenses	4.7	395.5	26.3	81.7	—	508.2
Restructuring and other charges	—	(0.2)	—	1.3	—	1.1
Impairment charges on fixed assets and goodwill	—	1.0	—	—	—	1.0
Pension and other postretirement benefits curtailment gain	—	—	—	(1.7)	—	(1.7)

Operating profit (loss)	(4.7)	180.7	27.8	(2.8)	—	201.0
Other income and (expense), net	(16.8)	0.2	—	(1.4)	—	(18.0)
Interest and other expense on debt	(62.4)	(20.9)	—	(3.1)	—	(86.4)
Intercompany transactions:
Interest expense on intercompany loans	(53.5)	(39.7)	—	—	93.2	—
Interest income on intercompany loans	—	—	93.2	—	(93.2)	—

Income (loss) before income taxes	(137.4)	120.3	121.0	(7.3)	—	96.6
Provision (benefit) for income taxes	(52.1)	(0.5)	45.2	0.2	—	(7.2)
Equity in (earnings) loss of subsidiaries	(194.6)	(46.0)	4.0	—	236.6	—

Net income (loss)	109.3	166.8	71.8	(7.5)	(236.6)	103.8
Less: Net loss attributable to noncontrolling interest	—	—	—	(5.5)	—	(5.5)

Net income (loss) attributable to Ryerson Inc.	$109.3	$166.8	$71.8	$(2.0)	$(236.6)	$109.3

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$4,093.4	$3,326.1	$645.0	$(3,334.7)	$4,729.8
Cost of materials sold	—	3,560.9	3,288.4	556.4	(3,334.7)	4,071.0

Gross profit	—	532.5	37.7	88.6	—	658.8
Warehousing, delivery, selling, general and administrative expenses	5.2	442.8	5.4	86.4	—	539.8
Restructuring and other charges	—	10.0	—	1.1	—	11.1
Impairment charges on fixed assets and goodwill	—	7.8	—	1.5	—	9.3

Operating profit (loss)	(5.2)	71.9	32.3	(0.4)	—	98.6
Other income and (expense), net	(0.2)	6.0	—	(1.2)	—	4.6
Interest and other expense on debt	(76.6)	(0.1)	—	(3.4)	—	(80.1)
Intercompany transactions:
Interest expense on intercompany loans	(42.0)	(37.6)	—	—	79.6	—
Interest income on intercompany loans	—	—	79.6	—	(79.6)	—

Income (loss) before income taxes	(124.0)	40.2	111.9	(5.0)	—	23.1
Provision (benefit) for income taxes	(51.9)	1.1	33.2	6.1	—	(11.5)
Equity in (earnings) loss of subsidiaries	(115.0)	(65.5)	8.7	—	171.8	—

Net income (loss)	42.9	104.6	70.0	(11.1)	(171.8)	34.6
Less: Net loss attributable to noncontrolling interest	—	—	—	(8.3)	—	(8.3)

Net income (loss) attributable to Ryerson Inc.	$42.9	$104.6	$70.0	$(2.8)	$(171.8)	$42.9

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$3,351.3	$2,963.8	$550.5	$(2,970.1)	$3,895.5
Cost of materials sold	—	2,918.8	2,931.7	475.3	(2,970.1)	3,355.7

Gross profit	—	432.5	32.1	75.2	—	539.8
Warehousing, delivery, selling, general and administrative expenses	4.9	422.3	3.9	74.6	—	505.7
Restructuring and other charges	—	12.0	—	—	—	12.0
Gain on Insurance Settlement	(2.6)	—	—	—	—	(2.6)
Impairment charges on fixed assets and goodwill	—	1.4	—	—	—	1.4
Pension and other postretirement benefits curtailment loss	—	2.0	—	—	—	2.0

Operating profit (loss)	(2.3)	(5.2)	28.2	0.6	—	21.3
Other expense, net	—	—	—	(3.2)	—	(3.2)
Interest and other expense on debt	(70.3)	(1.3)	—	(3.6)	—	(75.2)
Intercompany transactions:
Interest expense on intercompany loans	(55.9)	(8.5)	—	(0.4)	64.8	—
Interest income on intercompany loans	—	—	64.8	—	(64.8)	—

Income (loss) before income taxes	(128.5)	(15.0)	93.0	(6.6)	—	(57.1)
Provision (benefit) for income taxes	(15.4)	53.1	(27.8)	3.0	—	12.9
Equity in (earnings) loss of subsidiaries	(47.7)	(28.4)	5.6	—	70.5	—

Net income (loss)	(65.4)	(39.7)	115.2	(9.6)	(70.5)	(70.0)
Less: Net loss attributable to noncontrolling interest	—	—	—	(4.6)	—	(4.6)

Net income (loss) attributable to Ryerson Inc.	$(65.4)	$(39.7)	$115.2	$(5.0)	$(70.5)	$(65.4)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$71.9	$136.1	$79.6	$(5.0)	$(216.6)	$66.0
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(5.9)	—	(5.9)

Comprehensive income (loss) attributable to Ryerson Inc.	$71.9	$136.1	$79.6	$0.9	$(216.6)	$71.9

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$(34.4)	$67.5	$59.8	$(16.7)	$(117.6)	$(41.4)
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(7.0)	—	(7.0)

Comprehensive income (loss) attributable to Ryerson Inc.	$(34.4)	$67.5	$59.8	$(9.7)	$(117.6)	$(34.4)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$(68.3)	$(51.0)	$120.7	$1.1	$(74.0)	$(71.5)
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(3.2)	—	(3.2)

Comprehensive income (loss) attributable to Ryerson Inc.	$(68.3)	$(51.0)	$120.7	$4.3	$(74.0)	$(68.3)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$109.3	$166.8	$71.8	$(7.5)	$(236.6)	$103.8

Non-cash expenses	2.1	46.1	2.8	8.2	—	59.2
Equity in (earnings) loss of subsidiaries	(194.6)	(46.0)	4.0	—	236.6	—
Changes in working capital	1,020.4	(895.4)	(122.2)	20.8	—	23.6

Net adjustments	827.9	(895.3)	(115.4)	29.0	236.6	82.8

Net cash provided by (used in) operating activities	937.2	(728.5)	(43.6)	21.5	—	186.6

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(2.0)	(29.1)	51.4	0.6	(56.2)	(35.3)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(938.0)	758.4	(7.5)	(12.5)	56.2	(143.4)

Net increase (decrease) in cash and cash equivalents	(2.8)	0.8	0.3	9.6	—	7.9
Effect of exchange rates	—	—	0.1	1.5	—	1.6

Net change in cash and cash equivalents	(2.8)	0.8	0.4	11.1	—	9.5
Beginning cash and cash equivalents	3.0	14.5	1.5	42.3	—	61.3

Ending cash and cash equivalents	$0.2	$15.3	$1.9	$53.4	$—	$70.8

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$42.9	$104.6	$70.0	$(11.1)	$(171.8)	$34.6

Non-cash expenses	(24.1)	82.0	(15.8)	7.9	—	50.0
Equity in (earnings) loss of subsidiaries	(115.0)	(65.5)	8.7	—	171.8	—
Changes in working capital	265.5	(511.3)	218.4	(2.6)	—	(30.0)

Net adjustments	126.4	(494.8)	211.3	5.3	171.8	20.0

Net cash provided by (used in) operating activities	169.3	(390.2)	281.3	(5.8)	—	54.6

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	97.3	3.4	(158.0)	(10.2)	(47.5)	(115.0)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(264.1)	386.3	(122.5)	10.7	47.5	57.9

Net increase (decrease) in cash and cash equivalents	2.5	(0.5)	0.8	(5.3)	—	(2.5)
Effect of exchange rates	—	—	—	1.6	—	1.6

Net change in cash and cash equivalents	2.5	(0.5)	0.8	(3.7)	—	(0.9)
Beginning cash and cash equivalents	0.5	15.0	0.7	46.0	—	62.2

Ending cash and cash equivalents	$3.0	$14.5	$1.5	$42.3	$—	$61.3

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$(65.4)	$(39.7)	$115.2	$(9.6)	$(70.5)	$(70.0)

Non-cash expenses	(74.0)	117.7	64.5	6.7	—	114.9
Equity in (earnings) loss of subsidiaries	(47.7)	(28.4)	5.6	—	70.5	—
Changes in working capital	13.1	(459.4)	220.6	(17.6)	—	(243.3)

Net adjustments	(108.6)	(370.1)	290.7	(10.9)	70.5	(128.4)

Net cash used in operating activities	(174.0)	(409.8)	405.9	(20.5)	—	(198.4)

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	61.4	199.7	(338.7)	1.3	31.9	(44.4)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	113.1	220.7	(66.7)	(50.7)	(31.9)	184.5

Net increase (decrease) in cash and cash equivalents	0.5	10.6	0.5	(69.9)	—	(58.3)
Effect of exchange rates	—	—	—	5.6	—	5.6

Net change in cash and cash equivalents	0.5	10.6	0.5	(64.3)	—	(52.7)
Beginning cash and cash equivalents	—	4.4	0.2	110.3	—	114.9

Ending cash and cash equivalents	$0.5	$15.0	$0.7	$46.0	$—	$62.2

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$381.7	$2,215.9	$63.0	$214.5	$(1,620.8)	$1,254.3
Property, plant and equipment net of accumulated depreciation	—	410.8	3.1	69.5	—	483.4
Other noncurrent assets	944.2	319.2	1,818.6	14.4	(2,869.9)	226.5

Total Assets	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$16.5	$254.3	$1,738.3	$67.7	$(1,620.8)	$456.0
Noncurrent liabilities	1,594.3	1,872.2	0.8	32.8	(1,711.4)	1,788.7
Redeemable noncontrolling interest	—	—	—	1.7	—	1.7
Ryerson Inc. stockholders’ equity	(284.9)	819.4	145.6	193.5	(1,158.5)	(284.9)
Noncontrolling interest	—	—	—	2.7	—	2.7

Total Liabilities and Equity	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$1,399.6	$1,390.3	$53.9	$225.9	$(1,717.0)	$1,352.7
Property, plant and equipment net of accumulated depreciation	—	416.4	2.9	71.8	—	491.1
Other noncurrent assets	798.1	244.0	1,885.2	15.4	(2,723.3)	219.4

Total Assets	$2,197.7	$2,050.7	$1,942.0	$313.1	$(4,440.3)	$2,063.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$44.5	$265.1	$1,870.3	$84.4	$(1,717.0)	$547.3
Noncurrent liabilities	2,129.8	1,102.2	5.7	31.0	(1,784.1)	1,484.6
Ryerson Inc. stockholders’ equity	23.4	683.4	66.0	189.8	(939.2)	23.4
Noncontrolling interest	—	—	—	7.9	—	7.9

Total Liabilities and Equity	$2,197.7	$2,050.7	$1,942.0	$313.1	$(4,440.3)	$2,063.2

Supplementary Financial Data	12 Months Ended
Dec. 31, 2012
Supplementary Financial Data

SUPPLEMENTARY FINANCIAL DATA (UNAUDITED)

RYERSON INC. AND SUBSIDIARY COMPANIES

SUMMARY BY QUARTER

(In millions)

	Net Sales	Gross Profit	Income (Loss) Before Income Taxes	Net Income (Loss)	Net Income (Loss) Attributable to Ryerson Inc.
2011
First Quarter (1)	$1,187.0	$156.7	$7.2	$8.4	$9.4
Second Quarter (2)	1,289.0	163.9	(0.1)	(7.8)	(7.2)
Third Quarter (3)	1,218.8	173.7	13.7	10.2	12.1
Fourth Quarter (4)	1,035.0	164.5	2.3	23.8	28.6

Year	$4,729.8	$658.8	$23.1	$34.6	$42.9

2012
First Quarter	$1,121.6	$190.8	$39.8	$37.1	$38.2
Second Quarter (5)	1,090.6	184.0	32.6	29.4	30.6
Third Quarter	962.2	180.5	32.1	31.6	33.5
Fourth Quarter (6)	850.3	154.3	(7.9)	5.7	7.0

Year	$4,024.7	$709.6	$96.6	$103.8	$109.3

(1)	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.
(2)	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(3)	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(4)	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
(5)	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(6)	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.

Schedule II -Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II -Valuation And Qualifying Accounts

RYERSON INC. AND SUBSIDIARY COMPANIES

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2012, 2011 and 2010

(In millions)

	Balance at Beginning of Period	Acquisition of Business		Additions Charged (Credited) to Income	Additions Charged to Other Comprehensive Income	Deductions from Reserves		Balance at End of Period
Year ended December 31, 2012
Allowance for doubtful accounts	$7.7	$—		$1.7	$—	$(2.3	) (A)	$7.1
Valuation allowance – deferred tax assets	121.5	1.2	(B)	(41.0)	13.5	—		95.2
Year ended December 31, 2011
Allowance for doubtful accounts	$8.7	$—		$3.4	$—	$(4.4	) (A)	$7.7
Valuation allowance – deferred tax assets	124.8	—		(30.1)	26.8	—		121.5
Year ended December 31, 2010
Allowance for doubtful accounts	$10.5	$—		$3.0	$—	$(4.8	) (A)	$8.7
Valuation allowance – deferred tax assets	98.4	—		24.5	4.4	(2.5	) (C)	124.8

NOTES:

(A)	Bad debts written off during the year
(B)	Reserve of $1.2 million was acquired in acquisition of Açofran
(C)	Change in net deferred tax assets for which a valuation allowance was fully provided

Financial Statements	3 Months Ended
Mar. 31, 2013
Financial Statements

NOTE 1: FINANCIAL STATEMENTS

Ryerson Inc. (“Ryerson”), a Delaware corporation, is a wholly-owned subsidiary of Ryerson Holding Corporation (“Ryerson Holding”). Ryerson Holding is 99% owned by affiliates of Platinum Equity, LLC (“Platinum”).

Ryerson conducts materials distribution operations in the United States through its wholly-owned direct subsidiary Joseph T. Ryerson & Son, Inc. (“JT Ryerson”), in Canada through its indirect wholly-owned subsidiary Ryerson Canada, Inc., a Canadian corporation (“Ryerson Canada”) and in Mexico through its indirect wholly-owned subsidiary Ryerson Metals de Mexico, S. de R.L. de C.V., a Mexican corporation (“Ryerson Mexico”). In addition to our North American operations, we conduct materials distribution operations in China through Ryerson China Limited (“Ryerson China”), a company in which we have a 50% direct ownership percentage and an additional 50% interest through affiliates of Ryerson Holding, and in Brazil through Açofran Aços e Metais Ltda (“Açofran”), a company in which we have had a 50% direct ownership percentage since February 17, 2012. Unless the context indicates otherwise, Ryerson, JT Ryerson, Ryerson Canada, Ryerson China, Ryerson Mexico and Açofran together with their subsidiaries, are collectively referred to herein as “we,” “us,” “our,” or the “Company.”

The following table shows our percentage of sales by major product lines for the three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
Product Line	2013	2012
Carbon Steel Flat	25%	24%
Carbon Steel Plate	12	13
Carbon Steel Long	15	15
Stainless Steel Flat	16	15
Stainless Steel Plate	4	4
Stainless Steel Long	4	4
Aluminum Flat	14	15
Aluminum Plate	3	4
Aluminum Long	4	3
Other	3	3

Total	100%	100%

Results of operations for any interim period are not necessarily indicative of results of any other periods or for the year. The financial statements as of March 31, 2013 and for the three-month period ended March 31, 2013 and 2012 are unaudited, but in the opinion of management include all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of results for such periods. The year-end condensed consolidated balance sheet data contained in this report was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. These financial statements should be read in conjunction with the financial statements and related notes contained in the Company’s Annual Report for the year ended December 31, 2012.

Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Recent Accounting Pronouncements

NOTE 2: RECENT ACCOUNTING PRONOUNCEMENTS

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-2, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This guidance requires an entity to present, either on the face of the financial statements or as a disclosure in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, the guidance requires an entity to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This guidance is effective for our fiscal year beginning January 1, 2013. We adopted this guidance for our fiscal year beginning January 1, 2013. The adoption did not have a material impact on our financial statements.

Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Other Intangible Assets

NOTE 4: GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill, which represents the excess of cost over the fair value of net assets acquired, amounted to $96.9 million at March 31, 2013. Pursuant to Accounting Standards Codification (“ASC”) 350, “Intangibles – Goodwill and Other,” we review the recoverability of goodwill annually as of October 1 or whenever significant events or changes occur which might impair the recovery of recorded amounts. We performed an interim impairment test of goodwill as of March 31, 2013 for one reporting unit, which has a goodwill balance of approximately $7 million, as a result of its financial performance during the quarter compared to its forecasted results. The fair value of the reporting unit was estimated using an average of a market approach and income approach as this combination is deemed to be the most indicative of our fair value in an orderly transaction between market participants and is consistent with the methodology used for the goodwill impairment test in the prior year. It was determined that no impairment existed.

Other intangible assets with finite useful lives continue to be amortized over their useful lives. We review the recoverability of our long-lived assets whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable.

Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest	3 Months Ended
Mar. 31, 2013
Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest

NOTE 10: STOCKHOLDERS’ EQUITY (DEFICIT), OTHER COMPREHENSIVE INCOME AND REDEEMABLE NONCONTROLLING INTEREST

The following table details changes in these accounts:

	Ryerson Inc. Stockholders
					Accumulated Other Comprehensive Income (Loss)
	Common Stock		Capital in Excess of Par Value	Accumulated Deficit	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments	Noncontrolling Interest	Total Equity	Redeemable Noncontrolling Interest
	Shares	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars
	(In millions, except shares)
Balance at December 31, 2012	100	$—	$71.3	$(102.5)	$(5.4)	$(251.6)	$3.3	$2.7	$(282.2)	$1.7
Net income (loss)	—	—	—	7.1	—	—	—	(2.1)	5.0	(0.1)
Foreign currency translation	—	—	—	—	(3.8)	—	—	0.1	(3.7)	—
Changes in defined benefit pension and other post-retirement benefit plans (net of tax provision of $0.1)	—	—	—	—	—	1.1	—	—	1.1	—
Unrealized gain on available-for-sale investment	—	—	—	—	—	—	3.8	—	3.8	—

Balance at March 31, 2013	100	$—	$71.3	$(95.4)	$(9.2)	$(250.5)	$7.1	$0.7	$(276.0)	$1.6

	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments
	(In millions)
Balance at January 1, 2013	$(5.4)	$(251.6)	$3.3
Other comprehensive income (loss) before reclassifications	(3.8)	—	3.8
Amounts reclassified from accumulated other comprehensive income	—	1.1	—

Net current-period other comprehensive income (loss)	(3.8)	1.1	3.8

Balance at March 31, 2013	$(9.2)	$(250.5)	$7.1

Three Months Ended March 31, 2013
Reclassifications Out of Accumulated Other Comprehensive Income
Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Comprehensive Income
	(In millions)
Amortization of defined benefit pension and other post-retirement benefit plan items
Actuarial gain	$1.6	Warehousing, delivery, selling, general and administrative
Prior service credits	(0.4)	Warehousing, delivery, selling, general and administrative

Total before tax	1.2
Tax provision	0.1

Net of tax	$1.1

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

NOTE 14: SUBSEQUENT EVENTS

On April 3, 2013, the Company amended and restated the Ryerson Credit Facility to, among other things, extend the maturity date to the earlier of (a) April 3, 2018 or (b) August 16, 2017 (60 days prior to the scheduled maturity date of the 2017 Notes), if the 2017 Notes are then outstanding. The amendment also reduces the interest rate on outstanding borrowings by 25 to 50 basis points as well as reduces the commitment fees on amounts not borrowed by 12.5 basis points.

Summary of Accounting and Financial Policies (Policies)	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation

Business Description and Basis of Presentation. Ryerson Inc. (“Ryerson”), a Delaware corporation, is a wholly-owned subsidiary of Ryerson Holding Corporation (“Ryerson Holding”).

On October 19, 2007, the merger (the “Platinum Acquisition”) of Rhombus Merger Corporation (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Ryerson Holding, with and into Ryerson, was consummated in accordance with the Agreement and Plan of Merger, dated July 24, 2007, by and among Ryerson, Ryerson Holding and Merger Sub (the “Merger Agreement”). Upon the closing of the Platinum Acquisition, Ryerson became a wholly-owned subsidiary of Ryerson Holding. Ryerson Holding is 99% owned by affiliates of Platinum Equity, LLC (“Platinum”).

Ryerson conducts materials distribution operations in the United States through its wholly-owned direct subsidiary Joseph T. Ryerson & Son, Inc. (“JT Ryerson”), a Delaware corporation, in Canada through its indirect wholly-owned subsidiary Ryerson Canada, Inc., a Canadian corporation (“Ryerson Canada”) and in Mexico through its indirect wholly-owned subsidiary Ryerson Metals de Mexico, S. de R.L. de C.V., a Mexican corporation (“Ryerson Mexico”). In addition to our North American operations, we conduct materials distribution operations in China through Ryerson China Limited (“Ryerson China”), a company in which we have a 50% direct ownership percentage and an additional 50% interest through affiliates of Ryerson Holding, and in Brazil through Açofran Aços e Metais Ltda (“Açofran”), a company in which we have had a 50% direct ownership percentage since February 17, 2012. Unless the context indicates otherwise, Ryerson, JT Ryerson, Ryerson Canada, Ryerson China, Ryerson Mexico and Açofran together with their subsidiaries, are collectively referred to herein as “we,” “us,” “our,” or the “Company.”

Principles of Consolidation

Principles of Consolidation. The Company consolidates entities in which it owns or controls more than 50% of the voting shares. All significant intercompany balances and transactions have been eliminated in consolidation. Additionally, variable interest entities that do not have sufficient equity investment to permit the entity to finance its activities without additional subordinated support from other parties or whose equity investors lack the characteristics of a controlling financial interest for which the Company is the primary beneficiary are included in the consolidated financial statements.

Business Segments

Business Segments. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 280, “Segment Reporting” (“ASC 280”), establishes standards for reporting information on operating segments in interim and annual financial statements. Our Chief Executive Officer, together with the Operating Committee selected by our Board of Directors, serve as our Chief Operating Decision Maker (“CODM”). Our CODM reviews our financial information for purposes of making operational decisions and assessing financial performance. The CODM views our business globally as metals service centers. We have one operating and reportable segment, metal service centers, in accordance with the criteria set forth in ASC 280.

Use of Estimates

Use of Estimates. The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and related notes to the financial statements. Changes in such estimates may affect amounts reported in future periods.

Equity Investments

Equity Investments. Investments in affiliates in which the Company’s ownership is 20% to 50% are accounted for by the equity method. Equity income is reported in “Cost of materials sold” in the Consolidated Statements of Operations. Equity income during the years ended December 31, 2012, 2011 and 2010 totaled $0.2 million, $0.1 million, and zero, respectively.

Revenue Recognition

Revenue Recognition. Revenue is recognized in accordance with FASB ASC 605, “Revenue Recognition.” Revenue is recognized upon delivery of product to customers. The timing of shipment is substantially the same as the timing of delivery to customers given the proximity of the Company’s distribution sites to its customers. Revenue is recorded net of returns, allowances, customer discounts and incentives. Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net (excluded from revenues) basis.

Provision for allowances, claims and doubtful accounts

Provision for allowances, claims and doubtful accounts. We perform ongoing credit evaluations of customers and set credit limits based upon review of the customers’ current credit information and payment history. The Company monitors customer payments and maintains a provision for estimated credit losses based on historical experience and specific customer collection issues that the Company has identified. Estimation of such losses requires adjusting historical loss experience for current economic conditions and judgments about the probable effects of economic conditions on certain customers. The Company cannot guarantee that the rate of future credit losses will be similar to past experience. Provisions for allowances and claims are based upon historical rates, expected trends and estimates of potential returns, allowances, customer discounts and incentives. The Company considers all available information when assessing the adequacy of the provision for allowances, claims and doubtful accounts.

Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs. Shipping and handling fees billed to customers are classified in “Net Sales” in our Consolidated Statement of Operations. Shipping and handling costs, primarily distribution costs, are classified in “Warehousing, delivery, selling, general and administrative” expenses in our Consolidated Statement of Operations. These costs totaled $87.3 million, $94.8 million and $82.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Benefits for Retired Employees

Benefits for Retired Employees. The Company recognizes the funded status of its defined benefit pension and other postretirement plans in the Consolidated Balance Sheets, with changes in the funded status recognized through accumulated other comprehensive income (loss), net of tax, in the year in which the changes occur. The estimated cost of the Company’s defined benefit pension plan and its postretirement medical benefits are determined annually after considering information provided by consulting actuaries. Key factors used in developing estimates of these liabilities include assumptions related to discount rates, rates of return on investments, future compensation costs, healthcare cost trends, benefit payment patterns and other factors. The cost of these benefits for retirees is accrued during their term of employment. Pensions are funded primarily in accordance with the requirements of the Employee Retirement Income Security Act (“ERISA”) of 1974 and the Pension Protection Act of 2006 into a trust established for the Ryerson Pension Plan. Costs for retired employee medical benefits are funded when claims are submitted. Certain salaried employees are covered by a defined contribution plan, for which the cost is expensed in the period earned.

Cash Equivalents

Cash Equivalents. Cash equivalents reflected in the financial statements are highly liquid, short-term investments with original maturities of three months or less that are an integral part of the Company’s cash management portfolio. Checks issued in excess of funds on deposit at the bank represent “book” overdrafts and are reclassified to accounts payable. Amounts reclassified totaled $37.5 million and $49.3 million at December 31, 2012 and 2011, respectively.

Inventory Valuation

Inventory Valuation. Inventories are stated at the lower of cost or market value. We use the last-in, first-out (“LIFO”) method for valuing our domestic inventories. We use the weighted-average cost and the specific cost methods for valuing our foreign inventories.

Property, Plant and Equipment

Property, Plant and Equipment. Property, plant and equipment, including land use rights, are depreciated for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The provision for depreciation in all periods presented is based on the following estimated useful lives of the assets:

Land improvements	20 years
Buildings	45 years
Machinery and equipment	15 years
Furniture and fixtures	10 years
Transportation equipment	6 years
Land use rights	50 years

Expenditures for normal repairs and maintenance are charged against income in the period incurred.

Goodwill

Goodwill. In accordance with FASB ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), goodwill is reviewed at least annually for impairment or whenever indicators of potential impairment exist. We test for impairment of goodwill by assessing various qualitative factors with respect to developments in our business and the overall economy and calculating the fair value of a reporting unit using the discounted cash flow method, as necessary. If we determine that it is more likely than not that the fair value of a reporting unit is less than the carrying value based on our qualitative assessment, we will proceed to the two-step goodwill impairment test. In step one, we compare the fair value of the reporting unit in which goodwill resides to its carrying value. If the carrying amount exceeds the fair value, the second step of the goodwill impairment test is performed to measure the amount of the impairment loss, if any. In the second step, the implied fair value of the goodwill is estimated as the fair value of the reporting unit used in the first step less the fair value of all other net tangible and intangible assets of the reporting unit. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess, not to exceed the carrying amount of the goodwill. The fair value of the reporting units are estimated using an average of an income approach and a market approach as this combination is deemed to be the most indicative of fair value in an orderly transaction between market participants.

Long-lived Assets and Other Intangible Assets

Long-lived Assets and Other Intangible Assets. Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company estimates the future cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment is recognized. Any related impairment loss is calculated based upon comparison of the fair value to the carrying value of the asset. Separate intangible assets that have finite useful lives are amortized over their useful lives. An impaired intangible asset would be written down to fair value, using the discounted cash flow method.

Deferred Financing Costs	Deferred Financing Costs. Deferred financing costs associated with the issuance of debt are being amortized using the effective interest method over the life of the debt.
Income Taxes

Income Taxes. Deferred tax assets or liabilities reflect temporary differences between amounts of assets and liabilities for financial and tax reporting. Such amounts are adjusted, as appropriate, to reflect changes in enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The determination of the amount of a valuation allowance to be provided on recorded deferred tax assets involves estimates regarding (1) the timing and amount of the reversal of taxable temporary differences, (2) expected future taxable income, (3) the impact of tax planning strategies and (4) the ability to carry back deferred tax assets to offset prior taxable income. In assessing the need for a valuation allowance, the Company considers all available positive and negative evidence, including past operating results, projections of future taxable income and the feasibility of ongoing tax planning strategies. The projections of future taxable income include a number of estimates and assumptions regarding volume, pricing, costs and industry cyclicality.

Significant judgment is required in determining income tax provisions and in evaluating tax positions. In the normal course of business, the Company and its subsidiaries are examined by various federal, state and foreign tax authorities. The Company records the impact of a tax position, if that position is more likely than not to be sustained on audit, based on the technical merits of the position. The Company regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of our provision for income taxes. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability and deferred taxes in the period in which the facts that give rise to a revision become known.

The Company recognizes the benefit of tax positions when a benefit is more likely than not (i.e. greater than 50% likely) to be sustained on its technical merits. Recognized tax benefits are measured at the largest amount that is more likely than not to be sustained, based on cumulative probability, in final settlement of the position. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Earnings Per Share Data	Earnings Per Share Data. As the Company’s stock is not publicly traded, earnings (loss) per common share data is excluded from presentation.
Foreign Currency

Foreign Currency. The Company translates assets and liabilities of its foreign subsidiaries, where the functional currency is the local currency, into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at the average monthly exchange rates prevailing during the year.

For foreign currency transactions, the Company translates these amounts to the Company’s functional currency at the exchange rate effective on the invoice date. If the exchange rate changes between the time of purchase and the time actual payment is made, a foreign exchange transaction gain or loss results which is included in determining net income (loss) for the year. The Company recognized $1.5 million, $0.8 million and $2.7 million of exchange losses for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are primarily classified in “Other income and (expense), net” in our Consolidated Statements of Operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 amends ASC 820, “Fair Value Measurements” (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. The revised guidance is effective for interim and annual periods beginning after December 15, 2011 and early application by public entities is prohibited. We adopted this guidance on January 1, 2012. The adoption did not have a material impact on our financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). Under ASU 2011-05, entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate but consecutive statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively. The provisions for this pronouncement are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. We have adopted this pronouncement for our fiscal year beginning January 1, 2012. The adoption did not have a material impact on our financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). ASU 2011-08 allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance also expands upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. We adopted this guidance prospectively on January 1, 2012. The adoption did not have an impact on our financial statements.

In February 2013, the FASB issued ASU 2013-2, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This guidance requires an entity to present, either on the face of the financial statements or as a disclosure in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, the guidance requires an entity to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This guidance is effective for our fiscal year beginning January 1, 2013. As this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on our financial statements.

Summary of Accounting and Financial Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

The provision for depreciation in all periods presented is based on the following estimated useful lives of the assets:

Land improvements	20 years
Buildings	45 years
Machinery and equipment	15 years
Furniture and fixtures	10 years
Transportation equipment	6 years
Land use rights	50 years

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Information Presents Consolidated Results of Operations

The following unaudited pro forma information presents consolidated results of operations for the year ended December 31, 2012 and 2011 as if the acquisitions of Singer and Turret on March 14, 2011 and December 9, 2011, respectively, had occurred on January 1, 2011:

	Pro Forma
	Year Ended December 31,
	2012	2011
	(In millions)
Net sales	$4,024.7	$4,866.8
Net income attributable to Ryerson Inc.	109.3	27.9

Singer Steel Company
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At March 14, 2011
(In millions)
Cash	$0.3
Restricted cash	6.5
Accounts receivable	7.3
Inventory	16.3
Property, plant, and equipment	8.2
Intangible assets	4.3
Other assets	0.2

Total identifiable assets acquired	43.1

Current liabilities	11.4
Deferred tax liabilities	2.3

Total liabilities assumed	13.7

Net identifiable assets acquired	29.4
Bargain purchase	(5.8)

Net assets acquired	$23.6

Turret Steel
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At December 9, 2011
(In millions)
Cash	$1.8
Accounts receivable	12.0
Inventory	26.7
Property, plant, and equipment	2.9
Intangible assets	45.1
Goodwill	25.1
Other assets	1.2

Total identifiable assets acquired	114.8

Current liabilities	17.5
Deferred tax liabilities	18.5

Total liabilities assumed	36.0

Net assets acquired	$78.8

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories	Inventories, at stated LIFO value, were classified at March 31, 2013 and December 31, 2012 as follows:

	March 31, 2013	December 31, 2012
	(In millions)
In process and finished products	$746.1	$741.5
Inventories were classified at December 31, 2012 and 2011 as follows:

	At December 31,
	2012	2011
	(In millions)
In process and finished products	$741.5	$732.4

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31, 2012 and 2011:

	At December 31,
	2012	2011
	(In millions)
Land and land improvements	$98.3	$100.5
Buildings and leasehold improvements	203.4	195.4
Machinery, equipment and other	339.6	311.0
Construction in progress	7.1	15.7

Total	648.4	622.6
Less: Accumulated depreciation	(165.0)	(131.5)

Net property, plant and equipment	$483.4	$491.1

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Components of Intangible Assets

The following summarizes the components of intangible assets at December 31, 2012 and 2011:

	At December 31, 2012			At December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
	(In millions)
Amortized intangible assets
Customer relationships	$46.8	$(9.5)	$37.3	$45.9	$(5.6)	$40.3
Developed technology / product know-how	1.9	(0.9)	1.0	1.9	(0.5)	1.4
Non-compete agreements	1.4	(0.6)	0.8	1.4	(0.3)	1.1
Trademarks	19.8	(1.9)	17.9	19.5	(0.5)	19.0
Licenses	0.4	(0.1)	0.3	0.4	(0.1)	0.3

Total intangible assets	$70.3	$(13.0)	$57.3	$69.1	$(7.0)	$62.1

Estimated Amortization Expense Related to Intangible Assets

Intangible assets are amortized over a period between 2 and 20 years. Estimated amortization expense related to intangible assets at December 31, 2012, for each of the years in the five year period ending December 31, 2017 and thereafter is as follows:

Estimated Amortization Expense
(In millions)
For the year ended December 31, 2013	$6.0
For the year ended December 31, 2014	6.0
For the year ended December 31, 2015	5.6
For the year ended December 31, 2016	4.8
For the year ended December 31, 2017	4.6
For the years ended thereafter	30.3

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The following is a summary of changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011:

Carrying Amount
(In millions)
Balance at January 1, 2011	$73.7
Acquisitions and adjustments to purchase price	24.7
Impairment charge	(1.5)
Changes due to foreign currency translation	(0.2)

Balance at December 31, 2011	$96.7
Acquisitions	0.2
Changes due to foreign currency translation	0.1

Balance at December 31, 2012	$97.0

Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Accrual Activity

The following summarizes restructuring accrual activity for the years ended December 31, 2012, 2011 and 2010:

	Employee Related Costs	Tenancy and Other Costs	Total Restructuring Costs
	(In millions)
Balance at January 1, 2010	$0.4	$0.5	$0.9
Restructuring charges	12.5	—	12.5
Cash payments	(0.6)	(0.4)	(1.0)
Adjustments for pension and other post-retirement termination non-cash charges	(12.1)	—	(12.1)
Reclassifications	(0.1)	0.1	—

Balance at December 31, 2010	$0.1	$0.2	$0.3
Restructuring charges	11.1	—	11.1
Cash payments	(5.3)	(0.2)	(5.5)
Adjustments for pension and other post-retirement termination non-cash charges	(1.4)	—	(1.4)

Balance at December 31, 2011	$4.5	$—	$4.5
Restructuring charges	1.3	0.2	1.5
Reduction to reserve	(0.4)	—	(0.4)
Cash payments	(4.4)	(0.2)	(4.6)

Balance at December 31, 2012	$1.0	$—	$1.0

Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term debt

Long-term debt consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In millions)
Ryerson Secured Credit Facility	$336.3	$383.5
9% Senior Secured Notes due 2017	600.0	600.0
11 1/4% Senior Notes due 2018	300.0	300.0
Foreign debt	27.9	21.9

Total debt	1,264.2	1,305.4
Less:
Short-term credit facility borrowings	—	13.5
Short-term foreign debt	27.8	21.8

Total long-term debt	$1,236.4	$1,270.1

Long-term debt consisted of the following at December 31, 2012 and 2011:

	At December 31,
	2012	2011
	(In millions)
Ryerson Secured Credit Facility	$383.5	$520.0
9% Senior Secured Notes due 2017	600.0	—
11 1/4% Senior Notes due 2018	300.0	—
12% Senior Secured Notes due 2015	—	368.7
Floating Rate Senior Secured Notes due 2014	—	102.9
Foreign debt	21.9	32.0

Total debt	1,305.4	1,023.6
Less:
Short-term credit facility borrowings	13.5	20.0
Foreign debt	21.8	32.0

Total long-term debt	$1,270.1	$971.6

Principal Payments Required

The principal payments required to be made on debt during the next five fiscal years are shown below:

Amount
(In millions)
For the year ended December 31, 2013	$21.8
For the year ended December 31, 2014	0.1
For the year ended December 31, 2015	—
For the year ended December 31, 2016	383.5
For the year ended December 31, 2017	600.0
For the years ended thereafter	300.0

Employee Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Benefit Obligation and Net Obligation Recognized in Financial Statements

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Change in Benefit Obligation
Benefit obligation at beginning of year	$856	$815	$143	$176
Service cost	3	3	1	1
Interest cost	41	42	6	8
Plan amendments	—	—	(11)	(1)
Actuarial (gain) loss	81	47	6	(29)
Special termination benefits	1	1	—	1
Effect of changes in exchange rates	1	(1)	1	—
Curtailment gain	—	—	(2)	—
Benefits paid (net of participant contributions and Medicare subsidy)	(53)	(51)	(14)	(13)

Benefit obligation at end of year	$930	$856	$130	$143

Accumulated benefit obligation at end of year	$925	$852	N/A	N/A

Change in Plan Assets
Plan assets at fair value at beginning of year	$497	$509	$—	$—
Actual return (loss) on plan assets	69	(4)	—	—
Employer contributions	46	44	15	15
Effect of changes in exchange rates	1	(1)	—	—
Benefits paid (net of participant contributions)	(53)	(51)	(15)	(15)

Plan assets at fair value at end of year	$560	$497	$—	$—

Reconciliation of Amount Recognized
Funded status	$(370)	$(359)	$(130)	$(143)

Amounts recognized in balance sheet consist of:
Current liabilities	$—	$—	$(13)	$(14)
Non-current liabilities	(370)	(359)	(117)	(129)

Net benefit liability at the end of the year	$(370)	$(359)	$(130)	$(143)

Amounts Recognized in Accumulated Other Comprehensive Income (loss)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 consist of the following:

	At December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in accumulated other comprehensive income (loss), pre–tax, consists of
Net actuarial (gain) loss	$403	$355	$(73)	$(87)
Prior service cost (credit)	1	2	(12)	(1)

Total	$404	$357	$(85)	$(88)

Amounts Recognized in Other Comprehensive Income (loss)

Amounts recognized in other comprehensive income (loss) for the years ended December 31, 2012 and 2011 consist of the following:

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in other comprehensive income (loss), pre–tax, consists of
Net actuarial loss (gain)	$58	$98	$6	$(29)
Amortization of net actuarial loss (gain)	(11)	(6)	8	5
Prior service credit	—	—	(11)	(1)

Total recognized in other comprehensive income (loss)	$47	$92	$3	$(25)

Components of Net Periodic Benefit Cost

The following table summarizes the components of net periodic benefit cost for the three month periods ended March 31, 2013 and 2012 for the Ryerson pension plans and postretirement benefits other than pension:

	Three Months Ended March 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(In millions)
Components of net periodic benefit cost
Service cost	$1	$1	$—	$—
Interest cost	9	10	1	2
Expected return on assets	(11)	(11)	—	—
Recognized actuarial net (gain) loss	3	2	(2)	(2)

Net periodic benefit cost	$2	$2	$(1)	$—

The components of the Company’s net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31,
	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
	(In millions)
Components of net periodic benefit cost
Service cost	$3	$3	$3	$1	$1	$1
Interest cost	41	42	43	6	8	10
Expected return on assets	(45)	(47)	(46)	—	—	—
Recognized actuarial loss (gain)	11	6	6	(7)	(4)	(4)
Special termination benefits	—	1	7	—	1	3
Curtailment loss (gain)	—	—	2	(2)	—	—

Net periodic benefit cost (credit)	$10	$5	$15	$(2)	$6	$10

Effects of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1% increase	1% decrease
	(In millions)
Effect on service cost plus interest cost	$0.3	$(0.2)
Effect on postretirement benefit obligation	4.5	(3.6)

Asset Allocations by Asset Category

The Company’s pension trust weighted-average asset allocations at December 31, 2012 and 2011, by asset category are as follows:

	Trust Assets at December 31,
	2012	2011
Equity securities	64%	62%
Debt securities	22	22
Real Estate	3	3
Other	11	13

Total	100.0%	100.0%

Fair Values of Pension Plan Assets

The fair value of Ryerson’s pension plan assets at December 31, 2012 by asset category are as follows. See Note 16 for the definitions of Level 1, 2, and 3 fair value measurements.

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$11.1	$11.1	$—	$—
Equity securities:
US large cap	121.0	—	121.0	—
US small/mid cap	45.4	—	45.4	—
Canadian large cap	6.4	—	6.4	—
Canadian small cap	1.6	—	1.6	—
Other international companies	183.1	—	183.1	—
Fixed income securities:
Investment grade debt	122.7	—	122.7	—
Other types of investments:
Commodity funds	1.5	—	1.5	—
Multi-strategy funds	26.7	—	—	26.7
Private equity funds	22.5	—	—	22.5
Real estate	17.7	—	17.0	0.7

Total	$559.7	$11.1	$498.7	$49.9

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$31.6	$31.6	$—	$—
Equity securities:
US large cap	138.9	—	138.9	—
US small/mid cap	44.3	—	44.3	—
Canadian large cap	12.0	12.0	—	—
Canadian small cap	1.0	1.0	—	—
Other international companies	112.0	13.4	98.6	—
Fixed income securities:
Investment grade debt	111.1	19.0	92.1	—
Other types of investments:
Multi-strategy funds	2.7	—	—	2.7
Private equity funds	28.3	—	—	28.3
Real estate	15.3	—	12.8	2.5

Total	$497.2	$77.0	$386.7	$33.5

Fair Value Measurements Using Significant Unobservable Inputs

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Multi- Strategy Hedge funds	Private Equity Funds	Real Estate	Total
	(In millions)
Beginning balance at January 1, 2010	$19.2	$29.8	$21.4	$70.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	2.4	0.7	3.3
Relating to assets sold during the period	0.7	0.9	3.7	5.3
Purchases, sales, and settlements	(14.1)	(1.6)	(22.0)	(37.7)

Ending balance at December 31, 2010	$6.0	$31.5	$3.8	$41.3
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	0.3	0.2	0.7
Relating to assets sold during the period	—	0.7	(0.2)	0.5
Purchases	—	1.4	—	1.4
Sales	(3.5)	(5.6)	(1.3)	(10.4)

Ending balance at December 31, 2011	$2.7	$28.3	$2.5	$33.5
Actual return on plan assets:
Relating to assets still held at the reporting date	1.7	0.5	(0.3)	1.9
Relating to assets sold during the period	(0.5)	2.4	0.8	2.7
Purchases	25.0	0.5	—	25.5
Sales	(2.2)	(9.2)	(2.3)	(13.7)

Ending balance at December 31, 2012	$26.7	$22.5	$0.7	$49.9

Estimated Future Benefit Payments	Estimated Future Benefit Payments

	Pension Benefits	Other Benefits
	(In millions)
2013	$55.6	$13.3
2014	56.0	12.4
2015	56.4	11.9
2016	56.9	11.3
2017	57.2	10.6
2018-2022	289.8	43.1

Target Ranges and Allocations
Asset Allocations by Asset Category

The approved target ranges and allocations as of the December 31, 2012 measurement date were as follows:

	Range	Target
Equity securities	35-85%	63%
Debt securities	10-30	21
Real Estate	0-10	9
Other	0-10	7

Total		100%

Pension Benefits for U.S. plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for U.S. plans were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	November 18 to December 31, 2010	January 1 to November 17, 2010
Discount rate for calculating obligations	4.00%	4.90%	5.35%	N/A
Discount rate for calculating net periodic benefit cost	4.90	5.35	5.40	5.80%
Expected rate of return on plan assets	8.75	8.75	8.75	8.75
Rate of compensation increase	3.00	3.00	3.00	4.00

Other Postretirement Benefits for U.S. plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily health care, for U.S. plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	3.60%	4.60%	5.25%
Discount rate for calculating net periodic benefit cost	4.60	5.25	5.70
Rate of compensation increase – benefit obligations	3.00	3.00	3.00
Rate of compensation increase – net periodic benefit cost	3.00	3.00	4.00

Pension Benefits for Canadian Plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.20%	4.75%	5.25%
Discount rate for calculating net periodic benefit cost	4.75	5.25	5.75
Expected rate of return on plan assets	6.50	7.00	7.00
Rate of compensation increase	3.50	3.50	3.50

Other Postretirement Benefits for Canadian Plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily healthcare, for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.10%	4.80%	5.25%
Discount rate for calculating net periodic benefit cost	4.80	5.25	5.75
Rate of compensation increase	3.50	3.50	3.50

Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Percentage of SaleBy Major Product Lines

The following table shows our percentage of sales by major product lines for the three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
Product Line	2013	2012
Carbon Steel Flat	25%	24%
Carbon Steel Plate	12	13
Carbon Steel Long	15	15
Stainless Steel Flat	16	15
Stainless Steel Plate	4	4
Stainless Steel Long	4	4
Aluminum Flat	14	15
Aluminum Plate	3	4
Aluminum Long	4	3
Other	3	3

Total	100%	100%

The following table shows the Company’s percentage of sales by major product line:

	Year Ended December 31,
Product Line	2012	2011	2010
	(Percentage of Sales)
Carbon Steel Flat	25%	27%	29%
Carbon Steel Plate	13	11	8
Carbon Steel Long	15	10	9
Stainless Steel Flat	15	18	21
Stainless Steel Plate	4	4	4
Stainless Steel Long	4	4	3
Aluminum Flat	14	15	15
Aluminum Plate	3	3	3
Aluminum Long	4	4	4
Other	3	4	4

Total	100%	100%	100%

Derivatives and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Location and Fair Value Amount of Derivative Instruments

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of March 31, 2013 and December 31, 2012:

	Asset Derivatives				Liability Derivatives
	March 31, 2013		December 31, 2012		March 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Commodity contracts	Prepaid expenses and other current assets	$0.1	Prepaid expenses and other current assets	$0.2	Other accrued liabilities	$0.2	Other accrued liabilities	—

Total derivatives		$0.1		$0.2		$0.2		$—

The following table summarizes the location and fair value amount of our derivative instruments reported in our consolidated balance sheet as of December 31, 2012 and 2011:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In millions)
Derivatives not designated as hedging instruments under ASC 815
Foreign exchange contracts	—	—	—	—	Other accrued liabilities	—	Other accrued liabilities	$0.1
Commodity contracts	Prepaid expenses and other current assets	$0.2	Prepaid expenses and other current assets	$0.1	Other accrued liabilities	—	Other accrued liabilities	1.0

Total derivatives		$0.2		$0.1		$—		$1.1

Location and Amount of Gains and Losses

The following table summarizes the location and amount of gains and losses reported in our Consolidated Statements of Comprehensive Income for the three months ended March 31, 2013 and 2012:

		Three Months Ended March 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivatives	2013	2012
Metal commodity contracts	Cost of materials sold	$(0.3)	$0.1

The following table summarizes the location and amount of gains and losses reported in our consolidated statement of operations for the years ended December 31, 2012, 2011 and 2010:

		Amount of Gain/ (Loss) Recognized in Income on Derivatives
		Year Ended December 31,
Derivatives not designated as hedging instruments under ASC 815	Location of Gain/(Loss) Recognized in Income on Derivative	2012	2011	2010
		(In millions)
Interest rate contracts	Interest and other expense on debt	$—	$—	$(1.1)
Foreign exchange contracts	Other income and (expense), net	0.1	0.2	(0.3)
Commodity contracts	Cost of materials sold	1.3	(1.9)	(0.3)
Natural gas commodity contracts	Warehousing, delivery, selling, general and administrative	—	(0.1)	(0.1)

Total		$1.4	$(1.8)	$(1.8)

Assets and Liabilities Measured and Recorded at Fair Value

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$27.9	$—	$—

Prepaid and other current assets:
Common stock—available-for-sale investment	$24.5	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	$28.3	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$20.7	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.2	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Cash equivalents:
Commercial paper	13.1	—	—
Money market mutual fund	2.8	—	—

Total cash equivalents	$15.9	$—	$—

Prepaid and other current assets:
Common stock – available-for-sale investment	$10.4	$—	$—

Mark-to-market derivatives:
Commodity contracts	$—	$0.1	$—

Liabilities
Mark-to-market derivatives:
Foreign exchange contracts	—	0.1	—
Commodity contracts	—	1.0	—

Total liability derivatives	$—	$1.1	$—

Assets and Liabilities Measured and Recorded at Fair Value on Non-Recurring Basis

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at March 31, 2013:

	At March 31, 2013
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$5.1	$—

The following table presents those assets that were measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy at December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets—assets held for sale	$—	$3.6	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2012:

	At December 31, 2012
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$3.6	$—

The following table presents assets and liabilities measured and recorded at fair value on our Consolidated Balance Sheets on a non-recurring basis and their level within the fair value hierarchy as of December 31, 2011:

	At December 31, 2011
	Level 1	Level 2	Level 3
	(In millions)
Assets
Other current assets – assets held for sale (Note 5)	$—	$10.0	$—

Carrying and Estimated Fair Values of Financial Instruments

The carrying and estimated fair values of the Company’s financial instruments at March 31, 2013 and December 31, 2012 were as follows:

	At March 31, 2013		At December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$74.0	$74.0	$70.8	$70.8
Restricted cash	4.0	4.0	3.9	3.9
Receivables less provision for allowances, claims and doubtful accounts	436.1	436.1	396.7	396.7
Accounts payable	270.3	270.3	196.2	196.2
Long-term debt, including current portion	1,264.2	1,331.7	1,305.4	1,296.4

The carrying and estimated fair values of the Company’s financial instruments at December 31, 2012 and 2011 were as follows:

	At December 31, 2012		At December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Cash and cash equivalents	$70.8	$70.8	$61.3	$61.3
Restricted cash	3.9	3.9	5.3	5.3
Receivables less provision for allowances, claims and doubtful accounts	396.7	396.7	515.8	515.8
Accounts payable	196.2	196.2	245.0	245.0
Long-term debt, including current portion	1,305.4	1,296.4	1,023.6	1,020.0

Available-for-sale Securities

The Company’s available-for-sale securities as of March 31, 2013 can be summarized as follows:

	At March 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$7.1	$—	$24.5

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

The Company’s available-for-sale securities as of December 31, 2012 can be summarized as follows:

	At December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$17.4	$3.3	$—	$20.7

The Company’s available-for-sale security as of December 31, 2011 can be summarized as follows:

	At December 31, 2011
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In millions)
Common stock	$14.8	$—	$(4.4)	$10.4

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Elements of Provision (Benefit) for Income Taxes

The elements of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
	(In millions)
Income (loss) before income tax:
U.S.	$103.8	$27.9	$(50.6)
Foreign	(7.2)	(4.8)	(6.5)

	$96.6	$23.1	$(57.1)

Current income taxes:
Federal	$0.5	$(5.2)	$(47.2)
Foreign	(0.6)	5.9	1.5
State	3.1	0.5	0.4

	3.0	1.2	(45.3)
Deferred income taxes	(10.2)	(12.7)	58.2

Total tax provision (benefit)	$(7.2)	$(11.5)	$12.9

Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate

Income taxes differ from the amounts computed by applying the federal tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
	(In millions)
Federal income tax expense (benefit) computed at statutory tax rate of 35%	$33.8	$8.1	$(20.0)
Additional taxes or credits from:
State and local income taxes, net of federal income tax effect	4.7	4.5	(0.4)
Non-deductible expenses and non-taxable income	1.9	(1.1)	0.7
Domestic production activities	—	—	2.1
Foreign income not includable in federal taxable income	(0.8)	6.3	5.5
Effect of acquisition related elections and settlements (1)	(7.1)	—	—
Valuation allowance changes (net) (2)	(41.0)	(30.1)	24.5
All other, net	1.3	0.8	0.5

Total income tax provision (benefit)	$(7.2)	$(11.5)	$12.9

(1)	Includes a $8.5 million deferred tax benefit related to a tax election corresponding with the acquisition of Turret, for which an offsetting valuation allowance was also recorded in 2012.
(2)	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $22 million.

Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities arising under FASB ASC 740, “Income Taxes” (“ASC 740”) were as follows:

	At December 31,
	2012	2011
	(In millions)
Deferred tax assets:
AMT tax credit carryforwards	$31	$30
Post-retirement benefits other than pensions	49	54
Federal and foreign net operating loss carryforwards	18	35
State net operating loss carryforwards	7	9
Pension liability	143	139
Other deductible temporary differences	17	23
Less: valuation allowances	(95)	(121)

	$170	$169

Deferred tax liabilities:
Fixed asset basis difference	$112	$116
Inventory basis difference	130	131
Other intangibles	11	19

	253	266

Net deferred tax liability	$(83)	$(97)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(In millions)
Unrecognized tax benefits balance at January 1, 2010	$5.0
Gross increases – tax positions in current periods	1.0
Settlements and closing of statute of limitations	(0.2)

Unrecognized tax benefits balance at December 31, 2010	$5.8
Gross increases – tax positions in current periods	1.1
Settlements and closing of statute of limitations	(0.9)

Unrecognized tax benefits balance at December 31, 2011	$6.0
Gross increases – tax positions in current periods	2.0

Unrecognized tax benefits balance at December 31, 2012	$8.0

Condensed Consolidating Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidating Financial Information

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$749.7	$604.8	$122.7	$(586.1)	$891.1
Cost of materials sold	—	621.9	593.4	106.1	(586.1)	735.3

Gross profit	—	127.8	11.4	16.6	—	155.8
Warehousing, delivery, selling, general and administrative	1.3	94.3	5.5	20.6	—	121.7
Impairment charge on fixed assets	—	0.9	—	—	—	0.9

Operating profit (loss)	(1.3)	32.6	5.9	(4.0)	—	33.2
Other income and (expense), net	—	0.1	—	1.1	—	1.2
Interest and other expense on debt	(4.6)	(23.1)	—	(0.7)	—	(28.4)
Intercompany transactions:
Interest expense on intercompany loans	(5.4)	—	—	—	5.4	—
Interest income on intercompany loans	—	3.4	2.0	—	(5.4)	—

Income (loss) before income taxes	(11.3)	13.0	7.9	(3.6)	—	6.0
Provision (benefit) for income taxes	(1.7)	2.1	1.2	(0.5)	—	1.1
Equity in (earnings) loss of subsidiaries	(16.7)	(8.0)	0.9	—	23.8	—

Net income (loss)	7.1	18.9	5.8	(3.1)	(23.8)	4.9
Less: Net loss attributable to noncontrolling interest	—	—	—	(2.2)	—	(2.2)

Net income attributable to Ryerson Inc.	$7.1	$18.9	$5.8	$(0.9)	$(23.8)	$7.1

Comprehensive income (loss)	$8.2	$19.8	$9.5	$(6.6)	$(24.8)	$6.1
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(2.1)	—	(2.1)

Comprehensive income (loss) attributable to Ryerson Inc.	$8.2	$19.8	$9.5	$(4.5)	$(24.8)	$8.2

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$953.7	$810.8	$141.1	$(784.0)	$1,121.6
Cost of materials sold	—	799.5	795.2	120.1	(784.0)	930.8

Gross profit	—	154.2	15.6	21.0	—	190.8
Warehousing, delivery, selling, general and administrative	1.3	104.3	6.4	19.4	—	131.4

Operating profit (loss)	(1.3)	49.9	9.2	1.6	—	59.4
Other income and (expense), net	0.3	—	—	(0.6)	—	(0.3)
Interest and other expense on debt	(18.5)	—	—	(0.8)	—	(19.3)
Intercompany transactions:
Interest expense on intercompany loans	(11.6)	(9.8)	—	—	21.4	—
Interest income on intercompany loans	—	—	21.4	—	(21.4)	—

Income (loss) before income taxes	(31.1)	40.1	30.6	0.2	—	39.8
Provision (benefit) for income taxes	—	2.3	0.3	0.1	—	2.7
Equity in (earnings) loss of subsidiaries	(69.3)	(13.6)	(0.3)	—	83.2	—

Net income (loss)	38.2	51.4	30.6	0.1	(83.2)	37.1
Less: Net loss attributable to noncontrolling interest	—	—	—	(1.1)	—	(1.1)

Net income attributable to Ryerson Inc.	$38.2	$51.4	$30.6	$1.2	$(83.2)	$38.2

Comprehensive income (loss)	$46.1	$51.7	$34.1	$4.1	$(90.9)	$45.1
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(1.0)	—	(1.0)

Comprehensive income (loss) attributable to Ryerson Inc.	$46.1	$51.7	$34.1	$5.1	$(90.9)	$46.1

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$7.1	$18.9	$5.8	$(3.1)	$(23.8)	$4.9

Non-cash expenses	0.1	11.4	0.9	1.5	—	13.9
Equity in (earnings) loss of subsidiaries	(16.7)	(8.0)	0.9	—	23.8	—
Changes in working capital	625.2	1,044.6	(1,662.4)	3.5	—	10.9

Net adjustments	608.6	1,048.0	(1,660.6)	5.0	23.8	24.8

Net cash provided by (used in) operating activities	615.7	1,066.9	(1,654.8)	1.9	—	29.7

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(0.1)	(577.8)	1,464.3	(0.9)	(889.4)	(3.9)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(615.2)	(492.9)	191.2	6.1	889.4	(21.4)

Net increase (decrease) in cash and cash equivalents	0.4	(3.8)	0.7	7.1	—	4.4
Effect of exchange rates	—	0.2	(0.1)	(1.3)	—	(1.2)

Net change in cash and cash equivalents	0.4	(3.6)	0.6	5.8	—	3.2
Beginning cash and cash equivalents	0.2	15.3	1.9	53.4	—	70.8

Ending cash and cash equivalents	$0.6	$11.7	$2.5	$59.2	$—	$74.0

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income	$38.2	$51.4	$30.6	$0.1	$(83.2)	$37.1

Non-cash expenses	0.2	9.2	(0.1)	1.5	—	10.8
Equity in earnings of subsidiaries	(69.3)	(13.6)	(0.3)	—	83.2	—
Changes in working capital	24.8	(8.9)	(16.3)	(14.2)	—	(14.6)

Net adjustments	(44.3)	(13.3)	(16.7)	(12.7)	83.2	(3.8)

Net cash provided by (used in) operating activities	(6.1)	38.1	13.9	(12.6)	—	33.3

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(5.6)	(11.9)	(1.1)	2.9	1.1	(14.6)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	8.8	(25.6)	(13.7)	(7.9)	(1.1)	(39.5)

Net increase (decrease) in cash and cash equivalents	(2.9)	0.6	(0.9)	(17.6)	—	(20.8)
Effect of exchange rates	—	0.1	—	1.3	—	1.4

Net change in cash and cash equivalents	(2.9)	0.7	(0.9)	(16.3)	—	(19.4)
Beginning cash and cash equivalents	3.0	14.5	1.5	42.3	—	61.3

Ending cash and cash equivalents	$0.1	$15.2	$0.6	$26.0	$—	$41.9

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET (UNAUDITED)

MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$9.9	$1,190.7	$151.7	$247.4	$(290.5)	$1,309.2
Property, plant and equipment net of accumulated depreciation	—	403.4	3.0	67.9	—	474.3
Other noncurrent assets	961.0	900.8	352.6	14.1	(2,005.4)	223.1

Total Assets	$970.9	$2,494.9	$507.3	$329.4	$(2,295.9)	$2,006.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$255.3	$290.9	$178.1	$106.5	$(290.8)	$540.0
Noncurrent liabilities	992.3	1,364.8	0.8	31.7	(648.6)	1,741.0
Redeemable noncontrolling interest	—	—	—	1.6	—	1.6
Ryerson Inc. stockholders’ equity	(276.7)	839.2	328.4	188.9	(1,356.5)	(276.7)
Noncontrolling interest	—	—	—	0.7	—	0.7

Total Liabilities and Equity	$970.9	$2,494.9	$507.3	$329.4	$(2,295.9)	$2,006.6

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$381.7	$2,215.9	$63.0	$214.5	$(1,620.8)	$1,254.3
Property, plant and equipment net of accumulated depreciation	—	410.8	3.1	69.5	—	483.4
Other noncurrent assets	944.2	319.2	1,818.6	14.4	(2,869.9)	226.5

Total Assets	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$16.5	$254.3	$1,738.3	$67.7	$(1,620.8)	$456.0
Noncurrent liabilities	1,594.3	1,872.2	0.8	32.8	(1,711.4)	1,788.7
Redeemable noncontrolling interest	—	—	—	1.7	—	1.7
Ryerson Inc. stockholders’ equity	(284.9)	819.4	145.6	193.5	(1,158.5)	(284.9)
Noncontrolling interest	—	—	—	2.7	—	2.7

Total Liabilities and Equity	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$3,396.0	$2,827.4	$543.7	$(2,742.4)	$4,024.7
Cost of materials sold	—	2,819.0	2,773.3	465.2	(2,742.4)	3,315.1

Gross profit	—	577.0	54.1	78.5	—	709.6
Warehousing, delivery, selling, general and administrative expenses	4.7	395.5	26.3	81.7	—	508.2
Restructuring and other charges	—	(0.2)	—	1.3	—	1.1
Impairment charges on fixed assets and goodwill	—	1.0	—	—	—	1.0
Pension and other postretirement benefits curtailment gain	—	—	—	(1.7)	—	(1.7)

Operating profit (loss)	(4.7)	180.7	27.8	(2.8)	—	201.0
Other income and (expense), net	(16.8)	0.2	—	(1.4)	—	(18.0)
Interest and other expense on debt	(62.4)	(20.9)	—	(3.1)	—	(86.4)
Intercompany transactions:
Interest expense on intercompany loans	(53.5)	(39.7)	—	—	93.2	—
Interest income on intercompany loans	—	—	93.2	—	(93.2)	—

Income (loss) before income taxes	(137.4)	120.3	121.0	(7.3)	—	96.6
Provision (benefit) for income taxes	(52.1)	(0.5)	45.2	0.2	—	(7.2)
Equity in (earnings) loss of subsidiaries	(194.6)	(46.0)	4.0	—	236.6	—

Net income (loss)	109.3	166.8	71.8	(7.5)	(236.6)	103.8
Less: Net loss attributable to noncontrolling interest	—	—	—	(5.5)	—	(5.5)

Net income (loss) attributable to Ryerson Inc.	$109.3	$166.8	$71.8	$(2.0)	$(236.6)	$109.3

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$4,093.4	$3,326.1	$645.0	$(3,334.7)	$4,729.8
Cost of materials sold	—	3,560.9	3,288.4	556.4	(3,334.7)	4,071.0

Gross profit	—	532.5	37.7	88.6	—	658.8
Warehousing, delivery, selling, general and administrative expenses	5.2	442.8	5.4	86.4	—	539.8
Restructuring and other charges	—	10.0	—	1.1	—	11.1
Impairment charges on fixed assets and goodwill	—	7.8	—	1.5	—	9.3

Operating profit (loss)	(5.2)	71.9	32.3	(0.4)	—	98.6
Other income and (expense), net	(0.2)	6.0	—	(1.2)	—	4.6
Interest and other expense on debt	(76.6)	(0.1)	—	(3.4)	—	(80.1)
Intercompany transactions:
Interest expense on intercompany loans	(42.0)	(37.6)	—	—	79.6	—
Interest income on intercompany loans	—	—	79.6	—	(79.6)	—

Income (loss) before income taxes	(124.0)	40.2	111.9	(5.0)	—	23.1
Provision (benefit) for income taxes	(51.9)	1.1	33.2	6.1	—	(11.5)
Equity in (earnings) loss of subsidiaries	(115.0)	(65.5)	8.7	—	171.8	—

Net income (loss)	42.9	104.6	70.0	(11.1)	(171.8)	34.6
Less: Net loss attributable to noncontrolling interest	—	—	—	(8.3)	—	(8.3)

Net income (loss) attributable to Ryerson Inc.	$42.9	$104.6	$70.0	$(2.8)	$(171.8)	$42.9

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$3,351.3	$2,963.8	$550.5	$(2,970.1)	$3,895.5
Cost of materials sold	—	2,918.8	2,931.7	475.3	(2,970.1)	3,355.7

Gross profit	—	432.5	32.1	75.2	—	539.8
Warehousing, delivery, selling, general and administrative expenses	4.9	422.3	3.9	74.6	—	505.7
Restructuring and other charges	—	12.0	—	—	—	12.0
Gain on Insurance Settlement	(2.6)	—	—	—	—	(2.6)
Impairment charges on fixed assets and goodwill	—	1.4	—	—	—	1.4
Pension and other postretirement benefits curtailment loss	—	2.0	—	—	—	2.0

Operating profit (loss)	(2.3)	(5.2)	28.2	0.6	—	21.3
Other expense, net	—	—	—	(3.2)	—	(3.2)
Interest and other expense on debt	(70.3)	(1.3)	—	(3.6)	—	(75.2)
Intercompany transactions:
Interest expense on intercompany loans	(55.9)	(8.5)	—	(0.4)	64.8	—
Interest income on intercompany loans	—	—	64.8	—	(64.8)	—

Income (loss) before income taxes	(128.5)	(15.0)	93.0	(6.6)	—	(57.1)
Provision (benefit) for income taxes	(15.4)	53.1	(27.8)	3.0	—	12.9
Equity in (earnings) loss of subsidiaries	(47.7)	(28.4)	5.6	—	70.5	—

Net income (loss)	(65.4)	(39.7)	115.2	(9.6)	(70.5)	(70.0)
Less: Net loss attributable to noncontrolling interest	—	—	—	(4.6)	—	(4.6)

Net income (loss) attributable to Ryerson Inc.	$(65.4)	$(39.7)	$115.2	$(5.0)	$(70.5)	$(65.4)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$71.9	$136.1	$79.6	$(5.0)	$(216.6)	$66.0
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(5.9)	—	(5.9)

Comprehensive income (loss) attributable to Ryerson Inc.	$71.9	$136.1	$79.6	$0.9	$(216.6)	$71.9

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$(34.4)	$67.5	$59.8	$(16.7)	$(117.6)	$(41.4)
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(7.0)	—	(7.0)

Comprehensive income (loss) attributable to Ryerson Inc.	$(34.4)	$67.5	$59.8	$(9.7)	$(117.6)	$(34.4)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$(68.3)	$(51.0)	$120.7	$1.1	$(74.0)	$(71.5)
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(3.2)	—	(3.2)

Comprehensive income (loss) attributable to Ryerson Inc.	$(68.3)	$(51.0)	$120.7	$4.3	$(74.0)	$(68.3)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$109.3	$166.8	$71.8	$(7.5)	$(236.6)	$103.8

Non-cash expenses	2.1	46.1	2.8	8.2	—	59.2
Equity in (earnings) loss of subsidiaries	(194.6)	(46.0)	4.0	—	236.6	—
Changes in working capital	1,020.4	(895.4)	(122.2)	20.8	—	23.6

Net adjustments	827.9	(895.3)	(115.4)	29.0	236.6	82.8

Net cash provided by (used in) operating activities	937.2	(728.5)	(43.6)	21.5	—	186.6

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(2.0)	(29.1)	51.4	0.6	(56.2)	(35.3)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(938.0)	758.4	(7.5)	(12.5)	56.2	(143.4)

Net increase (decrease) in cash and cash equivalents	(2.8)	0.8	0.3	9.6	—	7.9
Effect of exchange rates	—	—	0.1	1.5	—	1.6

Net change in cash and cash equivalents	(2.8)	0.8	0.4	11.1	—	9.5
Beginning cash and cash equivalents	3.0	14.5	1.5	42.3	—	61.3

Ending cash and cash equivalents	$0.2	$15.3	$1.9	$53.4	$—	$70.8

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$42.9	$104.6	$70.0	$(11.1)	$(171.8)	$34.6

Non-cash expenses	(24.1)	82.0	(15.8)	7.9	—	50.0
Equity in (earnings) loss of subsidiaries	(115.0)	(65.5)	8.7	—	171.8	—
Changes in working capital	265.5	(511.3)	218.4	(2.6)	—	(30.0)

Net adjustments	126.4	(494.8)	211.3	5.3	171.8	20.0

Net cash provided by (used in) operating activities	169.3	(390.2)	281.3	(5.8)	—	54.6

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	97.3	3.4	(158.0)	(10.2)	(47.5)	(115.0)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(264.1)	386.3	(122.5)	10.7	47.5	57.9

Net increase (decrease) in cash and cash equivalents	2.5	(0.5)	0.8	(5.3)	—	(2.5)
Effect of exchange rates	—	—	—	1.6	—	1.6

Net change in cash and cash equivalents	2.5	(0.5)	0.8	(3.7)	—	(0.9)
Beginning cash and cash equivalents	0.5	15.0	0.7	46.0	—	62.2

Ending cash and cash equivalents	$3.0	$14.5	$1.5	$42.3	$—	$61.3

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$(65.4)	$(39.7)	$115.2	$(9.6)	$(70.5)	$(70.0)

Non-cash expenses	(74.0)	117.7	64.5	6.7	—	114.9
Equity in (earnings) loss of subsidiaries	(47.7)	(28.4)	5.6	—	70.5	—
Changes in working capital	13.1	(459.4)	220.6	(17.6)	—	(243.3)

Net adjustments	(108.6)	(370.1)	290.7	(10.9)	70.5	(128.4)

Net cash used in operating activities	(174.0)	(409.8)	405.9	(20.5)	—	(198.4)

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	61.4	199.7	(338.7)	1.3	31.9	(44.4)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	113.1	220.7	(66.7)	(50.7)	(31.9)	184.5

Net increase (decrease) in cash and cash equivalents	0.5	10.6	0.5	(69.9)	—	(58.3)
Effect of exchange rates	—	—	—	5.6	—	5.6

Net change in cash and cash equivalents	0.5	10.6	0.5	(64.3)	—	(52.7)
Beginning cash and cash equivalents	—	4.4	0.2	110.3	—	114.9

Ending cash and cash equivalents	$0.5	$15.0	$0.7	$46.0	$—	$62.2

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$381.7	$2,215.9	$63.0	$214.5	$(1,620.8)	$1,254.3
Property, plant and equipment net of accumulated depreciation	—	410.8	3.1	69.5	—	483.4
Other noncurrent assets	944.2	319.2	1,818.6	14.4	(2,869.9)	226.5

Total Assets	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$16.5	$254.3	$1,738.3	$67.7	$(1,620.8)	$456.0
Noncurrent liabilities	1,594.3	1,872.2	0.8	32.8	(1,711.4)	1,788.7
Redeemable noncontrolling interest	—	—	—	1.7	—	1.7
Ryerson Inc. stockholders’ equity	(284.9)	819.4	145.6	193.5	(1,158.5)	(284.9)
Noncontrolling interest	—	—	—	2.7	—	2.7

Total Liabilities and Equity	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$1,399.6	$1,390.3	$53.9	$225.9	$(1,717.0)	$1,352.7
Property, plant and equipment net of accumulated depreciation	—	416.4	2.9	71.8	—	491.1
Other noncurrent assets	798.1	244.0	1,885.2	15.4	(2,723.3)	219.4

Total Assets	$2,197.7	$2,050.7	$1,942.0	$313.1	$(4,440.3)	$2,063.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$44.5	$265.1	$1,870.3	$84.4	$(1,717.0)	$547.3
Noncurrent liabilities	2,129.8	1,102.2	5.7	31.0	(1,784.1)	1,484.6
Ryerson Inc. stockholders’ equity	23.4	683.4	66.0	189.8	(939.2)	23.4
Noncontrolling interest	—	—	—	7.9	—	7.9

Total Liabilities and Equity	$2,197.7	$2,050.7	$1,942.0	$313.1	$(4,440.3)	$2,063.2

Supplementary Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Summary by Quarter

SUMMARY BY QUARTER

(In millions)

	Net Sales	Gross Profit	Income (Loss) Before Income Taxes	Net Income (Loss)	Net Income (Loss) Attributable to Ryerson Inc.
2011
First Quarter (1)	$1,187.0	$156.7	$7.2	$8.4	$9.4
Second Quarter (2)	1,289.0	163.9	(0.1)	(7.8)	(7.2)
Third Quarter (3)	1,218.8	173.7	13.7	10.2	12.1
Fourth Quarter (4)	1,035.0	164.5	2.3	23.8	28.6

Year	$4,729.8	$658.8	$23.1	$34.6	$42.9

2012
First Quarter	$1,121.6	$190.8	$39.8	$37.1	$38.2
Second Quarter (5)	1,090.6	184.0	32.6	29.4	30.6
Third Quarter	962.2	180.5	32.1	31.6	33.5
Fourth Quarter (6)	850.3	154.3	(7.9)	5.7	7.0

Year	$4,024.7	$709.6	$96.6	$103.8	$109.3

(1)	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.
(2)	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(3)	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(4)	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
(5)	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(6)	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.

Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest (Tables)	3 Months Ended
Mar. 31, 2013
Stockholders Equity

	Ryerson Inc. Stockholders
					Accumulated Other Comprehensive Income (Loss)
	Common Stock		Capital in Excess of Par Value	Accumulated Deficit	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments	Noncontrolling Interest	Total Equity	Redeemable Noncontrolling Interest
	Shares	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars	Dollars
	(In millions, except shares)
Balance at December 31, 2012	100	$—	$71.3	$(102.5)	$(5.4)	$(251.6)	$3.3	$2.7	$(282.2)	$1.7
Net income (loss)	—	—	—	7.1	—	—	—	(2.1)	5.0	(0.1)
Foreign currency translation	—	—	—	—	(3.8)	—	—	0.1	(3.7)	—
Changes in defined benefit pension and other post-retirement benefit plans (net of tax provision of $0.1)	—	—	—	—	—	1.1	—	—	1.1	—
Unrealized gain on available-for-sale investment	—	—	—	—	—	—	3.8	—	3.8	—

Balance at March 31, 2013	100	$—	$71.3	$(95.4)	$(9.2)	$(250.5)	$7.1	$0.7	$(276.0)	$1.6

Changes in Accumulated Other Comprehensive Income/(Loss) by Component

	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments
	(In millions)
Balance at January 1, 2013	$(5.4)	$(251.6)	$3.3
Other comprehensive income (loss) before reclassifications	(3.8)	—	3.8
Amounts reclassified from accumulated other comprehensive income	—	1.1	—

Net current-period other comprehensive income (loss)	(3.8)	1.1	3.8

Reclassification Out of Accumulated Other Comprehensive Income
Three Months Ended March 31, 2013
Reclassifications Out of Accumulated Other Comprehensive Income
Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Comprehensive Income
	(In millions)
Amortization of defined benefit pension and other post-retirement benefit plan items
Actuarial gain	$1.6	Warehousing, delivery, selling, general and administrative
Prior service credits	(0.4)	Warehousing, delivery, selling, general and administrative

Total before tax	1.2
Tax provision	0.1

Net of tax	$1.1

Summary of Accounting and Financial Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Summary of Accounting and Financial Policies [Line Items]
Parent company percentage owned by affiliates	99.00%			99.00%
Equity Income	$ 0.2	$ 0.1	$ 0
Shipping and Handling costs	87.3	94.8	82.1
Book Overdrafts	37.5	49.3
Foreign Currency transaction gain (loss)	$ (1.5)	$ (0.8)	$ (2.7)
Acofran
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by Parent	50.00%			50.00%
Ryerson China
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by Parent	50.00%			50.00%
Additional ownership interest through affiliates	50.00%			50.00%

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Land Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	45 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Transportation Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Land Use Rights
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years

Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2012 Acofran	Jul. 12, 2010 Ryerson China	Mar. 14, 2011 Singer Steel Company	Dec. 31, 2012 Singer Steel Company	Dec. 31, 2011 Singer Steel Company	Dec. 31, 2012 Singer Steel Company Customer Relationships	Mar. 14, 2011 Singer Steel Company Customer Relationships	Dec. 31, 2012 Singer Steel Company Trademarks	Mar. 14, 2011 Singer Steel Company Trademarks	Dec. 31, 2012 Singer Steel Company Licenses	Mar. 14, 2011 Singer Steel Company Licenses	Dec. 09, 2011 Turret Steel	Dec. 31, 2011 Turret Steel	Dec. 09, 2011 Turret Steel Customer Relationships	Dec. 31, 2012 Turret Steel Customer Relationships Minimum	Dec. 31, 2012 Turret Steel Customer Relationships Maximum	Dec. 31, 2012 Turret Steel Trademarks	Dec. 09, 2011 Turret Steel Trademarks	Dec. 31, 2012 Turret Steel Non-compete Agreements	Dec. 09, 2011 Turret Steel Non-compete Agreements
Business Acquisition [Line Items]
Net assets acquired							$ 23.6									$ 78.8
Cash paid for acquisition							20
Cash paid for acquisition		5.1	95.2	12				3.6
Accounts receivable							7.3									12
Accounts receivables gross amount							7.8									12.4
Account receivable estimates uncollectible							0.5									0.4
Intangible assets							4.3									45.1
Customer relationships, trademarks, license agreement											2.2		1.7		0.4			27.8				17		0.3
Useful life										7 years		5 years		7 years					7 years	11 years	20 years		7 years
Acquisition-related fees								0.4									0.4
Revenue		4,024.7	4,866.8						36.1								5.6
Net income (loss)		109.3	27.9						9.4								17
Bargain purchase gain	5.8		5.8				5.8		5.8
Debt on the acquisition date																6.5
Cash purchase price held back																1.5
Deferred cash consideration payouts																36
Consideration payment period																5 years
Goodwill																25.1
Tax benefit			$ 18														$ 16.6
Business acquisition acquired equity interest					50.00%	20.00%

Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Mar. 14, 2011 Singer Steel Company	Dec. 31, 2011 Singer Steel Company	Dec. 09, 2011 Turret Steel
Business Acquisition [Line Items]
Cash			$ 0.3		$ 1.8
Restricted cash			6.5
Accounts receivable			7.3		12
Inventory			16.3		26.7
Property, plant, and equipment			8.2		2.9
Intangible assets			4.3		45.1
Goodwill					25.1
Other assets			0.2		1.2
Total identifiable assets acquired			43.1		114.8
Current liabilities			11.4		17.5
Deferred tax liabilities			2.3		18.5
Total liabilities assumed			13.7		36
Net identifiable assets acquired			29.4
Bargain purchase	(5.8)	(5.8)	(5.8)	(5.8)
Net assets acquired			$ 23.6		$ 78.8

Unaudited Pro Forma Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	$ 4,024.7	$ 4,866.8
Net income (loss) attributable to Ryerson Inc.	$ 109.3	$ 27.9

Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4	$ 3.9	$ 5.3
Proceeds from Sale of Property Plant and Equipment
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		0	0.9
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		3.8	4.1
Letter of Credit | Ryerson China
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 0.1	$ 0.3

Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
In process and finished products	$ 746.1	$ 741.5	$ 732.4

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Amount by which current cost used to value inventories is lower than LIFO valued inventories	$ 39	$ 34
Probable increase in inventory cost, if current cost had been used to value inventories			29
Inventories accounted under the LIFO method	89.00%	88.00%	88.00%
Consignment Inventory, unadjusted		13.1	15.9
Consignment Inventory	11.9	11.3
Effect of decreased cost of materials sold	$ 0.4

Property Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and land improvements		$ 98.3	$ 100.5
Buildings and leasehold improvements		203.4	195.4
Machinery, equipment and other		339.6	311
Construction in progress		7.1	15.7
Total	648.4	648.4	622.6
Less: Accumulated depreciation	(174.1)	(165)	(131.5)
Net property, plant and equipment	$ 474.3	$ 483.4	$ 491.1

Property Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Impairment charges related to fixed assets	$ 0.9	$ 1	$ 7.8	$ 1.4
Assets Held for sale	$ 5.1	$ 3.6	$ 10

Components of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 70.3	$ 69.1
Accumulated Amortization		(13)	(7)
Net	55.8	57.3	62.1
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		46.8	45.9
Accumulated Amortization		(9.5)	(5.6)
Net		37.3	40.3
Developed technology / product know-how
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1.9	1.9
Accumulated Amortization		(0.9)	(0.5)
Net		1	1.4
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1.4	1.4
Accumulated Amortization		(0.6)	(0.3)
Net		0.8	1.1
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		19.8	19.5
Accumulated Amortization		(1.9)	(0.5)
Net		17.9	19
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0.4	0.4
Accumulated Amortization		(0.1)	(0.1)
Net		$ 0.3	$ 0.3

Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6	$ 2.7	$ 1.7
Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period of Intangible assets	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period of Intangible assets	20 years

Estimated Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Estimated Future Amortization Expense [Line Items]
For the year ended December 31, 2013	$ 6
For the year ended December 31, 2014	6
For the year ended December 31, 2015	5.6
For the year ended December 31, 2016	4.8
For the year ended December 31, 2017	4.6
For the years ended thereafter	$ 30.3

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Beginning Balance		$ 96.7	$ 73.7	$ 96.9
Acquisitions and adjustments to purchase price		0.2	24.7
Impairment charge	(1.5)		(1.5)
Changes due to foreign currency translation		0.1	(0.2)
Ending Balance	$ 96.7	$ 97	$ 96.7	$ 96.9

Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Turret Steel	Dec. 09, 2011 Turret Steel	Dec. 31, 2011 SFI Gray	Dec. 31, 2012 Acofran
Goodwill [Line Items]
Goodwill related to the acquisition				$ 25.1		$ 0.2
Goodwill deductible for income tax purpose			7.9
Purchase price adjustment					0.4
Goodwill impairment charge	$ 1.5	$ 1.5

Restructuring Accrual Activity Summary (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Beginning balance	$ 4.5	$ 0.3	$ 0.9
Restructuring charges	1.5	11.1	12.5
Reduction to reserve	(0.4)
Cash payments	(4.6)	(5.5)	(1)
Adjustments for pension and other post-retirement termination non-cash charges		(1.4)	(12.1)
Ending balance	1	4.5	0.3
Employee Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	4.5	0.1	0.4
Restructuring charges	1.3	11.1	12.5
Reduction to reserve	(0.4)
Cash payments	(4.4)	(5.3)	(0.6)
Adjustments for pension and other post-retirement termination non-cash charges		(1.4)	(12.1)
Reclassifications			(0.1)
Ending balance	1	4.5	0.1
Tenancy and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance		0.2	0.5
Restructuring charges	0.2
Cash payments	(0.2)	(0.2)	(0.4)
Reclassifications			0.1
Ending balance			$ 0.2

Restructuring and Other Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Pension Benefits	Dec. 31, 2010 Pension Benefits	Dec. 31, 2010 Employee Costs	Dec. 31, 2012 Employee Costs	Dec. 31, 2012 Tenancy and Other Costs	Dec. 31, 2011 Tenancy and Other Costs	Dec. 31, 2010 Tenancy and Other Costs	Dec. 31, 2009 Tenancy and Other Costs	Dec. 31, 2010 Facility Exit Cost	Mar. 31, 2013 Scenario, Forecast Tenancy-related Costs	Dec. 31, 2010 Facility Closing Employees	Dec. 31, 2012 Facility Closing Employees	Dec. 31, 2011 Facility Closing	Dec. 31, 2012 Facility Closing Employee Costs	Dec. 31, 2010 Facility Closing Employee Costs	Dec. 31, 2011 Facility Closing Employee Costs	Dec. 31, 2010 Facility Closing Postretirement Benefit Costs	Oct. 31, 2011 Two Thousand And Eleven Restructuring Plan Employees	Dec. 31, 2011 Two Thousand And Eleven Restructuring Plan	Dec. 31, 2012 Two Thousand And Eleven Restructuring Plan	Dec. 31, 2011 Two Thousand And Eleven Restructuring Plan Employee Costs	Dec. 31, 2012 Two Thousand And Eleven Restructuring Plan Employee Costs	Dec. 31, 2012 Two Thousand And Eleven Restructuring Plan Tenancy-related Costs	Dec. 31, 2011 Two Thousand And Eleven Restructuring Plan Pension And Other Postretirement
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 1.5	$ 11.1	$ 12.5						$ 0.2						$ 12.5	$ 1.3	$ 1.3		$ 0.4		$ 12.1		$ 9.8		$ 8.4			$ 1.4
Number of employees impacted																66	42						292
Restructuring cost cash payment								0.3	0.1		0.2			0.7					0.3		1.3					4	4	0.2
Restructuring cost expected to be paid		1
Tenancy related restructuring cost															2
Reduction to reserve		(0.4)																									(0.4)	(0.2)
Restructuring reserve	0.3	1	4.5	0.3	0.9							0.2	0.5												0
Curtailment gain (loss)		1.7		(2)		(2)	(2)
Costs related to retirement of former Chief Executive Officer	$ 1.5

Long-term debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Foreign debt	$ 27.9	$ 21.9	$ 32
Total debt	1,264.2	1,305.4	1,023.6
Total long-term debt	1,236.4	1,270.1	971.6
Ryerson Secured Credit Facility
Debt Instrument [Line Items]
Ryerson Secured Credit Facility	336.3	383.5	520
9% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Senior Notes	600	600
11 1/4% Senior Notes due 2018
Debt Instrument [Line Items]
Senior Notes	300	300
12% Senior Secured Notes due 2015
Debt Instrument [Line Items]
Senior Notes			368.7
Floating Rate Senior Secured Notes due 2014
Debt Instrument [Line Items]
Senior Notes			102.9
Short-term credit facility borrowings
Debt Instrument [Line Items]
Credit facility borrowings		13.5	20
Short-term foreign debt
Debt Instrument [Line Items]
Foreign debt	$ 27.8	$ 21.8	$ 32

Principal Payments on Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
For the year ended December 31, 2013	$ 21.8
For the year ended December 31, 2014	0.1
For the year ended December 31, 2015
For the year ended December 31, 2016	383.5
For the year ended December 31, 2017	600
For the years ended thereafter	$ 300

Debt - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended															3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Foreign Debt	Dec. 31, 2012 Foreign Debt	Dec. 31, 2011 Foreign Debt	Mar. 31, 2013 Foreign Debt Ryerson China Owed To Banks	Dec. 31, 2012 Foreign Debt Ryerson China Owed To Banks	Dec. 31, 2011 Foreign Debt Ryerson China Owed To Banks	Dec. 31, 2011 Foreign Debt Ryerson China Owed To Other Parties	Mar. 31, 2013 Foreign Debt Acofran Owed To Banks	Dec. 31, 2012 Foreign Debt Acofran Owed To Banks	Mar. 31, 2013 Ryerson Secured Credit Facility	Dec. 31, 2012 Ryerson Secured Credit Facility	Dec. 31, 2011 Ryerson Secured Credit Facility	Mar. 14, 2011 Ryerson Secured Credit Facility	Mar. 31, 2013 Ryerson Secured Credit Facility Minimum	Dec. 31, 2012 Ryerson Secured Credit Facility Minimum	Mar. 31, 2013 Ryerson Secured Credit Facility Maximum	Dec. 31, 2012 Ryerson Secured Credit Facility Maximum	Mar. 31, 2013 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Minimum	Dec. 31, 2012 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Minimum	Mar. 31, 2013 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Maximum	Dec. 31, 2012 Ryerson Secured Credit Facility Base Rate And Canadian Prime Rate Maximum	Mar. 31, 2013 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Minimum	Dec. 31, 2012 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Minimum	Mar. 31, 2013 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Maximum	Dec. 31, 2012 Ryerson Secured Credit Facility LIBOR and Banker's Acceptance Rate Maximum	Mar. 31, 2013 9% Senior Secured Notes due 2017	Dec. 31, 2012 9% Senior Secured Notes due 2017	Oct. 10, 2012 9% Senior Secured Notes due 2017	Mar. 31, 2013 11 1/4% Senior Notes due 2018	Dec. 31, 2012 11 1/4% Senior Notes due 2018	Oct. 10, 2012 11 1/4% Senior Notes due 2018	Mar. 31, 2013 2017 and 2018 Notes	Dec. 31, 2012 2017 and 2018 Notes	Mar. 31, 2013 2017 and 2018 Notes Change Of Control Event	Dec. 31, 2012 2017 and 2018 Notes Change Of Control Event	Dec. 31, 2012 2014 and 2015 Notes	Dec. 31, 2011 12% Senior Secured Notes due 2015
Debt Instrument [Line Items]
Amended and restated credit facility agreement																	$ 1,350,000,000	$ 1,350,000,000		$ 1,350,000,000
Credit facility maturity date																	Mar 14, 2016	Mar 14, 2016
Outstanding borrowings																	336,300,000	383,500,000	520,000,000
Letters of credit								11,000,000	8,000,000	11,000,000							30,000,000	24,000,000	29,000,000
Available Credit Facility								17,000,000	21,000,000	22,000,000							322,000,000	293,000,000	274,000,000
Weighted average interest rate											4.50%	4.80%	6.20%	0.90%	11.20%	11.20%	2.50%	2.60%	2.40%
Percentage of spread over amount available to be borrowed																									0.75%	0.75%	1.50%	1.50%	1.75%	1.75%	2.50%	2.50%
Default bear interest rate																	2.00%	2.00%
Commitment fess on amounts not borrowed																					0.38%	0.38%	0.50%	0.50%
Aggregate principal amount of senior secured notes																																			600,000,000			300,000,000
Debt instrument percentage																																			9.00%			11.25%
Maximum percentage of dividend of future net income																																							50.00%	50.00%
Notes redemption date																																	Apr 15, 2015	Apr 15, 2015		Oct 15, 2015	Oct 15, 2015
Redemption price as a percentage of principal amount																																							100.00%	100.00%	101.00%	101.00%
Gain (Loss) on Repurchase of Debt Instrument			(17,200,000)	(17,200,000)	(200,000)																																						(17,200,000)	(200,000)
Principal Amount Of Debt Instrument Repurchased																																												7,500,000
Debt Instruments Senior Notes Retired					11,800,000	10,600,000																																						7,700,000
Foreign debt	21,900,000		21,900,000	21,900,000	32,000,000		27,900,000			32,000,000	27,600,000	21,400,000	30,100,000	1,900,000	300,000	500,000
Distribution to repay Ryerson Holding Notes, plus accrued and unpaid interest	$ 35,000,000	$ 344,900,000		$ (379,900,000)
Line of credit facility, description of collateral																	Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as the Company is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. Eligible inventory, at any date of determination, is comprised of the aggregate value of all inventory owned by a borrower, with such inventory adjusted to exclude various ineligible inventory, including, among other things, any inventory that is classified as “supplies” or is unsaleable in the ordinary course of business and 50% of the value of any inventory that (i) has not been sold or processed within a 180 day period and (ii) which is calculated to have more than 365 days of supply based upon the immediately preceding 6 months consumption.

Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						12 Months Ended							12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Employees	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Pension Benefits	Dec. 31, 2012 Pension Benefits	Dec. 31, 2010 Pension Benefits	Dec. 31, 2011 Pension Benefits	Dec. 31, 2012 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2012 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2011 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2010 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2012 Other Benefits	Dec. 31, 2011 Other Benefits	Dec. 31, 2010 Other Benefits	Dec. 31, 2011 Other Postretirement Benefits for U.S. plans	Dec. 31, 2010 Other Postretirement Benefits for U.S. plans	Dec. 31, 2012 Other Postretirement Benefits for U.S. plans Under 65	Dec. 31, 2012 Other Postretirement Benefits for U.S. plans Over 65	Dec. 31, 2013 Pension Benefits for U.S. plans Scenario, Forecast	Dec. 31, 2012 Pension Benefits for Canadian Plans	Dec. 31, 2011 Pension Benefits for Canadian Plans	Dec. 31, 2013 Pension Benefits for Canadian Plans Scenario, Forecast	Dec. 31, 2012 Pension Benefits for Canadian Plans Pension Benefits	Dec. 31, 2011 Pension Benefits for Canadian Plans Pension Benefits	Dec. 31, 2012 Pension Benefits for Canadian Plans Other Benefits	Dec. 31, 2011 Pension Benefits for Canadian Plans Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Defined Benefit Contribution Expense		$ 6.8	$ 7	$ 8.6
Pension and other postretirement benefits curtailment gain (loss)		1.7		(2)			(2)		(2)		1.7	1.7			2
Other deferred employee benefit plans		18.5	16
Defined Benefit Plan Expected Return On Plan Assets Percentage					6.50%	8.20%																8.20%			6.50%
Defined Benefit Plan Other Benefit Obligation							815	930	815	856					130	143	176									60	55	16	18
Defined Benefit Plan, Fair Value Of Plan Assets		559.7	497.2				509	560	509	497													48	46
Net actuarial gains (losses) expected to be amortized from accumulated other comprehensive income (loss)								(13.8)							7.3
Prior service costs (credits) expected to be amortized from accumulated other comprehensive income (loss)								0.2							(1.6)
Annual rate of increase in per capita cost of covered health care benefits, rate												8.00%	12.00%	12.00%				8.00%	8.50%	7.00%	6.50%
Annual rate of increase in per capita cost of covered health care benefits, ultimate rate												4.50%	5.00%	5.00%				5.00%	5.00%	5.00%	5.00%
Annual rate of increase in per capita cost of covered health care benefits, date											2033	2033	2023	2023				2017	2017	2020	2018
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment																					0.60%
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment																					0.00%
Annual rate of increase in per capita cost of covered health care benefits, risk adjustment date																					2062
Classification for common collective trust plan assets adjusted from level 1 to level 2			151.5
Contribution to the pension plan fund	9.6	45.9	43.9	46.6
Anticipated minimum required pension contribution funding		48
Multiemployer plans description		Ryerson participates in two multiemployer pension plans covering 73 employees at 5 locations.
Multiemployer pension plan covered employees		73
Multiemployer plan contributions		0.5	0.4	0.4
Percentage of contributions to the plans						5.00%
Pension withdrawal liability		0.6
Period of Withdrawal pension liabilityPayment		25 years
Anticipated minimum required pension contribution funding	$ 38

Assumptions Used for Retirement Benefit Plans (Detail)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010 Pension Benefits for U.S. plans	Nov. 17, 2010 Pension Benefits for U.S. plans	Dec. 31, 2012 Pension Benefits for U.S. plans	Dec. 31, 2011 Pension Benefits for U.S. plans	Dec. 31, 2012 Other Postretirement Benefits for U.S. plans	Dec. 31, 2011 Other Postretirement Benefits for U.S. plans	Dec. 31, 2010 Other Postretirement Benefits for U.S. plans	Dec. 31, 2012 Pension Benefits for Canadian Plans	Dec. 31, 2011 Pension Benefits for Canadian Plans	Dec. 31, 2010 Pension Benefits for Canadian Plans	Dec. 31, 2012 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2011 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2010 Other Postretirement Benefits for Canadian Plans
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate for calculating obligations	5.35%		4.00%	4.90%	3.60%	4.60%	5.25%	4.20%	4.75%	5.25%	4.10%	4.80%	5.25%
Discount rate for calculating net periodic benefit cost	5.40%	5.80%	4.90%	5.35%	4.60%	5.25%	5.70%	4.75%	5.25%	5.75%	4.80%	5.25%	5.75%
Expected rate of return on plan assets	8.75%	8.75%	8.75%	8.75%				6.50%	7.00%	7.00%
Rate of compensation increase - benefit obligations					3.00%	3.00%	3.00%
Rate of compensation increase	3.00%	4.00%	3.00%	3.00%	3.00%	3.00%	4.00%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

Benefit Obligations and Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Benefit Obligation
Pension and other postretirement benefits curtailment gain (loss)				$ (1.7)		$ 2
Change in Plan Assets
Beginning balance		497.2		497.2
Ending balance				559.7
Current liabilities	(14.2)			(14.2)	(15.2)
Non-current liabilities	(490.1)			(504.4)	(502.9)
Pension Benefits
Change in Benefit Obligation
Benefit obligation at beginning of year	930	856		856	815
Service cost	1	1		3	3	3
Interest cost	9	10		41	42	43
Actuarial (gain) loss				81	47
Special termination benefits				1	1	7
Effect of changes in exchange rates				1	(1)
Pension and other postretirement benefits curtailment gain (loss)			2			2
Benefits paid (net of participant contributions and Medicare subsidy)				(53)	(51)
Benefit obligation at end of year			815	930	856	815
Accumulated benefit obligation at end of year				925	852
Change in Plan Assets
Beginning balance	560	497		497	509
Actual return (loss) on plan assets				69	(4)
Employer contributions				46	44
Effect of changes in exchange rates				1	(1)
Benefits paid (net of participant contributions)				(53)	(51)
Ending balance			509	560	497	509
Funded status				(370)	(359)
Non-current liabilities				(370)	(359)
Net benefit liability at the end of the year				(370)	(359)
Other Benefits
Change in Benefit Obligation
Benefit obligation at beginning of year	130	143		143	176
Service cost				1	1	1
Interest cost	1	2		6	8	10
Plan amendments				(11)	(1)
Actuarial (gain) loss				6	(29)
Special termination benefits					1	3
Effect of changes in exchange rates				1
Pension and other postretirement benefits curtailment gain (loss)				(2)
Benefits paid (net of participant contributions and Medicare subsidy)				(14)	(13)
Benefit obligation at end of year			176	130	143	176
Change in Plan Assets
Employer contributions				15	15
Benefits paid (net of participant contributions)				(15)	(15)
Funded status				(130)	(143)
Current liabilities				(13)	(14)
Non-current liabilities				(117)	(129)
Net benefit liability at the end of the year				$ (130)	$ (143)

Amounts Recognized in Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Amounts recognized in accumulated other comprehensive income (loss), pre-tax, consists of
Net actuarial (gain) loss	$ 403	$ 355
Prior service cost (credit)	1	2
Total	404	357
Other Benefits
Amounts recognized in accumulated other comprehensive income (loss), pre-tax, consists of
Net actuarial (gain) loss	(73)	(87)
Prior service cost (credit)	(12)	(1)
Total	$ (85)	$ (88)

Amounts Recognized in Other Comprehensive Income (loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in other comprehensive income (loss), pre-tax, consists of
Amortization of net actuarial loss (gain)	$ 1.6
Total recognized in other comprehensive income (loss)	1.2	51.5	66.7	19
Pension Benefits
Amounts recognized in other comprehensive income (loss), pre-tax, consists of
Net actuarial loss (gain)		58	98
Amortization of net actuarial loss (gain)		(11)	(6)
Total recognized in other comprehensive income (loss)		47	92
Other Benefits
Amounts recognized in other comprehensive income (loss), pre-tax, consists of
Net actuarial loss (gain)		6	(29)
Amortization of net actuarial loss (gain)		8	5
Prior service credit		(11)	(1)
Total recognized in other comprehensive income (loss)		$ 3	$ (25)

Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Pension and other postretirement benefits curtailment gain (loss)				$ (1.7)		$ 2
Pension Benefits
Components of net periodic benefit cost
Service cost	1	1		3	3	3
Interest cost	9	10		41	42	43
Expected return on assets	(11)	(11)		(45)	(47)	(46)
Recognized actuarial loss (gain)	3	2		11	6	6
Special termination benefits				1	1	7
Pension and other postretirement benefits curtailment gain (loss)			2			2
Net periodic benefit cost (credit)	2	2		10	5	15
Other Benefits
Components of net periodic benefit cost
Service cost				1	1	1
Interest cost	1	2		6	8	10
Recognized actuarial loss (gain)	(2)	(2)		(7)	(4)	(4)
Special termination benefits					1	3
Pension and other postretirement benefits curtailment gain (loss)				(2)
Net periodic benefit cost (credit)	$ (1)			$ (2)	$ 6	$ 10

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Effect on service cost plus interest cost, 1% increase	$ 0.3
Effect on postretirement benefit obligation, 1% increase	4.5
Effect on service cost plus interest cost, 1% decrease	(0.2)
Effect on postretirement benefit obligation, 1% decrease	$ (3.6)

Weighted Average Asset Allocations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%
Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	64.00%	62.00%
Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	22.00%	22.00%
Real Estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	3.00%	3.00%
Other
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	11.00%	13.00%

Target Ranges And Allocations (Detail)	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	100.00%
Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	35.00%
Target Allocation, maximum	85.00%
Target Allocation	63.00%
Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	10.00%
Target Allocation, maximum	30.00%
Target Allocation	21.00%
Real Estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%
Target Allocation	9.00%
Other
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%
Target Allocation	7.00%

Fair Value Of Pension Plan Assets By Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	$ 559.7	$ 497.2
Cash and Cash Equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	11.1	31.6
Equity Securities | US large cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	121	138.9
Equity Securities | US small/mid cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	45.4	44.3
Equity Securities | Canadian Large Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	6.4	12
Equity Securities | Canadian Small Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.6	1
Equity Securities | Other international companies
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	183.1	112
Fixed Income Securities | Investment Grade Debt
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	122.7	111.1
Other Investments | Commodity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.5
Other Investments | Multi-strategy funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	26.7	2.7
Other Investments | Private equity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	22.5	28.3
Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	17.7	15.3
Level 1
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	11.1	77
Level 1 | Cash and Cash Equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	11.1	31.6
Level 1 | Equity Securities | Canadian Large Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		12
Level 1 | Equity Securities | Canadian Small Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		1
Level 1 | Equity Securities | Other international companies
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		13.4
Level 1 | Fixed Income Securities | Investment Grade Debt
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		19
Level 2
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	498.7	386.7
Level 2 | Equity Securities | US large cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	121	138.9
Level 2 | Equity Securities | US small/mid cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	45.4	44.3
Level 2 | Equity Securities | Canadian Large Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	6.4
Level 2 | Equity Securities | Canadian Small Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.6
Level 2 | Equity Securities | Other international companies
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	183.1	98.6
Level 2 | Fixed Income Securities | Investment Grade Debt
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	122.7	92.1
Level 2 | Other Investments | Commodity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.5
Level 2 | Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	17	12.8
Level 3
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	49.9	33.5	41.3	70.4
Level 3 | Other Investments | Multi-strategy funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	26.7	2.7
Level 3 | Other Investments | Private equity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	22.5	28.3
Level 3 | Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	$ 0.7	$ 2.5

Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Actual return on plan assets:
Ending balance	$ 559.7	$ 497.2
Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	33.5	41.3	70.4
Actual return on plan assets:
Relating to assets still held at the reporting date	1.9	0.7	3.3
Relating to assets sold during the period	2.7	0.5	5.3
Purchases, sales, and settlements			(37.7)
Purchases	25.5	1.4
Sales	(13.7)	(10.4)
Ending balance	49.9	33.5	41.3
Level 3 | Hedge Funds, Multi-strategy
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	2.7	6	19.2
Actual return on plan assets:
Relating to assets still held at the reporting date	1.7	0.2	0.2
Relating to assets sold during the period	(0.5)		0.7
Purchases, sales, and settlements			(14.1)
Purchases	25
Sales	(2.2)	(3.5)
Ending balance	26.7	2.7	6
Level 3 | Private Equity Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	28.3	31.5	29.8
Actual return on plan assets:
Relating to assets still held at the reporting date	0.5	0.3	2.4
Relating to assets sold during the period	2.4	0.7	0.9
Purchases, sales, and settlements			(1.6)
Purchases	0.5	1.4
Sales	(9.2)	(5.6)
Ending balance	22.5	28.3	31.5
Level 3 | Real Estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	2.5	3.8	21.4
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.3)	0.2	0.7
Relating to assets sold during the period	0.8	(0.2)	3.7
Purchases, sales, and settlements			(22)
Sales	(2.3)	(1.3)
Ending balance	$ 0.7	$ 2.5	$ 3.8

Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 55.6
2014	56
2015	56.4
2016	56.9
2017	57.2
2018-2022	289.8
Other Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	13.3
2014	12.4
2015	11.9
2016	11.3
2017	10.6
2018-2022	$ 43.1

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Future minimum rental commitment total		$ 133.2
Future minimum rental commitment year 2013		26.6
Future minimum rental commitment year 2014		21.6
Future minimum rental commitment year 2015		18.9
Future minimum rental commitment year 2016		16.4
Future minimum rental commitment year 2017		12.7
Future minimum rental commitment year thereafter		37
Rental expense under operating leases		32.6	30.5	25.6
Purchase obligations		32.9
Percentage of total labor expired under collective bargaining agreement		14.00%
Total awarded value	27.7	27.7
Potential loss range minimum	0	0
Potential loss range maximum	27.7	27.7
Insurance Settlement
Commitments And Contingencies [Line Items]
Cash received related to the settlement of an insurance claim				$ 2.6
Fiscal Year 2013
Commitments And Contingencies [Line Items]
Percentage of total labor expired under collective bargaining agreement		1.00%
Maximum
Commitments And Contingencies [Line Items]
Noncancellable operating leases expire period		2025

Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Annual related party monitoring fee maximum			$ 5		$ 5
Payment of monitoring fee recorded			1.3	1.3	5	5	5
Distribution to repay Ryerson Holding Notes, plus accrued and unpaid interest	$ 35	$ 344.9			$ (379.9)

Percentage of Sales by Major Product Line (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	100.00%	100.00%	100.00%	100.00%	100.00%
Carbon Steel Flat
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	25.00%	24.00%	25.00%	27.00%	29.00%
Carbon Steel Plate
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	12.00%	13.00%	13.00%	11.00%	8.00%
Carbon Steel Long
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	15.00%	15.00%	15.00%	10.00%	9.00%
Stainless Steel Flat
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	16.00%	15.00%	15.00%	18.00%	21.00%
Stainless Steel Plate
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	4.00%	4.00%	4.00%	4.00%
Stainless Steel Long
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	4.00%	4.00%	4.00%	3.00%
Aluminum Flat
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	14.00%	15.00%	14.00%	15.00%	15.00%
Aluminum Plate
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	3.00%	4.00%	3.00%	3.00%	3.00%
Aluminum Long
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	3.00%	4.00%	4.00%	4.00%
Other
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	3.00%	3.00%	3.00%	4.00%	4.00%

Sales By Product - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Information [Line Items]
Percentage one customer to total sales	2.00%
Percentage top ten customers to total sales	10.00%
Foreign Tax Authority
Sales Information [Line Items]
Percentage Of Consolidated Sales From Foreign Countries	13.00%	14.00%	14.00%
Percentage Of Total Assets	16.00%	15.00%	15.00%

Other Matters - Additional Information (Detail) (Automated Laser Fabrication Co., LLC ("ALF"), USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Automated Laser Fabrication Co., LLC ("ALF")
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 0.8
Equity method investment, ownership percentage	38.00%

Compensation Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Performance Shares	Dec. 31, 2010 Performance Shares	Dec. 31, 2009 Performance Shares	Dec. 31, 2011 Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance units vest period			44 months
Performance units, expiration date			Feb 15, 2014
Proceed from sale of common stock			$ 875
Share based compensation authorized			87,500,000
Share based compensation granted			87,500,000
Share based compensation forfeited			50,312,500
Share based compensation vested			37,187,500
Grant date fair value of performance units			0	0	0	0
Cash distributions	$ 380.2	$ 4.7	$ 35	$ 213.8	$ 56.5

Location and Fair Value Amount of Derivative Instruments Reported in Consolidated Balance Sheet (Detail) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total Derivative, Asset	$ 0.1	$ 0.2	$ 0.1
Total Derivative, Liability	0.2		1.1
Foreign exchange contracts | Other Accrued Liabilities
Derivatives, Fair Value [Line Items]
Total Derivative, Liability			0.1
Commodity Contract | Prepaid Expenses And Other Current Assets
Derivatives, Fair Value [Line Items]
Total Derivative, Asset	0.1	0.2	0.1
Commodity Contract | Other Accrued Liabilities
Derivatives, Fair Value [Line Items]
Total Derivative, Liability	$ 0.2		$ 1

Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional amount of foreign currency exchange contracts	$ 1.4	$ 0.7	$ 4.9
Contract term for exchange contracts, Maximum	3 months	3 months
Contract term for exchange contracts, Minimum	12 months	12 months
Assets Held for sale	5.1	3.6	10
Impairment charge of asset held for sale	$ 0.9	$ 1	$ 7.8	$ 1.4
Nickel Futures or Option Contracts
Derivatives, Fair Value [Line Items]
Commodity notional value	132	182	276
Hot Roll Steel Coil Option Contracts
Derivatives, Fair Value [Line Items]
Commodity notional value	5,000	1,300	5,780
Aluminum Price Swaps
Derivatives, Fair Value [Line Items]
Commodity notional value	60	80	1,210

Location and Amount of Gains and Losses Reported in Consolidated Statement of Operations (Detail) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total			$ 1.4	$ (1.8)	$ (1.8)
Interest rate contracts | Interest and other expense on debt
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total					(1.1)
Foreign exchange contracts | Other income and (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total			0.1	0.2	(0.3)
Commodity contracts | Cost of materials sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total	(0.3)	0.1	1.3	(1.9)	(0.3)
Natural gas commodity contracts | Warehousing, delivery, selling, general and administrative
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total				$ (0.1)	$ (0.1)

Assets And Liabilities Measured And Recorded At Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents			$ 15.9
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liability derivatives			1.1
Commercial Paper | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	27.9	28.3	13.1
Common stock - available-for-sale investment | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid and other current assets	24.5	20.7	10.4
Commodity Contract | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mark-to-market derivatives	0.1	0.2	0.1
Total liability derivatives	0.2		1
Money Market Funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents			2.8
Foreign exchange contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liability derivatives			$ 0.1

Assets and Liabilities Measured and Recorded at Fair Value on Non Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other current assets-assets held for sale	$ 5.1	$ 3.6	$ 10
Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other current assets-assets held for sale	$ 5.1	$ 3.6	$ 10

Carrying and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 74	$ 70.8	$ 41.9	$ 61.3	$ 62.2	$ 114.9
Restricted Cash, Carrying Amount	4	3.9		5.3
Receivables less provision for allowances, claims and doubtful accounts, Carrying Amount	436.1	396.7		515.8
Accounts payable, Carrying Amount	270.3	196.2		245
Long-term debt, including current portion, Carrying Amount	1,264.2	1,305.4		1,023.6
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value	74	70.8		61.3
Restricted Cash, Fair Value	4	3.9		5.3
Receivables less provision for allowances, claims and doubtful accounts, Fair Value	436.1	396.7		515.8
Accounts payable, Fair Value	270.3	196.2		245
Long-term debt, including current portion, Fair Value	1,331.7	1,296.4		1,020
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	74	70.8		61.3
Restricted Cash, Carrying Amount	4	3.9		5.3
Receivables less provision for allowances, claims and doubtful accounts, Carrying Amount	436.1	396.7		515.8
Accounts payable, Carrying Amount	270.3	196.2		245
Long-term debt, including current portion, Carrying Amount	$ 1,264.2	$ 1,305.4		$ 1,023.6

Available for Sale Securities (Detail) (Common Stock, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 17.4	$ 17.4	$ 14.8
Gross Unrealized Gains	7.1	3.3
Gross Unrealized Losses			(4.4)
Fair Value	$ 24.5	$ 20.7	$ 10.4

Elements Of Provision (Benefit) For Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before income tax:
US																$ 103.8	$ 27.9	$ (50.6)
Foreign																(7.2)	(4.8)	(6.5)
Income (loss) before income taxes	6	(7.9)	[1]	32.1	32.6	[2]	39.8	2.3	[3]	13.7	[4]	(0.1)	[5]	7.2	[6]	96.6	23.1	(57.1)
Current income taxes:
Federal																0.5	(5.2)	(47.2)
Foreign																(0.6)	5.9	1.5
State																3.1	0.5	0.4
Current income taxes																3	1.2	(45.3)
Deferred income taxes	0.8						(0.3)									(10.2)	(12.7)	58.2
Total income tax provision (benefit)	$ 1.1	$ 15.2					$ 2.7	$ (21.5)								$ (7.2)	$ (11.5)	$ 12.9

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.

Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal income tax expense (benefit) computed at statutory tax rate of 35%					$ 33.8		$ 8.1		$ (20)
Additional taxes or credits from:
State and local income taxes, net of federal income tax effect					4.7		4.5		(0.4)
Non-deductible expenses and non-taxable income					1.9		(1.1)		0.7
Domestic production activities									2.1
Foreign income not includable in federal taxable income					(0.8)		6.3		5.5
Effect of acquisition related elections and settlements					(7.1)	[1]
Valuation allowance changes (net)					(41)	[2]	(30.1)	[2]	24.5	[2]
All other, net					1.3		0.8		0.5
Total income tax provision (benefit)	$ 1.1	$ 15.2	$ 2.7	$ (21.5)	$ (7.2)		$ (11.5)		$ 12.9

[1]	Includes a $8.5 million deferred tax benefit related to a tax election corresponding with the acquisition of Turret, for which an offsetting valuation allowance was also recorded in 2012.
[2]	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $22 million.

Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory tax rate			35.00%	35.00%	35.00%
Deferred tax benefit	$ 0.8	$ (0.3)	$ (10.2)	$ (12.7)	$ 58.2
U.S. federal and state net operating loss carryforwards			22
Turret Steel
Reconciliation Of Effective Income Tax Rate [Line Items]
Deferred tax benefit			$ (8.5)

Components Of Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
AMT tax credit carryforwards	$ 31	$ 30
Post-retirement benefits other than pensions	49	54
Federal and foreign net operating loss carryforwards	18	35
State net operating loss carryforwards	7	9
Pension liability	143	139
Other deductible temporary differences	17	23
Less: valuation allowances	(95)	(121)
Deferred tax asset net	170	169
Deferred tax liabilities:
Fixed asset basis difference	112	116
Inventory basis difference	130	131
Other intangibles	11	19
Deferred tax liabilities	253	266
Net deferred tax liability	$ (83)	$ (97)

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax [Line Items]
Net tax benefit related to changes in valuation allowance					$ (41)	[1]	$ (30.1)	[1]	$ 24.5	[1]
Tax benefit as a result of the release of valuation allowance					15.2
Federal AMT Credit carryforwards		31		30	31		30
Federal net operating loss carry-forwards		10			10
State net operating loss carry-forwards		7		9	7		9
Foreign net operating loss carry-forwards		8			8
Undistributed foreign earnings		34			34
Accrued interest related to uncertain tax positions		0.7		0.5	0.7		0.5
Unrecognized tax benefits that would affect effective tax rate if recognized		8		2.8	8		2.8
Provision (benefit) for income taxes	1.1	15.2	2.7	(21.5)	(7.2)		(11.5)		12.9
Valuation allowance	91.6	95.2			95.2
Domestic Tax Authority
Income Tax [Line Items]
Net operating loss carry-forwards expiration period					18 years
State and Local Jurisdiction
Income Tax [Line Items]
Net operating loss carry-forwards expiration period					3 to 15 years
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carry-forwards expiration period					1 to 5 years
Cash and Short term investments		$ 51			$ 51

[1]	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $22 million.

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized tax benefits Beginning balance	$ 6	$ 5.8	$ 5
Gross increases - tax positions in current periods	2	1.1	1
Settlements and closing of statute of limitations		(0.9)	(0.2)
Unrecognized tax benefits Ending balance	$ 8	$ 6	$ 5.8

Condensed Consolidating Financial Statements - Additional information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
2017 and 2018 Notes
Condensed Financial Statements, Captions [Line Items]
Dividend payment threshold of percentage of future net income	50.00%	50.00%

Condensed Consolidating Statement Of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Sales	$ 891.1	$ 850.3	[1]	$ 962.2	$ 1,090.6	[2]	$ 1,121.6	$ 1,035	[3]	$ 1,218.8	[4]	$ 1,289	[5]	$ 1,187	[6]	$ 4,024.7	$ 4,729.8	$ 3,895.5
Cost of materials sold	735.3						930.8									3,315.1	4,071	3,355.7
Gross profit	155.8	154.3	[1]	180.5	184	[2]	190.8	164.5	[3]	173.7	[4]	163.9	[5]	156.7	[6]	709.6	658.8	539.8
Warehousing, delivery, selling, general and administrative expenses	121.7						131.4									508.2	539.8	505.7
Restructuring and other charges		1.1						9.8								1.1	11.1	12
Gain on Insurance Settlement																		(2.6)
Impairment charges on fixed assets and goodwill	0.9	0.1			0.9			3.1		2.2		2.5				1	9.3	1.4
Pension and other postretirement benefits curtailment gain																(1.7)		2
Operating profit (loss)	33.2						59.4									201	98.6	21.3
Other expense, net	1.2						(0.3)									(18)	4.6	(3.2)
Interest and other expense on debt	(28.4)						(19.3)									(86.4)	(80.1)	(75.2)
Income (loss) before income taxes	6	(7.9)	[1]	32.1	32.6	[2]	39.8	2.3	[3]	13.7	[4]	(0.1)	[5]	7.2	[6]	96.6	23.1	(57.1)
Provision (benefit) for income taxes	1.1	15.2					2.7	(21.5)								(7.2)	(11.5)	12.9
Net income (loss)	4.9	5.7	[1]	31.6	29.4	[2]	37.1	23.8	[3]	10.2	[4]	(7.8)	[5]	8.4	[6]	103.8	34.6	(70)
Less: Net loss attributable to noncontrolling interest	(2.2)						(1.1)									(5.5)	(8.3)	(4.6)
Net income (loss) attributable to Ryerson Inc.	7.1	7	[1]	33.5	30.6	[2]	38.2	28.6	[3]	12.1	[4]	(7.2)	[5]	9.4	[6]	109.3	42.9	(65.4)
Parent
Condensed Financial Statements, Captions [Line Items]
Warehousing, delivery, selling, general and administrative expenses	1.3						1.3									4.7	5.2	4.9
Gain on Insurance Settlement																		(2.6)
Operating profit (loss)	(1.3)						(1.3)									(4.7)	(5.2)	(2.3)
Other expense, net							0.3									(16.8)	(0.2)
Interest and other expense on debt	(4.6)						(18.5)									(62.4)	(76.6)	(70.3)
Interest expense on intercompany loans	(5.4)						(11.6)									(53.5)	(42)	(55.9)
Income (loss) before income taxes	(11.3)						(31.1)									(137.4)	(124)	(128.5)
Provision (benefit) for income taxes	(1.7)															(52.1)	(51.9)	(15.4)
Equity in (earnings) loss of subsidiaries	(16.7)						(69.3)									(194.6)	(115)	(47.7)
Net income (loss)	7.1						38.2									109.3	42.9	(65.4)
Net income (loss) attributable to Ryerson Inc.	7.1						38.2									109.3	42.9	(65.4)
Joseph T. Ryerson
Condensed Financial Statements, Captions [Line Items]
Net Sales	749.7						953.7									3,396	4,093.4	3,351.3
Cost of materials sold	621.9						799.5									2,819	3,560.9	2,918.8
Gross profit	127.8						154.2									577	532.5	432.5
Warehousing, delivery, selling, general and administrative expenses	94.3						104.3									395.5	442.8	422.3
Restructuring and other charges																(0.2)	10	12
Impairment charges on fixed assets and goodwill	0.9															1	7.8	1.4
Pension and other postretirement benefits curtailment gain																		2
Operating profit (loss)	32.6						49.9									180.7	71.9	(5.2)
Other expense, net	0.1															0.2	6
Interest and other expense on debt	(23.1)															(20.9)	(0.1)	(1.3)
Interest expense on intercompany loans							(9.8)									(39.7)	(37.6)	(8.5)
Interest income on intercompany loans	3.4
Income (loss) before income taxes	13						40.1									120.3	40.2	(15)
Provision (benefit) for income taxes	2.1						2.3									(0.5)	1.1	53.1
Equity in (earnings) loss of subsidiaries	(8)						(13.6)									(46)	(65.5)	(28.4)
Net income (loss)	18.9						51.4									166.8	104.6	(39.7)
Net income (loss) attributable to Ryerson Inc.	18.9						51.4									166.8	104.6	(39.7)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Sales	604.8						810.8									2,827.4	3,326.1	2,963.8
Cost of materials sold	593.4						795.2									2,773.3	3,288.4	2,931.7
Gross profit	11.4						15.6									54.1	37.7	32.1
Warehousing, delivery, selling, general and administrative expenses	5.5						6.4									26.3	5.4	3.9
Operating profit (loss)	5.9						9.2									27.8	32.3	28.2
Interest income on intercompany loans	2						21.4									93.2	79.6	64.8
Income (loss) before income taxes	7.9						30.6									121	111.9	93
Provision (benefit) for income taxes	1.2						0.3									45.2	33.2	(27.8)
Equity in (earnings) loss of subsidiaries	0.9						(0.3)									4	8.7	5.6
Net income (loss)	5.8						30.6									71.8	70	115.2
Net income (loss) attributable to Ryerson Inc.	5.8						30.6									71.8	70	115.2
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Sales	122.7						141.1									543.7	645	550.5
Cost of materials sold	106.1						120.1									465.2	556.4	475.3
Gross profit	16.6						21									78.5	88.6	75.2
Warehousing, delivery, selling, general and administrative expenses	20.6						19.4									81.7	86.4	74.6
Restructuring and other charges																1.3	1.1
Impairment charges on fixed assets and goodwill																	1.5
Pension and other postretirement benefits curtailment gain																(1.7)
Operating profit (loss)	(4)						1.6									(2.8)	(0.4)	0.6
Other expense, net	1.1						(0.6)									(1.4)	(1.2)	(3.2)
Interest and other expense on debt	(0.7)						(0.8)									(3.1)	(3.4)	(3.6)
Interest expense on intercompany loans																		(0.4)
Income (loss) before income taxes	(3.6)						0.2									(7.3)	(5)	(6.6)
Provision (benefit) for income taxes	(0.5)						0.1									0.2	6.1	3
Net income (loss)	(3.1)						0.1									(7.5)	(11.1)	(9.6)
Less: Net loss attributable to noncontrolling interest	(2.2)						(1.1)									(5.5)	(8.3)	(4.6)
Net income (loss) attributable to Ryerson Inc.	(0.9)						1.2									(2)	(2.8)	(5)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net Sales	(586.1)						(784)									(2,742.4)	(3,334.7)	(2,970.1)
Cost of materials sold	(586.1)						(784)									(2,742.4)	(3,334.7)	(2,970.1)
Interest expense on intercompany loans	5.4						21.4									93.2	79.6	64.8
Interest income on intercompany loans	(5.4)						(21.4)									(93.2)	(79.6)	(64.8)
Equity in (earnings) loss of subsidiaries	23.8						83.2									236.6	171.8	70.5
Net income (loss)	(23.8)						(83.2)									(236.6)	(171.8)	(70.5)
Net income (loss) attributable to Ryerson Inc.	$ (23.8)						$ (83.2)									$ (236.6)	$ (171.8)	$ (70.5)

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.

Condensed Consolidating Statement Of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Net Sales	$ 891.1	$ 850.3	[1]	$ 962.2	$ 1,090.6	[2]	$ 1,121.6	$ 1,035	[3]	$ 1,218.8	[4]	$ 1,289	[5]	$ 1,187	[6]	$ 4,024.7	$ 4,729.8	$ 3,895.5
Cost of materials sold	735.3						930.8									3,315.1	4,071	3,355.7
Gross profit	155.8	154.3	[1]	180.5	184	[2]	190.8	164.5	[3]	173.7	[4]	163.9	[5]	156.7	[6]	709.6	658.8	539.8
Warehousing, delivery, selling, general and administrative	121.7						131.4									508.2	539.8	505.7
Impairment charges on fixed assets and goodwill	0.9	0.1			0.9			3.1		2.2		2.5				1	9.3	1.4
Operating profit (loss)	33.2						59.4									201	98.6	21.3
Other income and (expense), net	1.2						(0.3)									(18)	4.6	(3.2)
Interest and other expense on debt	(28.4)						(19.3)									(86.4)	(80.1)	(75.2)
Income (loss) before income taxes	6	(7.9)	[1]	32.1	32.6	[2]	39.8	2.3	[3]	13.7	[4]	(0.1)	[5]	7.2	[6]	96.6	23.1	(57.1)
Provision (benefit) for income taxes	1.1	15.2					2.7	(21.5)								(7.2)	(11.5)	12.9
Net income (loss)	4.9	5.7	[1]	31.6	29.4	[2]	37.1	23.8	[3]	10.2	[4]	(7.8)	[5]	8.4	[6]	103.8	34.6	(70)
Less: Net loss attributable to noncontrolling interest	(2.2)						(1.1)									(5.5)	(8.3)	(4.6)
Net income (loss) attributable to Ryerson Inc.	7.1	7	[1]	33.5	30.6	[2]	38.2	28.6	[3]	12.1	[4]	(7.2)	[5]	9.4	[6]	109.3	42.9	(65.4)
Comprehensive income (loss)	6.1						45.1									66	(41.4)	(71.5)
Less: Comprehensive loss attributable to noncontrolling interest	(2.1)						(1)									(5.9)	(7)	(3.2)
Comprehensive income (loss) attributable to Ryerson Inc.	8.2						46.1									71.9	(34.4)	(68.3)
Parent
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Warehousing, delivery, selling, general and administrative	1.3						1.3									4.7	5.2	4.9
Operating profit (loss)	(1.3)						(1.3)									(4.7)	(5.2)	(2.3)
Other income and (expense), net							0.3									(16.8)	(0.2)
Interest and other expense on debt	(4.6)						(18.5)									(62.4)	(76.6)	(70.3)
Interest expense on intercompany loans	(5.4)						(11.6)									(53.5)	(42)	(55.9)
Income (loss) before income taxes	(11.3)						(31.1)									(137.4)	(124)	(128.5)
Provision (benefit) for income taxes	(1.7)															(52.1)	(51.9)	(15.4)
Equity in (earnings) loss of subsidiaries	(16.7)						(69.3)									(194.6)	(115)	(47.7)
Net income (loss)	7.1						38.2									109.3	42.9	(65.4)
Net income (loss) attributable to Ryerson Inc.	7.1						38.2									109.3	42.9	(65.4)
Comprehensive income (loss)	8.2						46.1									71.9	(34.4)	(68.3)
Comprehensive income (loss) attributable to Ryerson Inc.	8.2						46.1									71.9	(34.4)	(68.3)
Joseph T. Ryerson
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Net Sales	749.7						953.7									3,396	4,093.4	3,351.3
Cost of materials sold	621.9						799.5									2,819	3,560.9	2,918.8
Gross profit	127.8						154.2									577	532.5	432.5
Warehousing, delivery, selling, general and administrative	94.3						104.3									395.5	442.8	422.3
Impairment charges on fixed assets and goodwill	0.9															1	7.8	1.4
Operating profit (loss)	32.6						49.9									180.7	71.9	(5.2)
Other income and (expense), net	0.1															0.2	6
Interest and other expense on debt	(23.1)															(20.9)	(0.1)	(1.3)
Interest expense on intercompany loans							(9.8)									(39.7)	(37.6)	(8.5)
Interest income on intercompany loans	3.4
Income (loss) before income taxes	13						40.1									120.3	40.2	(15)
Provision (benefit) for income taxes	2.1						2.3									(0.5)	1.1	53.1
Equity in (earnings) loss of subsidiaries	(8)						(13.6)									(46)	(65.5)	(28.4)
Net income (loss)	18.9						51.4									166.8	104.6	(39.7)
Net income (loss) attributable to Ryerson Inc.	18.9						51.4									166.8	104.6	(39.7)
Comprehensive income (loss)	19.8						51.7									136.1	67.5	(51)
Comprehensive income (loss) attributable to Ryerson Inc.	19.8						51.7									136.1	67.5	(51)
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Net Sales	604.8						810.8									2,827.4	3,326.1	2,963.8
Cost of materials sold	593.4						795.2									2,773.3	3,288.4	2,931.7
Gross profit	11.4						15.6									54.1	37.7	32.1
Warehousing, delivery, selling, general and administrative	5.5						6.4									26.3	5.4	3.9
Operating profit (loss)	5.9						9.2									27.8	32.3	28.2
Interest income on intercompany loans	2						21.4									93.2	79.6	64.8
Income (loss) before income taxes	7.9						30.6									121	111.9	93
Provision (benefit) for income taxes	1.2						0.3									45.2	33.2	(27.8)
Equity in (earnings) loss of subsidiaries	0.9						(0.3)									4	8.7	5.6
Net income (loss)	5.8						30.6									71.8	70	115.2
Net income (loss) attributable to Ryerson Inc.	5.8						30.6									71.8	70	115.2
Comprehensive income (loss)	9.5						34.1									79.6	59.8	120.7
Comprehensive income (loss) attributable to Ryerson Inc.	9.5						34.1									79.6	59.8	120.7
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Net Sales	122.7						141.1									543.7	645	550.5
Cost of materials sold	106.1						120.1									465.2	556.4	475.3
Gross profit	16.6						21									78.5	88.6	75.2
Warehousing, delivery, selling, general and administrative	20.6						19.4									81.7	86.4	74.6
Impairment charges on fixed assets and goodwill																	1.5
Operating profit (loss)	(4)						1.6									(2.8)	(0.4)	0.6
Other income and (expense), net	1.1						(0.6)									(1.4)	(1.2)	(3.2)
Interest and other expense on debt	(0.7)						(0.8)									(3.1)	(3.4)	(3.6)
Interest expense on intercompany loans																		(0.4)
Income (loss) before income taxes	(3.6)						0.2									(7.3)	(5)	(6.6)
Provision (benefit) for income taxes	(0.5)						0.1									0.2	6.1	3
Net income (loss)	(3.1)						0.1									(7.5)	(11.1)	(9.6)
Less: Net loss attributable to noncontrolling interest	(2.2)						(1.1)									(5.5)	(8.3)	(4.6)
Net income (loss) attributable to Ryerson Inc.	(0.9)						1.2									(2)	(2.8)	(5)
Comprehensive income (loss)	(6.6)						4.1									(5)	(16.7)	1.1
Less: Comprehensive loss attributable to noncontrolling interest	(2.1)						(1)									(5.9)	(7)	(3.2)
Comprehensive income (loss) attributable to Ryerson Inc.	(4.5)						5.1									0.9	(9.7)	4.3
Eliminations
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Net Sales	(586.1)						(784)									(2,742.4)	(3,334.7)	(2,970.1)
Cost of materials sold	(586.1)						(784)									(2,742.4)	(3,334.7)	(2,970.1)
Interest expense on intercompany loans	5.4						21.4									93.2	79.6	64.8
Interest income on intercompany loans	(5.4)						(21.4)									(93.2)	(79.6)	(64.8)
Equity in (earnings) loss of subsidiaries	23.8						83.2									236.6	171.8	70.5
Net income (loss)	(23.8)						(83.2)									(236.6)	(171.8)	(70.5)
Net income (loss) attributable to Ryerson Inc.	(23.8)						(83.2)									(236.6)	(171.8)	(70.5)
Comprehensive income (loss)	(24.8)						(90.9)									(216.6)	(117.6)	(74)
Comprehensive income (loss) attributable to Ryerson Inc.	$ (24.8)						$ (90.9)									$ (216.6)	$ (117.6)	$ (74)

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.

Condensed Consolidating Statement Of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 4.9	$ 37.1	$ 103.8	$ 34.6	$ (70)
Non-cash expenses	13.9	10.8	59.2	50	114.9
Changes in working capital	10.9	(14.6)	23.6	(30)	(243.3)
Net adjustments	24.8	(3.8)	82.8	20	(128.4)
Net cash provided by (used in) operating activities	29.7	33.3	186.6	54.6	(198.4)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(3.9)	(14.6)	(35.3)	(115)	(44.4)
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(21.4)	(39.5)	(143.4)	57.9	184.5
Net increase (decrease) in cash and cash equivalents	4.4	(20.8)	7.9	(2.5)	(58.3)
Effect of exchange rates	(1.2)	1.4	1.6	1.6	5.6
Net change in cash and cash equivalents	3.2	(19.4)	9.5	(0.9)	(52.7)
Beginning cash and cash equivalents	70.8	61.3	61.3	62.2	114.9
Cash and cash equivalents - end of period	74	41.9	70.8	61.3	62.2
Parent
Operating activities:
Net income (loss)	7.1	38.2	109.3	42.9	(65.4)
Non-cash expenses	0.1	0.2	2.1	(24.1)	(74)
Equity in (earnings) loss of subsidiaries	(16.7)	(69.3)	(194.6)	(115)	(47.7)
Changes in working capital	625.2	24.8	1,020.4	265.5	13.1
Net adjustments	608.6	(44.3)	827.9	126.4	(108.6)
Net cash provided by (used in) operating activities	615.7	(6.1)	937.2	169.3	(174)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(0.1)	(5.6)	(2)	97.3	61.4
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(615.2)	8.8	(938)	(264.1)	113.1
Net increase (decrease) in cash and cash equivalents	0.4	(2.9)	(2.8)	2.5	0.5
Net change in cash and cash equivalents	0.4	(2.9)	(2.8)	2.5	0.5
Beginning cash and cash equivalents	0.2	3	3	0.5
Cash and cash equivalents - end of period	0.6	0.1	0.2	3	0.5
Joseph T. Ryerson
Operating activities:
Net income (loss)	18.9	51.4	166.8	104.6	(39.7)
Non-cash expenses	11.4	9.2	46.1	82	117.7
Equity in (earnings) loss of subsidiaries	(8)	(13.6)	(46)	(65.5)	(28.4)
Changes in working capital	1,044.6	(8.9)	(895.4)	(511.3)	(459.4)
Net adjustments	1,048	(13.3)	(895.3)	(494.8)	(370.1)
Net cash provided by (used in) operating activities	1,066.9	38.1	(728.5)	(390.2)	(409.8)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(577.8)	(11.9)	(29.1)	3.4	199.7
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(492.9)	(25.6)	758.4	386.3	220.7
Net increase (decrease) in cash and cash equivalents	(3.8)	0.6	0.8	(0.5)	10.6
Effect of exchange rates	0.2	0.1
Net change in cash and cash equivalents	(3.6)	0.7	0.8	(0.5)	10.6
Beginning cash and cash equivalents	15.3	14.5	14.5	15	4.4
Cash and cash equivalents - end of period	11.7	15.2	15.3	14.5	15
Guarantor Subsidiaries
Operating activities:
Net income (loss)	5.8	30.6	71.8	70	115.2
Non-cash expenses	0.9	(0.1)	2.8	(15.8)	64.5
Equity in (earnings) loss of subsidiaries	0.9	(0.3)	4	8.7	5.6
Changes in working capital	(1,662.4)	(16.3)	(122.2)	218.4	220.6
Net adjustments	(1,660.6)	(16.7)	(115.4)	211.3	290.7
Net cash provided by (used in) operating activities	(1,654.8)	13.9	(43.6)	281.3	405.9
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	1,464.3	(1.1)	51.4	(158)	(338.7)
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	191.2	(13.7)	(7.5)	(122.5)	(66.7)
Net increase (decrease) in cash and cash equivalents	0.7	(0.9)	0.3	0.8	0.5
Effect of exchange rates	(0.1)		0.1
Net change in cash and cash equivalents	0.6	(0.9)	0.4	0.8	0.5
Beginning cash and cash equivalents	1.9	1.5	1.5	0.7	0.2
Cash and cash equivalents - end of period	2.5	0.6	1.9	1.5	0.7
Non-Guarantor Subsidiaries
Operating activities:
Net income (loss)	(3.1)	0.1	(7.5)	(11.1)	(9.6)
Non-cash expenses	1.5	1.5	8.2	7.9	6.7
Changes in working capital	3.5	(14.2)	20.8	(2.6)	(17.6)
Net adjustments	5	(12.7)	29	5.3	(10.9)
Net cash provided by (used in) operating activities	1.9	(12.6)	21.5	(5.8)	(20.5)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(0.9)	2.9	0.6	(10.2)	1.3
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	6.1	(7.9)	(12.5)	10.7	(50.7)
Net increase (decrease) in cash and cash equivalents	7.1	(17.6)	9.6	(5.3)	(69.9)
Effect of exchange rates	(1.3)	1.3	1.5	1.6	5.6
Net change in cash and cash equivalents	5.8	(16.3)	11.1	(3.7)	(64.3)
Beginning cash and cash equivalents	53.4	42.3	42.3	46	110.3
Cash and cash equivalents - end of period	59.2	26	53.4	42.3	46
Eliminations
Operating activities:
Net income (loss)	(23.8)	(83.2)	(236.6)	(171.8)	(70.5)
Equity in (earnings) loss of subsidiaries	23.8	83.2	236.6	171.8	70.5
Net adjustments	23.8	83.2	236.6	171.8	70.5
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(889.4)	1.1	(56.2)	(47.5)	31.9
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	$ 889.4	$ (1.1)	$ 56.2	$ 47.5	$ (31.9)

Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 1,309.2	$ 1,254.3	$ 1,352.7
Property, plant and equipment net of accumulated depreciation	474.3	483.4	491.1
Other noncurrent assets	223.1	226.5	219.4
Total assets	2,006.6	1,964.2	2,063.2
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	540	456	547.3
Noncurrent liabilities	1,741	1,788.7	1,484.6
Redeemable noncontrolling interest	1.6	1.7
Ryerson Inc. stockholders' equity	(276.7)	(284.9)	23.4
Noncontrolling interest	0.7	2.7	7.9
Total Liabilities and Equity	2,006.6	1,964.2	2,063.2
Parent
ASSETS
Current assets	9.9	381.7	1,399.6
Other noncurrent assets	961	944.2	798.1
Total assets	970.9	1,325.9	2,197.7
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	255.3	16.5	44.5
Noncurrent liabilities	992.3	1,594.3	2,129.8
Ryerson Inc. stockholders' equity	(276.7)	(284.9)	23.4
Total Liabilities and Equity	970.9	1,325.9	2,197.7
Joseph T. Ryerson
ASSETS
Current assets	1,190.7	2,215.9	1,390.3
Property, plant and equipment net of accumulated depreciation	403.4	410.8	416.4
Other noncurrent assets	900.8	319.2	244
Total assets	2,494.9	2,945.9	2,050.7
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	290.9	254.3	265.1
Noncurrent liabilities	1,364.8	1,872.2	1,102.2
Ryerson Inc. stockholders' equity	839.2	819.4	683.4
Total Liabilities and Equity	2,494.9	2,945.9	2,050.7
Guarantor Subsidiaries
ASSETS
Current assets	151.7	63	53.9
Property, plant and equipment net of accumulated depreciation	3	3.1	2.9
Other noncurrent assets	352.6	1,818.6	1,885.2
Total assets	507.3	1,884.7	1,942
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	178.1	1,738.3	1,870.3
Noncurrent liabilities	0.8	0.8	5.7
Ryerson Inc. stockholders' equity	328.4	145.6	66
Total Liabilities and Equity	507.3	1,884.7	1,942
Non-Guarantor Subsidiaries
ASSETS
Current assets	247.4	214.5	225.9
Property, plant and equipment net of accumulated depreciation	67.9	69.5	71.8
Other noncurrent assets	14.1	14.4	15.4
Total assets	329.4	298.4	313.1
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	106.5	67.7	84.4
Noncurrent liabilities	31.7	32.8	31
Redeemable noncontrolling interest	1.6	1.7
Ryerson Inc. stockholders' equity	188.9	193.5	189.8
Noncontrolling interest	0.7	2.7	7.9
Total Liabilities and Equity	329.4	298.4	313.1
Eliminations
ASSETS
Current assets	(290.5)	(1,620.8)	(1,717)
Other noncurrent assets	(2,005.4)	(2,869.9)	(2,723.3)
Total assets	(2,295.9)	(4,490.7)	(4,440.3)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	(290.8)	(1,620.8)	(1,717)
Noncurrent liabilities	(648.6)	(1,711.4)	(1,784.1)
Ryerson Inc. stockholders' equity	(1,356.5)	(1,158.5)	(939.2)
Total Liabilities and Equity	$ (2,295.9)	$ (4,490.7)	$ (4,440.3)

Summary by Quarter (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Line Items]
Net Sales	$ 891.1	$ 850.3	[1]	$ 962.2	$ 1,090.6	[2]	$ 1,121.6	$ 1,035	[3]	$ 1,218.8	[4]	$ 1,289	[5]	$ 1,187	[6]	$ 4,024.7	$ 4,729.8	$ 3,895.5
Gross profit	155.8	154.3	[1]	180.5	184	[2]	190.8	164.5	[3]	173.7	[4]	163.9	[5]	156.7	[6]	709.6	658.8	539.8
Income (loss) before income taxes	6	(7.9)	[1]	32.1	32.6	[2]	39.8	2.3	[3]	13.7	[4]	(0.1)	[5]	7.2	[6]	96.6	23.1	(57.1)
Net income (loss)	4.9	5.7	[1]	31.6	29.4	[2]	37.1	23.8	[3]	10.2	[4]	(7.8)	[5]	8.4	[6]	103.8	34.6	(70)
Net income (loss) attributable to Ryerson Inc.	$ 7.1	$ 7	[1]	$ 33.5	$ 30.6	[2]	$ 38.2	$ 28.6	[3]	$ 12.1	[4]	$ (7.2)	[5]	$ 9.4	[6]	$ 109.3	$ 42.9	$ (65.4)

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.

Summary by Quarter (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Line Items]
Business acquisition gain on bargain								$ 5.8		$ 5.8
Debt issuance costs write off								1.1
Impairment charges on fixed assets and goodwill	0.9	0.1	0.9		3.1	2.2	2.5		1	9.3	1.4
Goodwill impairment					1.5					1.5
Restructuring charge		1.1			9.8				1.1	11.1	12
Loss on redemption of notes		(17.2)							(17.2)	(0.2)
Pension and other postretirement benefits curtailment gain (loss)									1.7		(2)
Income tax benefit	1.1	15.2		2.7	(21.5)				(7.2)	(11.5)	12.9
Other Postretirement Benefits for Canadian Plans
Supplemental Financial Information [Line Items]
Pension and other postretirement benefits curtailment gain (loss)		$ 1.7							$ 1.7

Valuation And Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7.7		$ 8.7		$ 10.5
Additions Charged (Credited) to Income	1.7		3.4		3
Deductions from Reserves	(2.3)	[1]	(4.4)	[1]	(4.8)	[1]
Balance at End of Period	7.1		7.7		8.7
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	121.5		124.8		98.4
Acquisition of Business	1.2	[2]
Additions Charged (Credited) to Income	(41)		(30.1)		24.5
Additions Charged to Other Comprehensive Income	13.5		26.8		4.4
Deductions from Reserves					(2.5)	[3]
Balance at End of Period	$ 95.2		$ 121.5		$ 124.8

[1]	Bad debts written off during the year
[2]	Reserve of $1.2 million was acquired in acquisition of Açofran
[3]	Change in net deferred tax assets for which a valuation allowance was fully provided

Valuation And Qualifying Accounts (Parenthetical) (Detail) (Acofran, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acofran
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve acquired	$ 1.2

Financial Statements - Additional Information (Detail)	Mar. 31, 2013	Dec. 31, 2012
Parent company percentage owned by affiliates	99.00%	99.00%
Acofran
Ownership percentage by Parent	50.00%	50.00%
Ryerson China
Ownership percentage by Parent	50.00%	50.00%
Additional ownership interest through affiliates	50.00%	50.00%

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 96.9	$ 97	$ 96.7	$ 73.7
Interim Impairment Test
Goodwill [Line Items]
Goodwill	$ 7

Change In Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended															12 Months Ended													3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Mar. 31, 2013 Capital in Excess of Par Value	Dec. 31, 2012 Capital in Excess of Par Value	Dec. 31, 2011 Capital in Excess of Par Value	Dec. 31, 2010 Capital in Excess of Par Value	Dec. 31, 2009 Capital in Excess of Par Value	Mar. 31, 2013 Accumulated Deficit	Dec. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Mar. 31, 2013 Foreign Currency Translation	Dec. 31, 2012 Foreign Currency Translation	Dec. 31, 2011 Foreign Currency Translation	Dec. 31, 2010 Foreign Currency Translation	Mar. 31, 2013 Benefit Plan Liabilities	Dec. 31, 2012 Benefit Plan Liabilities	Dec. 31, 2011 Benefit Plan Liabilities	Dec. 31, 2010 Benefit Plan Liabilities	Mar. 31, 2013 Unrealized Gain (Loss) on Available- For-Sale Investments	Dec. 31, 2012 Unrealized Gain (Loss) on Available- For-Sale Investments	Dec. 31, 2011 Unrealized Gain (Loss) on Available- For-Sale Investments	Dec. 31, 2010 Unrealized Gain (Loss) on Available- For-Sale Investments	Mar. 31, 2013 Noncontrolling Interest	Dec. 31, 2012 Noncontrolling Interest	Dec. 31, 2011 Noncontrolling Interest	Dec. 31, 2010 Noncontrolling Interest	Mar. 31, 2013 Redeemable Noncontrolling Interest	Dec. 31, 2012 Redeemable Noncontrolling Interest
Changes In Equity And Comprehensive Income [Line Items]
Beginning Balance	$ (282.2)						$ 31.3							$ 77.4		$ 31.3	$ 77.4	$ 166.4						$ 71.3	$ 71.3	$ 451.5	$ 456.2	$ 456.2	$ (102.5)	$ (211.8)	$ (254.7)	$ (189.3)	$ (5.4)	$ (9.7)	$ (7.4)	$ (17.4)	$ (251.6)	$ (202.2)	$ (137)	$ (118.7)	$ 3.3	$ (4.4)	$ 5.4		$ 2.7	$ 7.9	$ 14.9	$ 35.6	$ 1.7
Balance, Shares	100						100									100			100	100	100	100	100
Net income (loss)	4.9	5.7	[1]	31.6	29.4	[2]	37.1	23.8	[3]	10.2	[4]	(7.8)	[5]	8.4	[6]	103.8	34.6	(70)											7.1	109.3	42.9	(65.4)													(2.1)	(5.2)	(8.3)	(4.6)	(0.1)	(0.3)
Net income (loss)	5															104.1
Foreign currency translation	(3.7)															4.3	(1)	11.4															(3.8)	4.3	(2.3)	10									0.1		1.3	1.4		(0.4)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	1.1															49.4	65.2	18.3																			1.1	49.4	65.2	18.3
Unrealized gain on available-for-sale investment	3.8															7.7	(9.8)	5.4																							3.8	7.7	(9.8)	5.4
Ending Balance	$ (276)	$ (282.2)						$ 31.3								$ (282.2)	$ 31.3	$ 77.4						$ 71.3	$ 71.3	$ 451.5	$ 456.2	$ 456.2	$ (95.4)	$ (102.5)	$ (211.8)	$ (254.7)	$ (9.2)	$ (5.4)	$ (9.7)	$ (7.4)	$ (250.5)	$ (251.6)	$ (202.2)	$ (137)	$ 7.1	$ 3.3	$ (4.4)	$ 5.4	$ 0.7	$ 2.7	$ 7.9	$ 14.9	$ 1.6	$ 1.7
Balance, Shares	100	100						100								100	100		100	100	100	100	100

[1]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $17.2 million loss on the redemption of the Ryerson Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[2]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the fourth quarter 2011 results is an impairment charge of $3.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell and an impairment charge of $1.5 million related to goodwill. The fourth quarter also includes a $9.8 million restructuring charge related to a reorganization plan implemented to reduce headcount. The fourth quarter also included an income tax benefit of $21.5 million, primarily related to benefits relating to the purchase accounting impact of the Turret acquisition.
[4]	Included in the third quarter 2011 results is an impairment charge of $2.2 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the second quarter 2011 results is an impairment charge of $2.5 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[6]	Included in the first quarter 2011 results is a $5.8 million gain on bargain purchase related to our Singer acquisition and a $1.1 million write off of debt issuance costs associated with our prior credit facility upon entering into an amended revolving credit facility on March 14, 2011.

Change In Stockholders' Equity (Deficit), Other Comprehensive Income and Redeemable Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Equity And Comprehensive Income [Line Items]
Changes in defined benefit pension and other post-retirement benefit plans, tax provision	$ (0.1)	$ 2.1	$ 1.5	$ 0.7

Changes in Accumulated Other Comprehensive Income (loss) by Component (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Beginning Balance	$ (5.4)
Other comprehensive income (loss) before reclassifications	(3.8)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(3.8)
Ending Balance	(9.2)	(5.4)
Benefit Plan Liabilities
Beginning Balance	(251.6)
Other comprehensive income (loss) before reclassifications
Amounts reclassified from accumulated other comprehensive income	1.1
Net current-period other comprehensive income (loss)	1.1	49.4	65.2	18.3
Ending Balance	(250.5)	(251.6)
Unrealized Gain on Available-For-Sale Investments
Beginning Balance	3.3
Other comprehensive income (loss) before reclassifications	3.8
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	3.8
Ending Balance	$ 7.1	$ 3.3

Reclassifications Out Of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassifications Out Of Accumulated Other Comprehensive Income [Line Items]
Actuarial gain	$ 1.6
Prior service credits	(0.4)
Total recognized in other comprehensive income (loss)	1.2	51.5	66.7	19
Tax provision	0.1	(2.1)	(1.5)	(0.7)
Net current-period other comprehensive income (loss)	$ 1.1	$ 49.4	$ 65.2	$ 18.3

Subsequent Event - Additional Information (Detail) (Ryerson Secured Credit Facility)	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Apr. 03, 2013 Subsequent Event	Apr. 03, 2013 Subsequent Event Minimum	Apr. 03, 2013 Subsequent Event Maximum	Apr. 03, 2013 Subsequent Event Scenario One	Apr. 03, 2013 Subsequent Event Scenario Two
Subsequent Event [Line Items]
Credit facility amendement, description			Extend the maturity date to the earlier of (a) April 3, 2018 or (b) August 16, 2017 (60 days prior to the scheduled maturity date of the 2017 Notes), if the 2017 Notes are then outstanding.
Credit facility amendement, maturity date	Mar 14, 2016	Mar 14, 2016				Apr 3, 2018	Aug 16, 2017
Interest rate reduction, basis points				0.25%	0.50%
Commitment fee reduction, basis points			0.13%